Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT1-0123
1.9887630.104
Corporate Bonds - 36.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		6,936,000	6,190,198
3.375% 8/15/26		13,012,000	8,425,270
			14,615,468
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	3,446,792
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	5,947,507
			9,394,299
TOTAL CONVERTIBLE BONDS			24,009,767
Nonconvertible Bonds - 36.1%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.1%
Altice France SA:
5.125% 1/15/29(d)		6,850,000	5,394,375
5.125% 7/15/29(d)		4,460,000	3,459,756
5.5% 1/15/28(d)		2,440,000	2,033,520
5.5% 10/15/29(d)		2,360,000	1,861,268
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,704,859
3.8% 12/1/57		8,798,000	6,387,066
3.85% 6/1/60		20,000,000	14,590,766
4.3% 2/15/30		5,781,000	5,492,508
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	115,848
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		17,714,000	15,743,318
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		565,000	487,132
5.625% 9/15/28(d)		445,000	338,594
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	236,850
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	521,161
Frontier Communications Holdings LLC:
5% 5/1/28(d)		4,540,000	4,040,600
5.875% 10/15/27(d)		1,449,000	1,378,752
5.875% 11/1/29		1,740,000	1,388,877
6% 1/15/30(d)		1,500,000	1,227,420
8.75% 5/15/30(d)		1,485,000	1,536,233
IHS Holding Ltd. 5.625% 11/29/26 (d)		720,000	565,335
Iliad SA:
1.5% 10/14/24 (Reg. S)	EUR	900,000	890,884
1.875% 2/11/28 (Reg. S)	EUR	900,000	784,352
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		420,000	310,128
4.25% 7/1/28(d)		6,430,000	5,034,621
4.625% 9/15/27(d)		2,000,000	1,685,000
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,205,000	831,450
Lumen Technologies, Inc. 4.5% 1/15/29 (d)		7,015,000	4,750,207
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		670,000	572,850
3.25% 2/21/23(d)		645,000	641,775
5% 10/19/25(d)		360,000	360,968
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,080,000	1,893,008
Sprint Capital Corp.:
6.875% 11/15/28		2,499,000	2,647,965
8.75% 3/15/32		2,134,000	2,551,517
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	899,718
7.2% 7/18/36		1,334,000	1,105,753
7.721% 6/4/38		300,000	252,339
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,099,000	1,036,203
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,582,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		1,286,000	1,144,379
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	9,818,434
2.355% 3/15/32		51,205,000	41,103,781
2.55% 3/21/31		30,387,000	25,333,354
2.987% 10/30/56		12,327,000	7,775,786
3% 3/22/27		2,669,000	2,502,949
4.862% 8/21/46		14,509,000	13,245,739
5.012% 4/15/49		324,000	301,782
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,435,000	5,630,625
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		1,370,000	981,290
6.125% 3/1/28(d)		4,239,000	2,299,658
			209,472,753
Entertainment - 0.2%
Roblox Corp. 3.875% 5/1/30 (d)		4,985,000	4,079,126
The Walt Disney Co.:
3.6% 1/13/51		20,000,000	15,738,100
3.8% 3/22/30		20,840,000	19,576,336
			39,393,562
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	723,435
2.375% 10/9/30		345,000	277,014
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		350,000	313,863
2.39% 6/3/30(d)		435,000	351,263
2.88% 4/22/31(d)		285,000	235,364
3.975% 4/11/29(d)		260,000	236,974
			2,137,913
Media - 2.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		7,015,000	5,491,482
Altice Financing SA:
5% 1/15/28(d)		3,039,000	2,479,459
5.75% 8/15/29(d)		13,885,000	11,354,598
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	4,218,135
Cable Onda SA 4.5% 1/30/30 (d)		1,750,000	1,465,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		4,019,000	3,262,624
4.25% 1/15/34(d)		2,275,000	1,772,225
4.5% 8/15/30(d)		6,520,000	5,493,100
4.5% 5/1/32		4,654,000	3,840,783
4.5% 6/1/33(d)		7,245,000	5,749,704
4.75% 3/1/30(d)		2,400,000	2,063,335
4.75% 2/1/32(d)		1,225,000	1,024,406
5% 2/1/28(d)		12,475,000	11,467,769
5.375% 6/1/29(d)		5,000,000	4,537,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,232,979
3.9% 6/1/52		22,000,000	14,612,398
4.4% 4/1/33		14,572,000	12,772,576
4.8% 3/1/50		5,000,000	3,751,492
4.908% 7/23/25		7,411,000	7,294,585
5.25% 4/1/53		30,184,000	24,253,230
5.375% 5/1/47		18,624,000	15,407,393
5.5% 4/1/63		20,184,000	16,172,156
6.484% 10/23/45		5,093,000	4,797,949
6.834% 10/23/55		2,000,000	1,915,148
Comcast Corp. 6.45% 3/15/37		797,000	889,871
CSC Holdings LLC:
4.125% 12/1/30(d)		1,490,000	1,143,575
4.5% 11/15/31(d)		590,000	449,652
4.625% 12/1/30(d)		5,107,000	3,238,642
5.375% 2/1/28(d)		4,285,000	3,835,686
5.75% 1/15/30(d)		2,455,000	1,671,855
7.5% 4/1/28(d)		4,239,000	3,301,799
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	1,323,839
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,422,899
4.65% 5/15/50		20,572,000	14,851,596
DISH DBS Corp. 5.75% 12/1/28 (d)		3,045,000	2,469,647
DISH Network Corp. 11.75% 11/15/27 (d)		4,485,000	4,609,818
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,200,000	1,028,712
Fox Corp.:
4.03% 1/25/24		2,489,000	2,455,791
4.709% 1/25/29		3,602,000	3,480,994
5.476% 1/25/39		3,552,000	3,270,968
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,073,371
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,094,300
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,375,000	1,135,387
Magallanes, Inc.:
3.428% 3/15/24(d)		8,648,000	8,396,842
3.638% 3/15/25(d)		4,736,000	4,522,127
3.755% 3/15/27(d)		9,262,000	8,440,301
4.054% 3/15/29(d)		3,210,000	2,811,094
4.279% 3/15/32(d)		46,121,000	39,156,690
5.05% 3/15/42(d)		7,082,000	5,669,482
5.141% 3/15/52(d)		41,680,000	32,296,207
News Corp. 5.125% 2/15/32 (d)		1,225,000	1,122,958
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		3,895,000	3,184,942
6.5% 9/15/28(d)		5,929,000	3,199,881
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		1,260,000	963,900
Sirius XM Radio, Inc.:
4% 7/15/28(d)		6,905,000	6,102,777
4.125% 7/1/30(d)		3,055,000	2,577,870
5% 8/1/27(d)		1,000,000	933,240
5.5% 7/1/29(d)		695,000	647,115
TEGNA, Inc.:
4.625% 3/15/28		1,410,000	1,329,785
5% 9/15/29		545,000	509,595
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,857,282
5.5% 9/1/41		4,708,000	4,007,710
5.875% 11/15/40		6,004,000	5,321,492
6.55% 5/1/37		17,014,000	16,307,190
7.3% 7/1/38		14,056,000	14,373,579
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	1,016,396
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,600,000	1,362,000
6.625% 6/1/27(d)		5,690,000	5,545,081
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,092,072
VTR Finance BV 6.375% 7/15/28 (d)		450,000	193,584
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,330,000	1,890,259
Ziggo BV 4.875% 1/15/30 (d)		1,265,000	1,075,250
			409,085,604
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		930,000	807,821
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,045,000	1,038,991
CT Trust 5.125% 2/3/32 (d)		1,265,000	1,090,509
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	153,520
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,428,000	4,073,760
Millicom International Cellular SA:
4.5% 4/27/31(d)		4,625,000	3,782,672
5.125% 1/15/28(d)		441,000	398,003
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		405,000	393,179
6.5% 10/13/26(d)		456,000	450,956
Rogers Communications, Inc.:
3.2% 3/15/27(d)		9,947,000	9,281,868
3.8% 3/15/32(d)		8,681,000	7,685,212
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	7,960,128
3.75% 4/15/27		12,950,000	12,266,985
3.875% 4/15/30		23,000,000	21,124,009
4.375% 4/15/40		2,795,000	2,431,089
4.5% 4/15/50		5,491,000	4,638,149
VimpelCom Holdings BV 7.25% 4/26/23 (d)		625,000	546,875
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	2,300,000	2,605,751
6.25% 10/3/78 (Reg. S)(f)		2,515,000	2,420,688
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		310,000	161,975
5.125% 1/15/28(d)		1,108,000	628,305
			83,940,445
TOTAL COMMUNICATION SERVICES			744,030,277

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	502,136
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	524,618
Valeo SA 1% 8/3/28 (Reg. S)	EUR	2,100,000	1,717,881
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	737,669
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,589,777
			5,072,081
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,387,594
4.25% 5/15/23		1,967,000	1,959,932
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)		6,565,000	6,335,225
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		10,902,000	10,800,982
			25,483,733
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		3,507,000	3,261,510
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		9,030,000	8,585,837
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,063,107
Service Corp. International:
4% 5/15/31		1,850,000	1,585,062
5.125% 6/1/29		2,440,000	2,311,131
Sotheby's 7.375% 10/15/27 (d)		6,195,000	6,033,899
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,690,000	5,333,351
			30,173,897
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		2,089,000	1,759,272
5.75% 4/15/25(d)		60,000	60,150
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,755,000	3,221,189
Aramark Services, Inc.:
5% 2/1/28(d)		1,338,000	1,251,257
6.375% 5/1/25(d)		275,000	274,456
Caesars Entertainment, Inc.:
6.25% 7/1/25(d)		2,405,000	2,376,867
8.125% 7/1/27(d)		13,552,000	13,603,498
Carnival Corp.:
5.75% 3/1/27(d)		5,150,000	3,877,725
6% 5/1/29(d)		3,870,000	2,740,366
6.65% 1/15/28		225,000	149,063
7.625% 3/1/26(d)		6,645,000	5,598,413
10.5% 6/1/30(d)		3,170,000	2,713,964
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		4,230,000	3,562,929
Garden SpinCo Corp. 8.625% 7/20/30 (d)		580,000	615,753
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	636,400
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		3,385,000	3,351,150
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		4,875,000	4,013,636
3.75% 5/1/29(d)		370,000	328,342
4% 5/1/31(d)		2,320,000	1,951,505
5.75% 5/1/28(d)		230,000	225,464
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	656,193
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	4,260,000	4,463,119
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	630,000
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,080,000	842,400
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		225,000	189,558
4.75% 1/15/28		775,000	679,854
6.125% 9/15/25(d)		396,000	391,130
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,396,752
3.6% 7/1/30		4,224,000	3,948,603
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,450,000	1,288,053
NCL Corp. Ltd.:
5.875% 3/15/26(d)		670,000	549,588
7.75% 2/15/29(d)		1,460,000	1,168,000
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	366,072
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		4,350,000	3,480,000
5.875% 9/1/31(d)		916,000	697,882
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,850,000	2,343,120
5.375% 7/15/27(d)		1,095,000	907,318
5.5% 8/31/26(d)		3,920,000	3,400,600
5.5% 4/1/28(d)		3,635,000	2,967,069
11.625% 8/15/27(d)		520,000	529,100
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,049,616
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	331,111
Times Square Hotel Trust 8.528% 8/1/26 (d)		397,943	391,832
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	380,000
Voc Escrow Ltd. 5% 2/15/28 (d)		1,115,000	960,996
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,246,871
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	3,682,367
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,202,782
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,205,053
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,261,404
			99,917,842
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	233,386
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	541,145
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,567,030
TopBuild Corp. 4.125% 2/15/32 (d)		2,570,000	2,056,767
			4,398,328
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	504,869
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,200,000	740,700
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,248,109
Match Group Holdings II LLC:
4.125% 8/1/30(d)		1,575,000	1,315,125
5% 12/15/27(d)		1,575,000	1,463,603
Meituan:
2.125% 10/28/25(d)		995,000	868,138
3.05% 10/28/30(d)		665,000	490,354
Prosus NV:
3.257% 1/19/27(d)		500,000	437,340
3.68% 1/21/30(d)		840,000	675,192
4.027% 8/3/50(d)		1,110,000	672,799
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		1,139,000	865,640
Uber Technologies, Inc. 8% 11/1/26 (d)		4,885,000	4,940,613
			14,222,482
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	8,481,486
Mattel, Inc.:
3.375% 4/1/26(d)		1,935,000	1,776,930
3.75% 4/1/29(d)		4,355,000	3,813,543
5.875% 12/15/27(d)		1,575,000	1,540,098
			15,612,057
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	5,576,000	6,448,134
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,645,000	2,779,646
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	1,661,606
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	900,786
4.375% 4/1/30		775,000	622,282
			12,412,454
Specialty Retail - 0.6%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,504,743
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,332,042
4% 4/15/30		11,145,000	10,421,837
4.75% 8/1/32		15,000,000	14,710,880
Bath & Body Works, Inc. 6.694% 1/15/27		480,000	466,249
Carvana Co.:
4.875% 9/1/29(d)		950,000	317,461
5.5% 4/15/27(d)		1,550,000	556,311
5.875% 10/1/28(d)		390,000	136,871
10.25% 5/1/30(d)		240,000	102,000
Foot Locker, Inc. 4% 10/1/29 (d)		2,490,000	2,053,154
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,695,000	1,856,353
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,363,665
3.75% 4/1/32		27,423,000	24,979,923
4.25% 4/1/52		18,092,000	14,767,697
4.45% 4/1/62		20,496,000	16,567,341
4.5% 4/15/30		8,031,000	7,813,786
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,020,000	747,084
7.875% 5/1/29(d)		785,000	464,131
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,350,954
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	1,519,871
			105,032,353
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	333,863
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,370,088
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	1,687,200
			3,391,151
TOTAL CONSUMER DISCRETIONARY			315,716,378

CONSUMER STAPLES - 2.2%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		30,000,000	28,064,498
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	12,578,975
4.9% 2/1/46		16,343,000	15,288,603
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	175,000	227,946
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	16,715,563
4.35% 6/1/40		7,470,000	6,743,100
4.5% 6/1/50		20,000,000	18,082,308
4.75% 4/15/58		10,214,000	9,334,982
5.45% 1/23/39		9,200,000	9,405,821
5.55% 1/23/49		21,036,000	21,537,222
5.8% 1/23/59 (Reg. S)		22,287,000	23,622,668
Central American Bottling Corp. 5.25% 4/27/29 (d)		845,000	755,219
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,336,916
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,214,675
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	12,675,143
3.45% 3/25/30		7,303,000	6,801,129
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		7,670,000	5,969,446
			210,354,214
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		7,345,000	6,118,550
4.875% 2/15/30(d)		1,820,000	1,623,877
C&S Group Enterprises LLC 5% 12/15/28 (d)		4,885,000	3,627,183
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,555,000	1,490,662
Performance Food Group, Inc. 5.5% 10/15/27 (d)		1,294,000	1,248,710
Sysco Corp.:
5.95% 4/1/30		4,765,000	4,982,573
6.6% 4/1/50		7,190,000	8,021,155
U.S. Foods, Inc.:
4.625% 6/1/30(d)		580,000	514,698
4.75% 2/15/29(d)		1,635,000	1,456,981
			29,084,389
Food Products - 0.6%
Adecoagro SA 6% 9/21/27 (d)		1,325,000	1,230,014
BRF SA 4.875% 1/24/30 (d)		575,000	476,120
Camposol SA 6% 2/3/27 (d)		325,000	189,475
Darling Ingredients, Inc. 6% 6/15/30 (d)		810,000	789,904
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		18,135,000	15,806,829
3% 5/15/32(d)		18,025,000	14,127,184
3.625% 1/15/32(d)		27,395,000	22,600,875
5.125% 2/1/28(d)		7,390,000	7,046,977
5.5% 1/15/30(d)		5,555,000	5,328,134
5.75% 4/1/33(d)		15,215,000	14,739,227
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	2,846,951
Kraft Heinz Foods Co. 4.875% 10/1/49		20,000,000	17,926,546
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		3,310,000	2,927,298
Post Holdings, Inc.:
4.625% 4/15/30(d)		1,255,000	1,101,074
5.5% 12/15/29(d)		1,969,000	1,808,458
TreeHouse Foods, Inc. 4% 9/1/28		735,000	626,198
			109,571,264
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	1,800,000	1,597,958
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	764,166
			2,362,124
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,145,194
4.5% 5/2/43		7,299,000	5,507,498
4.8% 2/14/29		1,994,000	1,913,977
5.375% 1/31/44		13,161,000	11,466,425
5.95% 2/14/49		2,582,000	2,293,268
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	3,615,000	3,557,168
Imperial Tobacco Finance PLC:
3.5% 2/11/23(d)		850,000	845,156
3.5% 7/26/26(d)		8,401,000	7,735,752
4.25% 7/21/25(d)		6,702,000	6,397,355
6.125% 7/27/27(d)		7,555,000	7,556,694
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,257,638
5.7% 8/15/35		1,538,000	1,419,860
5.85% 8/15/45		12,953,000	11,327,253
6.15% 9/15/43		1,637,000	1,470,610
7.25% 6/15/37		1,835,000	1,885,787
			76,779,635
TOTAL CONSUMER STAPLES			428,151,626

ENERGY - 4.6%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (d)		1,750,000	1,471,846
Guara Norte SARL 5.198% 6/15/34 (d)		884,662	727,247
Halliburton Co.:
3.8% 11/15/25		86,000	84,175
4.85% 11/15/35		3,103,000	2,908,190
Oleoducto Central SA 4% 7/14/27 (d)		1,590,000	1,369,388
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,024,000	2,068,781
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	233,135
6.95% 3/18/30 (Reg. S)		400,000	405,500
Technip Energies NV 1.125% 5/28/28	EUR	2,905,000	2,447,399
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		903,000	905,709
7.625% 11/7/24(d)		1,750,000	1,766,188
8.375% 11/7/28(d)		260,000	263,868
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,030,051	1,977,453
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		152,000	149,937
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		425,600	412,832
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		997,500	970,069
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		189,000	185,220
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,706,753	1,690,216
			20,037,153
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp. 4.25% 1/15/30		555,000	498,756
Canacol Energy Ltd. 5.75% 11/24/28 (d)		530,000	446,293
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,251,901
3.9% 2/1/25		9,072,000	8,878,309
5.85% 2/1/35		3,955,000	3,863,831
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	9,034,908
5.4% 6/15/47		2,296,000	2,120,824
6.75% 11/15/39		1,902,000	2,001,105
Cheniere Energy Partners LP 3.25% 1/31/32		2,435,000	1,981,481
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	676,688
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		3,825,000	3,738,735
7% 6/15/25(d)		3,645,000	3,591,473
CNX Resources Corp.:
7.25% 3/14/27(d)		140,000	139,475
7.375% 1/15/31(d)		1,330,000	1,330,718
Colgate Energy Partners III LLC:
5.875% 7/1/29(d)		2,965,000	2,727,800
7.75% 2/15/26(d)		910,000	902,103
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,682,080
Comstock Resources, Inc.:
5.875% 1/15/30(d)		2,405,000	2,215,847
6.75% 3/1/29(d)		4,025,000	3,931,016
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		8,202,000	7,717,822
5.75% 4/1/25		1,941,000	1,892,234
6% 2/1/29(d)		4,880,000	4,501,800
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		940,000	865,411
5.625% 10/15/25(d)		180,000	175,725
CVR Energy, Inc.:
5.25% 2/15/25(d)		3,680,000	3,527,354
5.75% 2/15/28(d)		4,828,000	4,343,462
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,997,558
5.85% 5/21/43(d)(f)		9,176,000	8,976,901
6.45% 11/3/36(d)		4,987,000	4,956,763
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,258,078
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,780,000	1,771,990
DT Midstream, Inc. 4.125% 6/15/29 (d)		1,165,000	1,026,482
EG Global Finance PLC:
6.75% 2/7/25(d)		2,905,000	2,643,550
8.5% 10/30/25(d)		4,855,000	4,633,273
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		2,185,000	1,819,013
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,181,022
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,591,237
4.25% 12/1/26		2,805,000	2,719,649
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,199,000	2,164,256
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,095,000	1,015,613
Energean PLC 6.5% 4/30/27 (d)		770,000	708,400
Energy Transfer LP:
3.75% 5/15/30		24,728,000	21,918,593
3.9% 5/15/24(f)		1,542,000	1,507,465
4.2% 9/15/23		2,098,000	2,082,677
4.25% 3/15/23		2,044,000	2,037,495
4.5% 4/15/24		2,483,000	2,451,832
4.95% 6/15/28		7,159,000	6,925,163
5% 5/15/50		21,347,000	17,593,128
5.25% 4/15/29		4,040,000	3,930,234
5.4% 10/1/47		19,219,000	16,574,033
5.8% 6/15/38		3,992,000	3,701,562
6% 6/15/48		3,699,000	3,397,465
6.125% 12/15/45		900,000	852,391
6.25% 4/15/49		2,774,000	2,623,299
EnLink Midstream LLC 5.625% 1/15/28 (d)		4,500,000	4,387,500
EQM Midstream Partners LP:
4% 8/1/24		1,375,000	1,313,125
6% 7/1/25(d)		145,000	142,100
6.5% 7/1/27(d)		2,790,000	2,706,300
7.5% 6/1/27(d)		650,000	656,897
7.5% 6/1/30(d)		2,650,000	2,673,148
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	30,078,855
FEL Energy VI SARL 5.75% 12/1/40 (d)		390,884	318,570
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		499,316	420,674
2.625% 3/31/36(d)		1,890,000	1,496,998
GeoPark Ltd. 5.5% 1/17/27 (d)		835,000	721,231
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,595,000	1,448,260
7% 8/1/27		3,737,000	3,540,808
Golar LNG Ltd. 7% 10/20/25 (d)		1,365,000	1,288,475
Harvest Midstream I LP 7.5% 9/1/28 (d)		765,000	732,488
Hess Corp.:
4.3% 4/1/27		11,010,000	10,582,973
5.6% 2/15/41		10,536,000	10,153,952
5.8% 4/1/47		13,479,000	13,093,186
7.125% 3/15/33		2,041,000	2,232,091
7.3% 8/15/31		4,951,000	5,441,066
7.875% 10/1/29		8,500,000	9,516,004
Hess Midstream Partners LP:
4.25% 2/15/30(d)		780,000	666,900
5.125% 6/15/28(d)		2,915,000	2,744,356
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		555,000	508,412
6.25% 11/1/28(d)		555,000	528,533
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,150,000	3,781,323
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	495,975
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		495,000	365,558
4.75% 4/24/25(d)		152,000	146,044
5.75% 4/19/47(d)		250,000	187,719
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,790,294
5.5% 3/1/44		15,589,000	14,454,926
6.55% 9/15/40		686,000	692,622
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,523,893
5.55% 6/1/45		4,783,000	4,463,611
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,695,000	2,397,371
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		535,000	533,944
6.125% 6/30/25 (Reg. S)(d)		1,085,000	1,064,661
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,120,000	924,000
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		890,000	779,473
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		405,000	384,264
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	678,913
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
4.5% 7/15/23		3,588,000	3,566,378
4.8% 2/15/29		2,198,000	2,115,432
4.875% 12/1/24		4,860,000	4,818,064
4.95% 9/1/32		14,675,000	13,890,345
5.5% 2/15/49		6,593,000	5,923,340
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	413,171
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		955,000	191,000
7.625% 11/8/26(d)		305,000	54,900
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		16,065,000	15,526,100
6.75% 9/15/25(d)		13,499,000	13,184,878
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		3,370,000	3,043,841
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		4,009,000	1,044,304
Occidental Petroleum Corp.:
5.55% 3/15/26		9,211,000	9,211,000
6.45% 9/15/36		8,786,000	8,807,965
6.6% 3/15/46		10,444,000	10,652,880
7.5% 5/1/31		14,524,000	15,758,540
7.875% 9/15/31		465,000	509,175
8.875% 7/15/30		1,595,000	1,828,269
Petrobras Global Finance BV:
6.75% 6/3/50		860,000	732,333
6.875% 1/20/40		485,000	449,171
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		353,900	15,926
6% 5/16/24(d)(e)		1,847,331	83,130
6% 11/15/26(d)(e)		1,619,833	85,851
12.75% 12/31/49(d)(e)		98,000	4,411
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	11,748,600
4.875% 1/18/24		2,709,000	2,656,175
5.95% 1/28/31		38,105,000	28,494,919
6.35% 2/12/48		31,726,000	19,194,230
6.49% 1/23/27		14,935,000	13,513,188
6.5% 3/13/27		42,674,000	38,474,878
6.5% 6/2/41		255,000	163,200
6.625% 6/15/35		3,392,000	2,384,915
6.7% 2/16/32		11,667,000	8,993,507
6.75% 9/21/47		18,053,000	11,486,221
6.84% 1/23/30		33,047,000	27,131,587
6.875% 10/16/25		575,000	557,923
6.875% 8/4/26		1,070,000	1,011,150
6.95% 1/28/60		16,303,000	10,275,781
7.69% 1/23/50		31,233,000	21,260,303
Petronas Capital Ltd.:
3.404% 4/28/61(d)		415,000	292,260
3.5% 4/21/30(d)		335,000	307,634
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,011,535
3.85% 4/9/25		1,307,000	1,278,077
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,343,344
3.6% 11/1/24		2,794,000	2,695,221
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,565,000	1,504,650
PT Pertamina Persero 4.175% 1/21/50 (d)		405,000	313,920
Qatar Petroleum:
1.375% 9/12/26(d)		2,205,000	1,951,337
2.25% 7/12/31(d)		1,865,000	1,550,281
3.125% 7/12/41(d)		1,850,000	1,399,409
3.3% 7/12/51(d)		1,545,000	1,120,415
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		110,000	93,558
4.95% 7/15/29(d)		1,290,000	1,159,985
6.875% 4/15/40(d)		490,000	406,700
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		2,215,000	1,982,425
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,467,325
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		1,725,000	1,574,063
3.5% 4/16/29(d)		2,590,000	2,395,750
3.5% 11/24/70(d)		645,000	445,856
4.25% 4/16/39(d)		2,995,000	2,696,249
4.375% 4/16/49(d)		555,000	482,850
Sibur Securities DAC 2.95% 7/8/25 (c)(d)(e)		330,000	214,500
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		530,000	481,860
2.7% 5/13/30(d)		325,000	284,629
SM Energy Co. 5.625% 6/1/25		1,430,000	1,391,157
Southwestern Energy Co. 4.75% 2/1/32		1,170,000	1,022,907
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,440,000	1,246,878
5.875% 3/15/28		1,270,000	1,209,606
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		2,843,000	2,580,023
6% 3/1/27(d)		11,965,000	11,374,348
6% 12/31/30(d)		4,330,000	3,918,607
6% 9/1/31(d)		2,615,000	2,330,619
7.5% 10/1/25(d)		1,170,000	1,184,625
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	670,888
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,320,512
3.9% 1/15/25		9,678,000	9,452,695
4% 9/15/25		1,089,000	1,061,718
4.3% 3/4/24		14,855,000	14,680,003
4.5% 11/15/23		2,658,000	2,636,946
4.55% 6/24/24		12,340,000	12,212,380
4.65% 8/15/32		34,934,000	33,090,887
5.3% 8/15/52		3,368,000	3,093,706
5.75% 6/24/44		6,964,000	6,781,488
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,950,881
Tullow Oil PLC:
7% 3/1/25(d)		455,000	311,675
10.25% 5/15/26(d)		1,300,000	1,118,000
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	156,500
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		1,500,000	1,295,625
4.125% 8/15/31(d)		1,485,000	1,280,813
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,689,030
4.65% 7/1/26		2,834,000	2,756,164
4.75% 8/15/28		2,108,000	1,949,900
YPF SA:
8.5% 3/23/25(d)		532,500	463,275
8.75% 4/4/24(d)		1,999,200	1,850,260
			853,946,696
TOTAL ENERGY			873,983,849

FINANCIALS - 14.3%
Banks - 6.1%
Access Bank PLC 6.125% 9/21/26 (d)		1,070,000	830,119
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	4,000,000	3,790,281
2.25% 4/4/28 (Reg. S)(f)	EUR	5,000,000	4,663,158
2.875% 5/30/31 (Reg. S)(f)	EUR	3,285,000	3,052,400
3.625% 7/4/26 (Reg. S)(f)	EUR	1,800,000	1,822,125
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,750,000	1,479,280
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		118,000	117,336
Bank of America Corp.:
2.299% 7/21/32(f)		18,130,000	14,205,302
3.3% 1/11/23		327,000	326,457
3.419% 12/20/28(f)		8,456,000	7,710,631
3.5% 4/19/26		7,461,000	7,153,841
3.705% 4/24/28(f)		11,813,000	11,003,850
3.864% 7/23/24(f)		24,740,000	24,484,267
3.95% 4/21/25		6,226,000	6,084,773
4.1% 7/24/23		4,167,000	4,150,189
4.2% 8/26/24		14,710,000	14,503,870
4.25% 10/22/26		5,344,000	5,232,587
4.376% 4/27/28(f)		20,000,000	19,202,676
4.45% 3/3/26		3,050,000	2,999,845
4.571% 4/27/33(f)		10,000,000	9,319,755
5.015% 7/22/33(f)		121,493,000	117,291,606
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	5,545,000	4,854,431
2.029% 9/30/27(d)(f)		4,565,000	3,785,618
2.375% 10/14/29 (Reg. S)(f)	EUR	2,960,000	2,858,674
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	1,865,000	1,915,657
2.852% 5/7/26(f)		17,739,000	16,355,617
4.375% 1/12/26		9,104,000	8,755,840
5.088% 6/20/30(f)		14,797,000	13,327,775
5.2% 5/12/26		6,970,000	6,758,041
5.262% 1/29/34 (Reg. S)(f)	EUR	940,000	991,432
5.746% 8/9/33(f)		1,073,000	1,027,775
7.437% 11/2/33(f)		950,000	1,006,328
8.407% 11/14/32 (Reg. S)(f)	GBP	1,350,000	1,683,739
BNP Paribas SA:
2.159% 9/15/29(d)(f)		5,025,000	4,076,282
2.219% 6/9/26(d)(f)		15,515,000	14,248,495
2.5% 3/31/32 (Reg. S)(f)	EUR	3,800,000	3,542,916
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	3,023,609
Citigroup, Inc.:
3.352% 4/24/25(f)		9,970,000	9,641,239
4.3% 11/20/26		3,067,000	2,991,874
4.4% 6/10/25		18,137,000	17,837,261
4.412% 3/31/31(f)		22,342,000	20,767,042
4.45% 9/29/27		10,486,000	10,099,493
4.6% 3/9/26		4,812,000	4,744,148
4.91% 5/24/33(f)		54,777,000	52,153,945
5.5% 9/13/25		8,473,000	8,599,303
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,336,299
Commerzbank AG 8.625% 2/28/33 (Reg. S) (f)	GBP	400,000	486,734
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	4,385,053
Credit Agricole SA 1.25% 10/2/24 (Reg. S)	GBP	900,000	1,017,027
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	2,290,000	2,358,517
5.375% 1/12/24 (Reg. S)		5,350,000	5,321,205
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	138,330
Discover Bank 4.2% 8/8/23		6,479,000	6,433,366
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		2,695,000	2,659,836
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,209,779
4.95% 3/31/30		3,002,000	2,877,055
5.402% 8/11/33(f)		540,000	505,590
7.39% 11/3/28(f)		1,700,000	1,782,861
8.201% 11/16/34 (Reg. S)(f)	GBP	1,900,000	2,382,055
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		3,181,000	2,851,249
4.198% 6/1/32(d)(f)		2,306,000	1,700,827
5.017% 6/26/24(d)		9,000,000	8,665,952
5.71% 1/15/26(d)		32,489,000	31,389,161
JPMorgan Chase & Co.:
2.956% 5/13/31(f)		9,435,000	7,867,730
3.797% 7/23/24(f)		25,215,000	24,948,674
3.875% 9/10/24		12,990,000	12,766,954
4.125% 12/15/26		11,765,000	11,492,003
4.323% 4/26/28(f)		25,000,000	23,959,656
4.452% 12/5/29(f)		20,700,000	19,674,743
4.493% 3/24/31(f)		30,800,000	29,201,937
4.586% 4/26/33(f)		73,217,000	68,775,912
4.912% 7/25/33(f)		53,314,000	51,411,471
5.717% 9/14/33(f)		22,300,000	22,060,602
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	880,000	1,041,136
1.75% 7/11/24 (Reg. S)	GBP	910,000	1,041,697
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	1,840,000	1,850,069
4.976% 8/11/33(f)		540,000	496,983
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		525,000	468,989
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	3,085,000	3,062,827
3.073% 5/22/28(f)		9,805,000	8,680,221
3.619% 3/29/29 (Reg. S)(f)	GBP	2,830,000	2,970,980
3.622% 8/14/30 (Reg. S)(f)	GBP	1,055,000	1,165,347
4.8% 4/5/26		9,111,000	8,879,676
5.125% 5/28/24		25,230,000	24,926,464
7.416% 6/6/33 (Reg. S)(f)	GBP	1,550,000	1,872,005
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	18,636,874
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		61,000	42,845
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,147,490
Societe Generale:
1.038% 6/18/25(d)(f)		36,500,000	33,304,242
1.488% 12/14/26(d)(f)		18,670,000	16,145,315
4.25% 4/14/25(d)		1,800,000	1,719,701
4.75% 11/24/25(d)		400,000	380,995
Synchrony Bank:
5.4% 8/22/25		14,157,000	13,866,578
5.625% 8/23/27		12,818,000	12,409,099
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	3,350,000	2,962,607
5.861% 6/19/32(d)(f)		1,500,000	1,306,142
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,840,000	2,046,794
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	880,000	1,027,635
2.406% 10/30/25(f)		9,442,000	8,898,310
3.526% 3/24/28(f)		19,749,000	18,344,768
4.478% 4/4/31(f)		30,867,000	29,174,513
4.897% 7/25/33(f)		70,571,000	67,999,649
5.013% 4/4/51(f)		34,319,000	32,236,004
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	850,000	1,024,934
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	6,441,275
			1,161,703,624
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,339,671
4.25% 2/15/24		5,321,000	5,262,358
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	23,690,487
4.2% 6/10/24		17,909,000	17,361,231
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	862,750
Coinbase Global, Inc.:
3.375% 10/1/28(d)		3,175,000	1,855,724
3.625% 10/1/31(d)		4,355,000	2,351,700
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	2,000,000	1,719,333
2.593% 9/11/25(d)(f)		21,556,000	19,096,218
3.75% 3/26/25		7,059,000	6,257,305
3.8% 6/9/23		13,301,000	12,735,161
3.869% 1/12/29(d)(f)		6,719,000	5,366,674
4.194% 4/1/31(d)(f)		21,526,000	16,319,101
4.207% 6/12/24(d)(f)		10,289,000	9,983,827
4.282% 1/9/28(d)		3,350,000	2,729,621
6.5% 8/8/23 (Reg. S)		3,255,000	3,043,425
6.537% 8/12/33(d)(f)		30,530,000	26,745,596
7.375% 9/7/33 (Reg. S)(f)	GBP	1,100,000	1,229,805
7.75% 3/1/29 (Reg. S)(f)	EUR	2,600,000	2,666,324
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	1,900,000	1,832,413
4% 6/24/32 (Reg. S)(f)	EUR	4,200,000	3,946,143
4.1% 1/13/26		3,085,000	2,960,065
4.5% 4/1/25		43,904,000	41,628,808
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		29,675,000	21,816,781
5.882% 7/8/31(f)		4,150,000	3,577,852
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		18,352,000	14,495,999
3.102% 2/24/33(f)		39,245,000	32,593,519
3.2% 2/23/23		6,170,000	6,147,788
3.691% 6/5/28(f)		72,922,000	68,199,302
3.75% 5/22/25		7,259,000	7,051,849
3.8% 3/15/30		36,810,000	33,456,889
6.75% 10/1/37		3,974,000	4,259,082
Hightower Holding LLC 6.75% 4/15/29 (d)		2,885,000	2,392,978
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	596,992
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,863,229
3.75% 3/24/25		10,682,000	10,408,942
4.875% 2/15/24		3,926,000	3,916,636
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,708,949
3.125% 7/27/26		39,505,000	37,054,890
3.622% 4/1/31(f)		21,065,000	18,772,243
3.737% 4/24/24(f)		45,366,000	45,052,727
4.21% 4/20/28(f)		20,000,000	19,052,009
4.431% 1/23/30(f)		8,668,000	8,197,788
4.889% 7/20/33(f)		44,206,000	42,168,036
5% 11/24/25		15,462,000	15,498,116
MSCI, Inc.:
3.25% 8/15/33(d)		1,220,000	958,470
3.625% 9/1/30(d)		2,440,000	2,048,688
4% 11/15/29(d)		3,000,000	2,649,090
UBS Group AG:
1.494% 8/10/27(d)(f)		11,454,000	9,842,249
4.125% 9/24/25(d)		6,852,000	6,647,008
4.988% 8/5/33 (Reg. S)(f)		500,000	465,835
			642,877,676
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	20,179,234
2.45% 10/29/26		8,002,000	7,036,122
2.875% 8/14/24		12,392,000	11,728,835
3% 10/29/28		8,382,000	7,081,863
3.3% 1/30/32		18,966,000	15,115,327
4.125% 7/3/23		7,415,000	7,348,370
4.45% 4/3/26		6,213,000	5,960,828
4.875% 1/16/24		9,923,000	9,782,685
6.5% 7/15/25		7,728,000	7,807,290
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,329,120
3.05% 6/5/23		20,571,000	20,295,717
4.75% 6/9/27		25,000,000	23,538,347
5.125% 9/30/24		4,357,000	4,322,588
5.75% 11/20/25		10,400,000	10,261,331
5.8% 5/1/25		11,179,000	11,225,142
7.1% 11/15/27		21,840,000	22,460,177
8% 11/1/31		5,892,000	6,320,727
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,148,950
2.636% 3/3/26(f)		10,020,000	9,344,104
3.273% 3/1/30(f)		12,815,000	10,972,368
3.65% 5/11/27		29,451,000	27,738,281
3.8% 1/31/28		13,624,000	12,729,274
4.927% 5/10/28(f)		27,617,000	26,493,250
4.985% 7/24/26(f)		14,379,000	14,253,439
5.247% 7/26/30(f)		22,350,000	21,303,210
5.268% 5/10/33(f)		10,000,000	9,417,435
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,202,789
4.1% 2/9/27		6,829,000	6,416,414
4.5% 1/30/26		9,265,000	8,918,861
6.7% 11/29/32		3,827,000	3,893,212
Ford Motor Credit Co. LLC:
2.9% 2/10/29		2,940,000	2,408,771
3.625% 6/17/31		1,225,000	1,005,474
3.815% 11/2/27		1,170,000	1,048,086
4% 11/13/30		610,000	515,969
4.063% 11/1/24		42,632,000	41,154,618
4.95% 5/28/27		12,435,000	11,768,111
5.584% 3/18/24		12,456,000	12,315,870
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	1,899,928
3.875% 9/15/28		5,190,000	4,117,746
5.375% 11/15/29		2,000,000	1,670,400
6.875% 3/15/25		2,805,000	2,724,482
7.125% 3/15/26		3,560,000	3,448,910
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		695,000	628,454
5.1% 7/16/23(d)		390,000	386,100
Synchrony Financial:
3.95% 12/1/27		14,204,000	12,699,294
4.25% 8/15/24		11,783,000	11,493,085
4.375% 3/19/24		11,497,000	11,291,459
5.15% 3/19/29		21,450,000	20,447,052
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,158,387
			524,807,486
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,087,225
Altus Midstream LP 5.875% 6/15/30 (d)		3,365,000	3,162,124
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,564,536
4.875% 4/14/26	GBP	3,960,000	4,304,446
7.05% 9/29/25(d)		18,929,000	18,966,723
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	4,987,232
4.05% 7/1/30		10,439,000	9,122,997
4.125% 6/15/26		8,538,000	8,020,296
4.125% 5/15/29		10,374,000	9,271,788
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		4,316,000	4,133,086
3.65% 4/5/27(d)		15,270,000	14,293,572
3.85% 4/5/29(d)		6,037,000	5,495,585
3.9% 4/5/32(d)		7,187,000	6,337,541
4.35% 4/5/42(d)		1,635,000	1,338,621
4.4% 4/5/52(d)		4,834,000	3,885,422
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		435,000	414,729
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,196,959
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,930,000	4,147,363
5.25% 5/15/27		10,219,000	9,375,933
6.25% 5/15/26		8,660,000	8,478,660
Intercement Financial Operatio 5.75% 7/17/24 (d)		398,000	267,655
Jackson Financial, Inc.:
5.17% 6/8/27		6,781,000	6,645,195
5.67% 6/8/32		46,562,000	44,236,370
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,255,000	2,603,975
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	2,650,000	2,936,068
6.5% 10/20/48 (Reg. S)(f)		2,405,000	2,301,883
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		740,000	660,358
5.5% 4/28/33(d)		510,000	534,863
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		17,096	397
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	12,660,005
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	10,549,522
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	10,122,411
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	211,050
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,770,000	2,223,618
			255,538,208
Insurance - 0.8%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	1,160,000	935,290
3.375% 4/7/30(d)		15,590,000	13,762,928
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)		3,470,000	3,123,000
American International Group, Inc. 2.5% 6/30/25		20,400,000	19,262,118
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,995,000	4,316,339
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		13,795,000	12,957,781
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	1,709,316
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		2,769,000	2,499,078
5.75% 8/15/50 (Reg. S)(f)		7,415,000	6,971,375
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,500,000	1,263,798
Five Corners Funding Trust II 2.85% 5/15/30 (d)		24,197,000	20,529,414
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	4,265,025
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,621,737
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,860,315
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	11,179,180
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	5,951,885
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		6,730,000	5,324,076
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	2,970,000	2,723,247
6.75% 12/2/44 (Reg. S)(f)		3,395,000	3,204,031
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	433,445
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	4,083,880
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,134,410
Unum Group:
3.875% 11/5/25		7,835,000	7,517,950
4% 6/15/29		8,872,000	8,048,633
5.75% 8/15/42		9,271,000	8,272,469
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	1,912,500
			162,863,220
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (f)	GBP	1,300,000	1,571,478

TOTAL FINANCIALS			2,749,361,692

HEALTH CARE - 1.9%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,310,000	2,839,500
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,130,000	1,790,009
			4,629,509
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		2,915,000	2,499,613
4.625% 7/15/28(d)		1,280,000	1,177,600
Embecta Corp. 5% 2/15/30 (d)		800,000	686,000
Hologic, Inc.:
3.25% 2/15/29(d)		2,520,000	2,214,097
4.625% 2/1/28(d)		252,000	241,260
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	631,380
			7,449,950
Health Care Providers & Services - 1.4%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,534,084
AMN Healthcare 4% 4/15/29 (d)		2,270,000	1,991,585
Cano Health, Inc. 6.25% 10/1/28 (d)		2,365,000	1,194,325
Centene Corp.:
2.45% 7/15/28		25,480,000	21,428,125
2.5% 3/1/31		2,000,000	1,574,632
2.625% 8/1/31		7,320,000	5,755,130
3% 10/15/30		1,575,000	1,290,854
3.375% 2/15/30		7,780,000	6,627,106
4.25% 12/15/27		10,435,000	9,793,039
4.625% 12/15/29		16,005,000	14,882,009
Cigna Corp.:
2.375% 3/15/31		20,000,000	16,575,182
3.05% 10/15/27		5,900,000	5,446,270
4.375% 10/15/28		11,163,000	10,879,729
4.8% 8/15/38		6,950,000	6,557,251
Community Health Systems, Inc.:
4.75% 2/15/31(d)		3,245,000	2,377,579
5.25% 5/15/30(d)		7,060,000	5,383,956
5.625% 3/15/27(d)		4,150,000	3,522,479
6% 1/15/29(d)		1,790,000	1,493,469
6.125% 4/1/30(d)		2,120,000	1,081,200
6.875% 4/15/29(d)		2,610,000	1,396,350
8% 3/15/26(d)		3,000,000	2,768,670
8% 12/15/27(d)		2,000,000	1,771,410
CVS Health Corp.:
3% 8/15/26		1,290,000	1,212,632
3.625% 4/1/27		3,769,000	3,614,626
4.78% 3/25/38		10,528,000	9,729,882
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		845,000	621,075
4.625% 6/1/30(d)		7,540,000	6,103,479
Elevance Health, Inc. 3.3% 1/15/23		2,338,000	2,333,368
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	17,462,711
3.625% 3/15/32(d)		1,921,000	1,642,157
5.625% 9/1/28		10,497,000	10,463,985
5.875% 2/1/29		9,711,000	9,776,769
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,725,000	3,263,473
Humana, Inc. 3.7% 3/23/29		5,638,000	5,191,875
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	462,495
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	941,700
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,320,000	1,975,022
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	615,443
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		3,525,000	2,974,430
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,430,000	2,872,059
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	18,023,924
3.9% 10/15/29		4,785,000	3,952,133
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		2,965,000	2,572,671
4.375% 1/15/30(d)		3,880,000	3,379,752
4.625% 7/15/24		449,000	439,344
4.625% 6/15/28(d)		2,985,000	2,671,632
4.875% 1/1/26(d)		1,500,000	1,423,470
6.125% 10/1/28(d)		12,455,000	10,991,538
6.125% 6/15/30(d)		3,505,000	3,321,268
6.25% 2/1/27(d)		1,129,000	1,081,526
Toledo Hospital 5.325% 11/15/28		3,971,000	3,087,453
			257,526,326
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		695,000	520,487

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		850,000	739,603
4.25% 5/1/28(d)		280,000	255,500
			995,103
Pharmaceuticals - 0.5%
1375209 BC Ltd. 9% 1/30/28 (d)		953,000	936,323
Bausch Health Companies, Inc.:
11% 9/30/28(d)		1,690,000	1,297,075
14% 10/15/30(d)		336,000	186,413
Bayer AG 3.75% 7/1/74 (Reg. S) (f)	EUR	2,200,000	2,212,811
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	8,319,557
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,980,000	2,428,700
Elanco Animal Health, Inc.:
5.772% 8/28/23		5,786,000	5,762,441
6.4% 8/28/28(f)		2,437,000	2,250,643
Jazz Securities DAC 4.375% 1/15/29 (d)		3,880,000	3,521,178
Mylan NV 4.55% 4/15/28		7,694,000	7,245,702
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		6,710,000	6,038,866
5.125% 4/30/31(d)		1,595,000	1,415,419
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		381,000	379,958
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		385,000	349,834
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,784,347
Viatris, Inc.:
1.65% 6/22/25		2,070,000	1,873,850
2.7% 6/22/30		40,521,000	32,321,508
3.85% 6/22/40		4,583,000	3,156,944
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,769,868
			85,251,437
TOTAL HEALTH CARE			356,372,812

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,227,698
Bombardier, Inc. 7.875% 4/15/27 (d)		3,880,000	3,791,070
BWX Technologies, Inc.:
4.125% 6/30/28(d)		4,355,000	3,875,950
4.125% 4/15/29(d)		1,935,000	1,702,800
DAE Funding LLC:
1.55% 8/1/24(d)		905,000	839,170
1.625% 2/15/24(d)		440,000	418,138
Embraer Netherlands Finance BV 5.05% 6/15/25		1,285,000	1,240,411
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,505,000	3,601,302
The Boeing Co.:
5.04% 5/1/27		7,640,000	7,565,874
5.15% 5/1/30		7,640,000	7,453,821
5.705% 5/1/40		7,640,000	7,279,926
5.805% 5/1/50		23,600,000	22,265,517
5.93% 5/1/60		7,640,000	7,091,006
TransDigm, Inc.:
4.625% 1/15/29		5,080,000	4,469,740
5.5% 11/15/27		8,759,000	8,255,358
6.25% 3/15/26(d)		6,360,000	6,329,090
7.5% 3/15/27		959,000	961,398
8% 12/15/25(d)		2,515,000	2,559,013
			92,927,282
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		400,000	309,825
5.125% 8/11/61(d)		295,000	223,333
			533,158
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		2,550,000	2,473,036
Azul Investments LLP:
5.875% 10/26/24(d)		1,107,000	897,915
7.25% 6/15/26(d)		375,000	255,000
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	370,197
			3,996,148
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		4,020,000	3,746,942
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		1,585,000	1,284,897
			5,031,839
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		1,310,000	1,143,381
APX Group, Inc. 6.75% 2/15/27 (d)		1,165,000	1,141,700
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,554,000	5,185,721
CoreCivic, Inc.:
4.75% 10/15/27		4,913,000	4,124,066
8.25% 4/15/26		6,570,000	6,711,574
Covanta Holding Corp. 4.875% 12/1/29 (d)		3,410,000	2,881,450
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,390,180
Madison IAQ LLC:
4.125% 6/30/28(d)		2,825,000	2,443,032
5.875% 6/30/29(d)		10,350,000	7,656,206
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		2,440,000	2,349,793
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	524,122
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	1,400,000	1,633,962
Stericycle, Inc.:
3.875% 1/15/29(d)		2,080,000	1,809,600
5.375% 7/15/24(d)		2,455,000	2,426,522
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	421,948
The GEO Group, Inc. 9.5% 12/31/28 (d)		1,220,000	1,155,362
			44,998,619
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	604,423
Pike Corp. 5.5% 9/1/28 (d)		7,505,000	6,704,517
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	1,873,550
SRS Distribution, Inc.:
4.625% 7/1/28(d)		985,000	880,295
6% 12/1/29(d)		870,000	712,647
			10,775,432
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,121,823

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		975,000	797,154
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	620,933
			1,418,087
Machinery - 0.0%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,208,533
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,910,000	2,415,300
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		7,310,000	6,633,971
			10,257,804
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		495,000	469,879
3.75% 4/6/27(d)		1,040,000	947,570
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	289,269
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,025,550
			4,732,268
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		3,290,000	2,936,325
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,030,000	6,335,717
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,227,110
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,381,531
			12,880,683
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,726,750
JSC Georgian Railway 4% 6/17/28 (d)		325,000	268,897
			2,995,647
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,656,558
3% 9/15/23		1,163,000	1,140,116
3.375% 7/1/25		13,572,000	12,807,618
4.25% 2/1/24		11,266,000	11,066,385
4.25% 9/15/24		4,366,000	4,288,718
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	860,000	912,133
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,572,785
			34,444,313
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	880,042
1.75% 7/30/31 (Reg. S)	EUR	750,000	598,925
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,500,000	1,225,775
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		12,030,000	11,043,827
3.95% 7/1/24(d)		4,160,000	3,961,758
4.25% 4/15/26(d)		3,220,000	2,921,541
4.375% 5/1/26(d)		21,312,000	19,372,831
5.25% 5/15/24(d)		7,670,000	7,482,330
5.5% 1/15/26(d)		7,243,000	6,860,602
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		1,415,000	1,293,222
3.875% 7/18/29 (Reg. S)		800,000	736,200
DP World Ltd. 5.625% 9/25/48 (d)		785,000	712,044
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,645,000	3,025,350
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	2,729,997
7.125% 2/14/24	GBP	3,705,000	4,472,486
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	832,272
			68,149,202
TOTAL INDUSTRIALS			294,262,305

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	4,000,000	3,525,020
CommScope, Inc.:
4.75% 9/1/29(d)		1,006,000	847,213
6% 3/1/26(d)		2,125,000	2,055,853
7.125% 7/1/28(d)		1,780,000	1,379,500
8.25% 3/1/27(d)		545,000	467,831
HTA Group Ltd. 7% 12/18/25 (d)		1,085,000	998,265
			9,273,682
Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		4,115,000	3,631,488
Dell International LLC/EMC Corp.:
5.45% 6/15/23		2,400,000	2,401,405
5.85% 7/15/25		2,748,000	2,791,183
6.02% 6/15/26		3,119,000	3,185,295
6.1% 7/15/27		5,045,000	5,183,477
6.2% 7/15/30		4,367,000	4,490,694
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	4,691,334
			26,374,876
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	3,635,938
CA Magnum Holdings 5.375% 10/31/26 (d)		1,145,000	1,007,600
Gartner, Inc.:
3.625% 6/15/29(d)		685,000	599,982
3.75% 10/1/30(d)		1,185,000	1,025,025
4.5% 7/1/28(d)		1,835,000	1,727,506
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		2,650,000	2,239,458
5.25% 12/1/27(d)		1,695,000	1,606,398
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,245,000	1,538,611
5.375% 12/1/28(d)		15,649,000	7,135,459
Twilio, Inc. 3.875% 3/15/31		940,000	762,660
			21,278,637
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(d)		3,204,000	2,708,037
2.45% 2/15/31(d)		71,927,000	56,747,842
2.6% 2/15/33(d)		29,461,000	22,261,047
3.5% 2/15/41(d)		22,019,000	15,927,167
3.75% 2/15/51(d)		10,333,000	7,292,084
Entegris Escrow Corp.:
4.75% 4/15/29(d)		4,285,000	3,878,288
5.95% 6/15/30(d)		4,030,000	3,764,218
Entegris, Inc. 3.625% 5/1/29 (d)		1,095,000	908,850
onsemi 3.875% 9/1/28 (d)		1,385,000	1,228,066
			114,715,599
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	2,808,594
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		695,000	624,652
4.875% 7/1/29(d)		705,000	603,656
Elastic NV 4.125% 7/15/29 (d)		2,820,000	2,292,467
Fair Isaac Corp. 4% 6/15/28 (d)		1,455,000	1,331,325
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	3,420,897
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,910,000	2,892,032
Open Text Corp. 3.875% 12/1/29 (d)		3,095,000	2,470,843
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		1,470,000	1,190,391
4.125% 12/1/31(d)		2,375,000	1,843,238
Oracle Corp.:
1.65% 3/25/26		12,241,000	10,987,377
2.3% 3/25/28		19,340,000	16,757,196
2.8% 4/1/27		14,371,000	13,113,730
2.875% 3/25/31		24,420,000	20,425,818
			80,762,216
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		930,000	731,743
5.875% 4/24/25 (Reg. S)		200,000	194,970
			926,713
TOTAL INFORMATION TECHNOLOGY			253,331,723

MATERIALS - 0.7%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	140,963
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	12,169,996
CVR Partners LP 6.125% 6/15/28 (d)		1,470,000	1,327,307
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,512,748
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,290,000	1,111,013
Equate Petrochemical BV:
2.625% 4/28/28(d)		595,000	507,684
4.25% 11/3/26(d)		325,000	308,100
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		3,255,000	2,967,388
7% 12/31/27(d)		330,000	273,900
LSB Industries, Inc. 6.25% 10/15/28 (d)		2,910,000	2,717,707
MEGlobal Canada, Inc. 5% 5/18/25 (d)		825,000	804,788
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,329,683
5.65% 12/1/44		1,749,000	1,311,750
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		1,435,000	1,196,431
4.875% 6/1/24(d)		3,625,000	3,527,578
5% 5/1/25(d)		3,382,000	3,183,105
5.25% 6/1/27(d)		3,959,000	3,553,507
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,584,063
OCP SA:
3.75% 6/23/31(d)		745,000	605,164
4.5% 10/22/25(d)		165,000	161,218
5.625% 4/25/24(d)		925,000	926,156
6.875% 4/25/44(d)		150,000	135,638
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		3,410,000	2,762,816
6.25% 10/1/29(d)		1,635,000	1,179,718
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		890,000	765,400
2.875% 5/11/31(d)		725,000	572,587
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		490,000	409,150
SABIC Capital II BV 4% 10/10/23 (d)		902,000	893,431
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,115,000	1,008,239
5.875% 3/27/24		1,170,000	1,158,359
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	921,514
The Chemours Co. LLC:
4.625% 11/15/29(d)		2,555,000	2,056,775
5.375% 5/15/27		4,251,000	3,847,155
5.75% 11/15/28(d)		7,240,000	6,358,639
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,219,746
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,425,000	3,648,147
			71,157,563
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		445,000	375,418
4% 9/1/29(d)		865,000	692,000
6% 6/15/27(d)		1,760,000	1,718,130
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		1,370,000	1,205,600
Berry Global, Inc.:
4.875% 7/15/26(d)		1,615,000	1,549,576
5.625% 7/15/27(d)		1,000,000	980,000
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		640,000	616,614
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	517,841
Sealed Air Corp. 5% 4/15/29 (d)		1,790,000	1,664,700
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		4,023,000	3,761,353
8.5% 8/15/27(d)		4,905,000	4,592,180
			17,673,412
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(d)		1,255,000	963,213
5.625% 5/13/32(d)		360,000	345,492
ATI, Inc.:
4.875% 10/1/29		1,030,000	878,002
5.875% 12/1/27		8,755,000	8,159,923
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(e)		650,000	87,750
Commercial Metals Co. 4.125% 1/15/30		1,175,000	1,011,143
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		425,000	366,775
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		155,000	136,138
3.15% 1/14/30(d)		405,000	359,438
3.7% 1/30/50(d)		1,195,000	877,130
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,805,000	2,331,656
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	397,791
ERO Copper Corp. 6.5% 2/15/30 (d)		4,530,000	3,490,931
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		900,000	868,077
6.875% 10/15/27(d)		2,855,000	2,708,196
7.5% 4/1/25(d)		1,280,000	1,261,440
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	380,265
Gcm Mining Corp. 6.875% 8/9/26 (d)		930,000	692,664
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	221,808
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	579,613
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	538,575
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		615,000	519,288
4.625% 3/1/28(d)		3,124,000	2,747,277
Metinvest BV:
7.75% 4/23/23(d)		927,000	764,775
8.5% 4/23/26 (Reg. S)		235,000	126,900
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,790,000	3,840,842
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,158,750
PT Freeport Indonesia:
4.763% 4/14/27(d)		315,000	301,647
5.315% 4/14/32(d)		530,000	486,275
6.2% 4/14/52(d)		365,000	314,813
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		1,145,000	1,072,579
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,085,000	1,825,939
Stillwater Mining Co. 4% 11/16/26 (d)		1,340,000	1,165,465
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(e)		600,000	120,000
Usiminas International SARL 5.875% 7/18/26 (d)		1,025,000	983,872
VM Holding SA 6.5% 1/18/28 (d)		965,000	932,431
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	234,403
			43,251,276
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	639,450
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,275,000	2,668,371
			3,307,821
TOTAL MATERIALS			135,390,072

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,529,781
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	608,175
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,127,853
3.625% 4/15/32		6,608,000	5,598,937
American Tower Corp. 4.05% 3/15/32		714,000	649,220
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,123,371
4.5% 12/1/28		7,625,000	7,100,587
6.75% 12/1/27		11,623,000	12,154,842
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	2,967,756
2.75% 4/15/31		6,606,000	4,991,357
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,950,000	3,374,485
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	517,070
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,247,487
3.5% 8/1/26		2,790,000	2,611,889
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,092,307
3.5% 7/15/29		1,322,000	1,185,796
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	13,527,261
Invitation Homes Operating Partnership LP 4.15% 4/15/32		9,940,000	8,714,094
iStar Financial, Inc.:
4.25% 8/1/25		560,000	546,364
4.75% 10/1/24		680,000	668,698
Kite Realty Group Trust 4.75% 9/15/30		764,000	678,178
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	2,919,866
4.4% 6/15/24		1,672,000	1,625,205
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,603,386
3.5% 3/15/31		4,610,000	3,250,050
4.625% 8/1/29		3,770,000	2,965,030
5% 10/15/27		16,030,000	13,686,414
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		19,138,000	14,032,767
3.375% 2/1/31		6,759,000	5,282,923
3.625% 10/1/29		11,904,000	9,863,194
4.375% 8/1/23		3,145,000	3,103,882
4.5% 1/15/25		3,878,000	3,771,527
4.5% 4/1/27		18,502,000	17,245,900
4.75% 1/15/28		10,700,000	9,876,645
4.95% 4/1/24		9,727,000	9,591,551
5.25% 1/15/26		10,610,000	10,357,082
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	564,200
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,075,886
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,341,322
2.85% 12/15/32		1,925,000	1,579,495
3.25% 1/15/31		2,129,000	1,859,729
3.4% 1/15/28		3,355,000	3,103,036
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,169,185
5% 12/15/23		737,000	727,388
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		370,000	336,552
SBA Communications Corp. 3.125% 2/1/29		3,720,000	3,105,667
Senior Housing Properties Trust 9.75% 6/15/25		193,000	185,994
Service Properties Trust 7.5% 9/15/25		285,000	275,738
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,006,370
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	2,930,939
4.25% 2/1/26		10,537,000	10,018,158
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,025,641
4.625% 3/15/29		3,549,000	3,250,085
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,709,893
2.7% 7/15/31		8,306,000	6,462,539
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		6,225,000	5,199,182
6.5% 2/15/29(d)		18,695,000	13,694,088
Uniti Group, Inc.:
6% 1/15/30(d)		5,485,000	3,957,647
7.875% 2/15/25(d)		4,129,000	4,146,354
Ventas Realty LP:
3% 1/15/30		15,631,000	13,278,727
3.5% 2/1/25		2,163,000	2,075,300
3.75% 5/1/24		9,073,000	8,844,650
4% 3/1/28		3,986,000	3,716,441
4.125% 1/15/26		2,017,000	1,950,068
4.75% 11/15/30		21,238,000	20,028,390
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,662,080
4.75% 2/15/28		13,710,000	12,923,869
4.95% 2/15/30		20,675,000	19,545,175
5.125% 5/15/32		4,986,000	4,676,918
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		90,000	84,705
4.25% 12/1/26(d)		130,000	120,923
4.625% 12/1/29(d)		270,000	244,991
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,001,291
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,303,387
4% 2/1/25		12,346,000	12,008,823
			376,381,756
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,635,000	1,250,343
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	10,200,000	4,574,686
2.25% 4/27/27 (Reg. S)	EUR	900,000	379,299
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,238,000	1,235,145
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,341,814
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,013,979
2.625% 10/20/28 (Reg. S)	GBP	950,000	886,122
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,502,948
3.95% 11/15/27		8,220,000	7,194,745
4.1% 10/1/24		7,423,000	7,143,673
4.55% 10/1/29		8,895,000	7,859,621
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,200,880
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,072,772
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	167,141
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,126,486
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	253,525
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	1,823,175
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,721,735
Howard Hughes Corp.:
4.125% 2/1/29(d)		2,990,000	2,465,645
4.375% 2/1/31(d)		990,000	813,038
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	470,815
4.75% 2/1/30		4,175,000	3,308,688
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		105,000	80,194
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	950,000	664,631
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,107,455
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,039,630
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,165,842
3.125% 9/1/26		4,970,000	4,486,061
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	716,181
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	424,388
			86,490,657
TOTAL REAL ESTATE			462,872,413

UTILITIES - 1.6%
Electric Utilities - 0.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		470,000	331,759
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,933,703
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,789,861
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	650,000	554,383
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	750,000	715,548
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		1,290,000	1,092,875
4.75% 3/15/28(d)		560,000	517,308
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	5,922,747
Comision Federal de Electricid:
3.348% 2/9/31(d)		175,000	134,783
4.688% 5/15/29(d)		785,000	683,343
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,098,391
3.85% 6/15/34	EUR	2,650,000	2,646,018
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		2,680,000	2,119,508
2.775% 1/7/32(d)		8,750,000	6,862,604
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,446,737
Enel SpA 3.375% (Reg. S) (f)(h)	EUR	2,010,000	1,900,747
Entergy Corp. 2.8% 6/15/30		6,226,000	5,258,666
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,080,000	1,009,800
6.75% 8/6/23(d)		1,395,000	1,360,125
7.125% 2/11/25(d)		725,000	678,328
8.45% 8/10/28(d)		205,000	188,088
Eversource Energy 2.8% 5/1/23		5,482,000	5,433,825
Exelon Corp.:
2.75% 3/15/27(d)		3,035,000	2,797,475
3.35% 3/15/32(d)		8,005,000	7,033,107
4.05% 4/15/30		3,689,000	3,480,376
4.1% 3/15/52(d)		2,730,000	2,228,043
FirstEnergy Corp. 7.375% 11/15/31		13,527,000	15,231,554
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	800,000	989,406
InterGen NV 7% 6/30/23 (d)		4,030,000	3,942,400
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,677,199
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,085,000	944,788
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,085,000	1,029,597
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,300,000	1,105,000
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,417,105
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,745,000	4,086,890
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,830,000	1,520,463
5.25% 6/15/29(d)		1,975,000	1,820,269
ORSTED A/S 5.125% 9/13/34 (Reg. S)	GBP	1,350,000	1,677,560
PG&E Corp.:
5% 7/1/28		4,340,000	4,004,127
5.25% 7/1/30		5,870,000	5,315,197
Southern Co. 1.875% 9/15/81 (f)	EUR	5,105,000	4,123,644
Vistra Operations Co. LLC:
5% 7/31/27(d)		1,875,000	1,760,014
5.625% 2/15/27(d)		2,730,000	2,641,147
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	850,000	1,009,579
			129,514,087
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		890,000	855,014
Nakilat, Inc. 6.067% 12/31/33 (d)		659,697	675,283
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	383,393
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	734,398
			2,648,088
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,611,428
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	268,884
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,753,001
Energo-Pro A/S 8.5% 2/4/27 (d)		340,000	309,145
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,715,000	1,127,505
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	634,192
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	6,100,000	5,953,432
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,100,750	993,372
The AES Corp.:
3.3% 7/15/25(d)		36,313,000	33,986,258
3.95% 7/15/30(d)		37,328,000	32,680,664
			80,317,881
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		795,000	667,452
4.875% 4/23/30(d)		305,000	311,348
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,912,690
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,497,586
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,490,583
5.25% 2/15/43		4,623,000	4,360,311
5.8% 2/1/42		2,300,000	2,182,863
5.95% 6/15/41		3,281,000	3,314,531
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,244,479
4.224% 3/15/32		23,786,000	21,222,092
Sempra Energy 6% 10/15/39		5,447,000	5,499,923
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (f)(g)		1,401,000	1,148,905
			92,852,763
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	770,429
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	700,000	825,080
6.125% 2/26/24	GBP	442,000	539,241
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,049,457
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	890,000	1,033,806
			4,218,013
TOTAL UTILITIES			309,550,832

TOTAL NONCONVERTIBLE BONDS			6,923,023,979
TOTAL CORPORATE BONDS (Cost $7,635,736,584)			6,947,033,746

U.S. Treasury Obligations - 27.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	55,266,213
1.75% 8/15/41	111,477,000	77,772,626
1.875% 11/15/51	339,566,000	223,304,439
2% 11/15/41 (i)(j)	219,450,000	159,829,892
2% 8/15/51	710,798,000	483,064,988
2.25% 2/15/52	329,570,000	237,998,461
2.875% 5/15/52	114,784,000	95,414,200
3% 2/15/47	245,214,000	205,989,338
3% 8/15/52	85,740,000	73,414,875
3.25% 5/15/42 (i)(j)(k)	112,951,000	101,461,765
U.S. Treasury Notes:
0.75% 3/31/26 (i)	3,010,000	2,706,766
1.125% 8/31/28	395,338,000	340,901,812
1.25% 5/31/28	31,141,000	27,205,799
1.25% 9/30/28	158,340,000	137,285,728
1.5% 11/30/28	75,000,000	65,774,414
1.625% 9/30/26	355,668,000	326,533,790
1.75% 1/31/29	146,464,000	130,055,455
1.875% 2/28/27	175,000,000	161,164,063
2.25% 3/31/24 (i)	5,100,000	4,945,008
2.375% 4/30/26	84,892,000	80,458,383
2.5% 3/31/27	80,000,000	75,546,875
2.625% 7/31/29	200,000,000	186,593,750
2.75% 7/31/27	450,000,000	428,765,625
2.75% 2/15/28	54,737,100	51,908,304
2.75% 8/15/32	683,541,000	633,129,764
2.875% 8/15/28	78,639,600	74,790,560
2.875% 5/15/32	197,316,000	184,952,919
3.125% 8/31/29	225,160,000	216,584,570
4% 10/31/29	75,000,000	76,136,719
4.125% 10/31/27	243,059,000	246,154,206
4.375% 10/31/24	15,300,000	15,296,414
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,115,089,303)		5,180,407,721

U.S. Government Agency - Mortgage Securities - 23.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)	6,628	6,600
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (f)(g)	6,955	6,937
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (f)(g)	2,270	2,279
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)	5,232	5,287
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)	7,322	7,322
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (f)(g)	6,996	6,976
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (f)(g)	13,561	13,619
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (f)(g)	3,983	4,003
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(g)	4,599	4,621
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (f)(g)	10,034	10,152
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(g)	11,672	11,764
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (f)(g)	13,541	13,700
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (f)(g)	14,214	14,305
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (f)(g)	11,184	11,313
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (f)(g)	4,491	4,498
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(g)	20,164	20,367
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	6,166	6,178
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (f)(g)	49,239	49,569
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (f)(g)	485,951	490,526
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)	6,297	6,371
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)	11,333	11,400
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)	21,993	22,122
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (f)(g)	9,721	9,865
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(g)	4,526	4,572
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	8,736	8,804
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(g)	4,324	4,287
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)	9,929	10,096
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (f)(g)	20,691	20,707
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (f)(g)	2,810	2,804
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (f)(g)	4,089	4,083
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (f)(g)	1,265	1,282
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (f)(g)	2,190	2,234
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (f)(g)	401	404
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (f)(g)	2,948	2,969
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (f)(g)	20,124	20,405
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)	4,099	4,163
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(g)	16,220	16,546
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (f)(g)	8,001	8,151
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (f)(g)	15,002	15,298
1.5% 1/1/36 to 6/1/51	27,097,794	22,794,106
2% 10/1/35 to 3/1/52	164,169,756	136,666,421
2.5% 5/1/31 to 2/1/52	213,423,873	186,340,565
3% 1/1/32 to 2/1/52	147,847,232	134,359,405
3.5% 9/1/37 to 3/1/52 (i)(j)	59,028,468	54,984,405
4% 3/1/36 to 6/1/52	52,321,953	50,539,157
4.5% to 4.5% 6/1/33 to 7/1/52	49,073,462	48,685,568
5% 3/1/23 to 11/1/52	37,983,126	38,332,902
5.264% 8/1/41 (f)	353,337	355,498
5.5% 12/1/23 to 11/1/52	28,923,099	29,308,976
6% to 6% 9/1/29 to 1/1/42	1,470,381	1,536,093
6% 11/1/52	5,025,930	5,128,804
6.5% 7/1/23 to 4/1/37	592,820	619,383
6.666% 2/1/39 (f)	191,320	195,888
7% to 7% 4/1/23 to 7/1/37	117,655	123,066
7.5% to 7.5% 6/1/25 to 11/1/31	57,258	59,577
8% 3/1/37	3,659	4,033
TOTAL FANNIE MAE		710,900,426
Freddie Mac - 2.3%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)	6,038	5,954
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (f)(g)	26,266	26,046
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (f)(g)	15,299	15,206
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (f)(g)	208,390	208,594
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)	40,028	40,319
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(g)	69,972	70,224
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)	10,312	10,388
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)	1,698	1,710
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(g)	6,788	6,812
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (f)(g)	49,098	49,394
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (f)(g)	13,513	13,614
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(g)	14,008	14,143
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (f)(g)	17,646	17,830
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)	4,464	4,521
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(g)	8,890	8,917
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(g)	192	192
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(g)	13,601	13,764
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)	17,543	17,774
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (f)(g)	9,876	9,706
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (f)(g)	394	401
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (f)(g)	25,599	25,586
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (f)(g)	12,456	12,486
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (f)(g)	5,886	6,045
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (f)(g)	4,796	4,935
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (f)(g)	18,604	18,738
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (f)(g)	38,034	38,420
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (f)(g)	73,663	75,041
1.5% 7/1/35 to 6/1/51	20,943,222	17,055,115
2% 8/1/35 to 2/1/52	112,752,375	93,574,429
2.5% 2/1/30 to 3/1/52 (i)	108,061,168	93,898,967
3% 4/1/32 to 4/1/52	71,325,894	64,375,351
3.5% 1/1/32 to 4/1/52	89,846,203	84,630,475
4% 5/1/37 to 5/1/48	56,309,407	54,575,510
4% 4/1/48	21,898	21,164
4.5% 6/1/25 to 12/1/48	11,710,501	11,651,472
5% 8/1/33 to 12/1/52	26,538,444	26,779,277
6% 1/1/23 to 12/1/37	270,051	281,180
6.5% 5/1/26 to 9/1/39	302,696	320,842
7% 3/1/26 to 9/1/36	130,563	137,710
7.5% 1/1/27 to 11/1/31	874	922
8% 7/1/24 to 4/1/32	2,844	3,017
8.5% 1/1/25 to 1/1/28	1,987	2,070
TOTAL FREDDIE MAC		448,024,261
Ginnie Mae - 5.1%
3.5% 9/20/40 to 5/20/50 (i)	32,249,055	30,424,004
4% 5/20/33 to 5/20/49	26,558,359	25,761,698
4.5% 6/20/33 to 8/15/41	5,845,404	5,796,948
5% 12/15/32 to 4/20/48	6,277,949	6,388,481
5.5% 7/15/33 to 9/15/39	189,283	195,850
6% to 6% 10/15/30 to 11/15/39	73,898	76,904
7% to 7% 12/15/23 to 11/15/32	137,797	143,694
7.5% to 7.5% 2/15/23 to 9/15/31	28,707	29,575
8% 12/15/23 to 11/15/29	5,701	5,869
8.5% 11/15/27 to 1/15/31	2,297	2,449
2% 1/20/51 to 4/20/51	16,167,166	13,811,115
2% 12/1/52 (l)	18,850,000	16,005,680
2% 12/1/52 (l)	31,350,000	26,619,526
2% 12/1/52 (l)	12,800,000	10,868,579
2% 12/1/52 (l)	30,900,000	26,237,428
2% 12/1/52 (l)	61,600,000	52,305,034
2% 12/1/52 (l)	33,650,000	28,572,474
2% 12/1/52 (l)	14,850,000	12,609,249
2% 1/1/53 (l)	15,600,000	13,258,267
2% 1/1/53 (l)	31,050,000	26,389,050
2% 1/1/53 (l)	22,700,000	19,292,478
2% 1/1/53 (l)	19,250,000	16,360,361
2% 1/1/53 (l)	46,700,000	39,689,812
2% 1/1/53 (l)	15,550,000	13,215,772
2% 1/1/53 (l)	15,400,000	13,088,289
2.5% 7/20/51 to 12/20/51	20,347,633	17,943,462
2.5% 12/1/52 (l)	15,300,000	13,423,862
2.5% 12/1/52 (l)	30,800,000	27,023,199
2.5% 12/1/52 (l)	30,900,000	27,110,937
2.5% 12/1/52 (l)	61,600,000	54,046,399
2.5% 12/1/52 (l)	12,800,000	11,230,420
2.5% 12/1/52 (l)	15,100,000	13,248,387
2.5% 1/1/53 (l)	15,075,000	13,237,641
2.5% 1/1/53 (l)	15,300,000	13,435,218
2.5% 1/1/53 (l)	30,800,000	27,046,059
2.5% 1/1/53 (l)	19,200,000	16,859,881
2.5% 1/1/53 (l)	19,400,000	17,035,505
2.5% 1/1/53 (l)	30,900,000	27,133,871
3% 5/20/42 to 10/20/51	39,123,055	35,598,131
3% 12/1/52 (l)	25,375,000	22,886,616
3% 12/1/52 (l)	17,500,000	15,783,873
3% 12/1/52 (l)	16,850,000	15,197,615
3% 12/1/52 (l)	23,600,000	21,285,680
3% 1/1/53 (l)	34,050,000	30,732,188
3% 1/1/53 (l)	20,350,000	18,367,108
3.5% 12/1/52 (l)	23,850,000	22,125,996
3.5% 12/1/52 (l)	49,450,000	45,875,492
3.5% 1/1/53 (l)	46,700,000	43,346,169
4% 12/1/52 (l)	29,000,000	27,678,612
4.5% 12/1/52 (l)	12,200,000	11,950,756
6.5% 3/20/31 to 6/15/37	50,615	53,252
TOTAL GINNIE MAE		986,804,915
Uniform Mortgage Backed Securities - 12.1%
1.5% 12/1/37 (l)	18,250,000	15,950,277
1.5% 12/1/37 (l)	9,100,000	7,953,289
1.5% 12/1/37 (l)	6,850,000	5,986,816
1.5% 12/1/37 (l)	6,150,000	5,375,025
1.5% 12/1/37 (l)	22,550,000	19,708,425
1.5% 1/1/38 (l)	9,100,000	7,965,730
1.5% 1/1/38 (l)	36,300,000	31,775,383
1.5% 12/1/52 (l)	24,150,000	18,759,749
1.5% 12/1/52 (l)	47,800,000	37,131,097
1.5% 1/1/53 (l)	45,050,000	34,802,885
2% 12/1/37 (l)	10,100,000	9,072,957
2% 12/1/37 (l)	8,225,000	7,388,621
2% 12/1/37 (l)	35,000,000	31,440,941
2% 12/1/37 (l)	75,600,000	67,912,433
2% 12/1/37 (l)	25,200,000	22,637,478
2% 1/1/38 (l)	30,900,000	27,792,863
2% 1/1/38 (l)	51,500,000	46,321,438
2% 1/1/38 (l)	15,450,000	13,896,431
2% 12/1/52 (l)	23,650,000	19,450,647
2% 12/1/52 (l)	23,650,000	19,450,647
2% 12/1/52 (l)	17,625,000	14,495,461
2% 12/1/52 (l)	95,700,000	78,707,269
2% 12/1/52 (l)	77,475,000	63,718,345
2% 12/1/52 (l)	10,775,000	8,861,764
2% 12/1/52 (l)	95,250,000	78,337,172
2% 12/1/52 (l)	95,250,000	78,337,172
2% 12/1/52 (l)	47,500,000	39,065,781
2% 12/1/52 (l)	47,050,000	38,695,684
2% 12/1/52 (l)	47,050,000	38,695,684
2% 12/1/52 (l)	47,300,000	38,901,294
2% 1/1/53 (l)	47,550,000	39,147,768
2% 1/1/53 (l)	95,100,000	78,295,535
2% 1/1/53 (l)	23,800,000	19,594,466
2% 1/1/53 (l)	23,800,000	19,594,466
2% 1/1/53 (l)	4,750,000	3,910,660
2% 1/1/53 (l)	23,750,000	19,553,301
2% 1/1/53 (l)	95,700,000	78,789,513
2% 1/1/53 (l)	47,350,000	38,983,108
2.5% 12/1/37 (l)	10,500,000	9,697,735
2.5% 12/1/37 (l)	10,500,000	9,697,735
2.5% 12/1/37 (l)	27,600,000	25,491,189
2.5% 12/1/37 (l)	27,600,000	25,491,189
2.5% 1/1/38 (l)	27,600,000	25,512,750
2.5% 12/1/52 (l)	47,000,000	40,162,966
2.5% 12/1/52 (l)	23,550,000	20,124,210
2.5% 12/1/52 (l)	31,100,000	26,575,920
2.5% 12/1/52 (l)	13,900,000	11,877,984
2.5% 12/1/52 (l)	19,200,000	16,406,999
2.5% 12/1/52 (l)	23,200,000	19,825,124
2.5% 12/1/52 (l)	23,550,000	20,124,210
2.5% 12/1/52 (l)	94,950,000	81,137,737
2.5% 12/1/52 (l)	47,500,000	40,590,232
2.5% 1/1/53 (l)	70,700,000	60,473,358
2.5% 1/1/53 (l)	23,550,000	20,143,530
3% 12/1/37 (l)	6,300,000	5,928,891
3% 12/1/52 (l)	11,400,000	10,091,672
3% 12/1/52 (l)	4,750,000	4,204,863
3% 12/1/52 (l)	4,750,000	4,204,863
3% 12/1/52 (l)	60,650,000	53,689,466
3% 12/1/52 (l)	70,500,000	62,409,025
3% 12/1/52 (l)	55,100,000	48,776,415
3% 1/1/53 (l)	11,800,000	10,452,680
3% 1/1/53 (l)	23,550,000	20,861,068
3.5% 12/1/52 (l)	37,550,000	34,405,188
3.5% 12/1/52 (l)	23,675,000	21,692,219
3.5% 12/1/52 (l)	9,800,000	8,979,250
3.5% 12/1/52 (l)	56,800,000	52,043,000
3.5% 1/1/53 (l)	15,400,000	14,117,470
4% 12/1/52 (l)	10,700,000	10,124,875
4% 12/1/52 (l)	10,900,000	10,314,125
4% 12/1/52 (l)	31,200,000	29,523,000
4% 12/1/52 (l)	23,150,000	21,905,688
4.5% 12/1/52 (l)	23,450,000	22,827,121
4.5% 12/1/52 (l)	35,050,000	34,119,002
4.5% 1/1/53 (l)	26,150,000	25,455,404
5% 12/1/52 (l)	14,650,000	14,585,899
5% 12/1/52 (l)	8,800,000	8,761,496
5% 12/1/52 (l)	1,200,000	1,194,749
5% 12/1/52 (l)	10,000,000	9,956,245
5% 12/1/52 (l)	5,925,000	5,899,075
5% 12/1/52 (l)	23,800,000	23,695,863
5.5% 12/1/52 (l)	28,300,000	28,622,795
5.5% 12/1/52 (l)	16,600,000	16,789,343
5.5% 12/1/52 (l)	5,900,000	5,967,297
6% 12/1/52 (l)	6,000,000	6,137,813
6% 12/1/52 (l)	6,000,000	6,137,813
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,313,664,116
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,517,247,994)		4,459,393,718

Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	4,751,462	2,877,339
Series 2019-1 Class A, 3.844% 5/15/39 (d)	4,203,386	2,792,059
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	10,462,276	7,439,541
Class B, 4.458% 10/16/39 (c)(d)	2,087,167	959,143
Series 2021-1A Class A, 2.95% 11/16/41 (d)	11,059,849	8,792,320
Series 2021-2A Class A, 2.798% 1/15/47 (d)	22,071,308	17,210,460
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	40,024,385	37,077,449
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (d)(f)(g)	7,740,000	7,587,638
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (d)(f)(g)	8,253,000	7,997,627
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (d)(f)(g)	19,226,000	18,580,468
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (d)(f)(g)	11,745,000	11,385,556
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (d)(f)(g)	9,447,000	9,120,965
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	261,000	257,309
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	595,000	576,670
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	611,000	594,455
Class XS, 0% 10/17/52 (c)(d)(f)(m)	409,162	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	3,104,128	2,491,177
Class B, 4.335% 1/16/40 (d)	551,865	237,700
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (d)(f)(g)	11,120,000	10,872,202
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (d)(f)(g)	15,787,000	15,263,361
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (d)(f)(g)	12,053,000	11,718,650
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (d)(f)(g)	16,982,000	16,281,459
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (d)(f)(g)	27,261,000	26,341,814
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (d)(f)(g)	8,452,000	8,218,767
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (d)(f)(g)	8,291,000	8,030,729
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (d)(f)(g)	14,004,000	13,564,540
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (d)(f)(g)	15,650,000	15,362,525
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.1636% 1/17/35 (d)(f)(g)	17,449,000	17,092,901
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (d)(f)(g)	12,522,000	12,107,622
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	11,116,503	9,079,581
Class AA, 2.487% 12/16/41 (d)(f)	1,037,056	943,710
Series 2021-1A Class A, 2.443% 7/15/46 (d)	15,185,211	12,428,594
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (d)(f)(g)	12,770,682	12,564,844
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	8,074,224	6,810,688
Class B, 5.095% 4/15/39 (d)	4,356,038	3,223,555
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	4,942,129	4,324,547
Series 2021-1A Class A, 3.474% 1/15/46 (d)	3,092,623	2,613,328
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (d)(f)(g)	10,997,000	10,696,650
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (d)(f)(g)	16,187,000	15,550,738
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(f)(g)	7,745,000	7,469,789
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (d)(f)(g)	11,637,000	11,201,299
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (d)(f)(g)	12,599,000	12,143,471
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (d)(f)(g)	867,297	860,795
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (d)(f)(g)	24,335,000	23,495,272
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (d)(f)(g)	17,433,000	16,726,946
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (d)(f)(g)	20,650,000	20,083,694
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4829% 1/28/40 (c)(d)(f)(g)	211,708	21
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	10,171,748	9,197,050
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	214,000	165,738
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	557,000	471,191
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (d)(f)(g)	9,084,000	8,754,723
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(f)(g)	15,808,000	15,300,263
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (d)(f)(g)	11,752,000	11,534,588
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (d)(f)(g)	8,700,000	8,484,658
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (d)(f)(g)	11,160,000	10,795,269
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (d)(f)(g)	6,539,000	6,315,105
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (d)(f)(g)	6,808,000	6,659,865
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (d)(f)(g)	15,072,000	14,624,964
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (d)(f)(g)	3,200,000	3,117,238
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	420,000	374,983
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	265,000	217,271
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (d)(f)(g)	8,589,000	8,313,242
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (d)(f)(g)	12,500,000	12,160,688
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (d)(f)(g)	19,341,000	18,822,932
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	492,071	406,975
Series 2021-2 Class G, 4.505% 12/17/26 (d)	2,269,115	1,853,574
Series 2021-3 Class F, 4.242% 1/17/41 (d)	332,967	273,324
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	4,746,161	3,864,325
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	4,739,526	3,696,811
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (d)(f)(g)	8,865,000	8,540,754
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (d)(f)(g)	21,121,000	20,194,147
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (d)(f)(g)	7,620,000	7,458,746
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (d)(f)(g)	9,031,480	8,911,895
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (d)(f)(g)	16,420,000	15,981,011
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (d)(f)(g)	17,793,000	17,157,932
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (d)(f)(g)	8,675,000	8,450,231
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (d)(f)(g)	3,536,000	3,425,889
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (d)(f)(g)	2,957,000	2,866,572
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (d)(f)(g)	15,155,000	14,689,408
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (d)(f)(g)	11,245,000	10,908,257
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (d)(f)(g)	10,754,000	10,405,011
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (d)(f)(g)	14,050,000	13,747,082
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (d)(f)(g)	18,774,000	18,465,299
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (f)(g)	171,273	166,842
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (d)(f)(g)	12,426,000	12,077,687
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	20,328,000	18,980,823
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	9,513,968	7,818,483
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	10,501,230	9,108,147
Class A2II, 4.008% 12/5/51 (d)	9,383,845	7,343,093
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	800,000	708,820
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	797,000	692,430
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	519,000	473,882
Class E2, 6.863% 6/17/39 (d)	870,000	790,005
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	315,000	296,213
Class G, 4.116% 9/17/36 (d)	263,000	246,647
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,082,000	1,023,177
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	378,000	341,893
Class H, 5.268% 4/17/37 (d)	105,000	95,847
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	273,000	252,254
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	401,000	339,134
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	315,000	261,419
Class G, 4.003% 7/17/38 (d)	168,000	140,941
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	203,000	166,853
Class G, 4.005% 10/17/38 (d)	1,347,000	1,118,300
Series 2022-SFR2 Class E2, 4.8% 4/17/27	688,000	588,803
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	8,854,091	6,810,555
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (d)(f)(g)	15,987,000	15,562,513
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (d)(f)(g)	17,526,000	17,028,542
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	9,441,112	7,110,370
Class B, 4.335% 3/15/40 (d)	1,071,663	626,516
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	12,474,000	11,738,839
1.884% 7/15/50 (d)	4,985,000	4,384,087
2.328% 7/15/52 (d)	3,812,000	3,180,378
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 8.3745% 5/17/24 (d)(f)(g)	1,616,000	1,531,104
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 5.7133% 7/20/30 (d)(f)(g)	2,766,206	2,724,708
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (d)(f)(g)	18,277,000	17,772,262
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.0391% 4/16/31 (d)(f)(g)	7,718,000	7,571,096
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (d)(f)(g)	1,661,000	1,622,350
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (d)(f)(g)	14,155,000	13,692,528
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (d)(f)(g)	26,688,000	25,876,738
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.0316% 12/5/36 (c)(d)(f)(g)	401,394	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (f)(g)	7,168	6,761
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	5,476,704	4,600,541
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	9,233,768	6,977,312
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	14,071,412	10,632,640
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (d)(f)	2,254,759	2,086,534
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (d)(f)(g)	934,000	706,298
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	525,000	469,250
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	151,000	133,516
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,081,000	988,896
Class E2, 5.739% 4/17/39 (d)	1,344,000	1,230,532
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	168,000	139,401
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	106,561	105,999
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (d)(f)(g)	16,512,000	16,454,489
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (d)(f)(g)	13,214,000	12,939,347
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (d)(f)(g)	8,182,000	7,941,179
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (d)(f)(g)	16,805,000	16,231,277
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (d)(f)(g)	17,432,000	16,872,694
TOTAL ASSET-BACKED SECURITIES (Cost $1,137,774,389)		1,066,437,958

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	4,553,256	3,800,208
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	4,597,348	4,367,628
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	4,952,929	4,755,236
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	6,822,225	6,425,603
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	3,348,741	3,235,249
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	138,440	134,604
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)	1,739	226
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (d)(f)(g)	497,893	482,303
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	17,113,928	15,444,968
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)	2,636,781	2,342,336
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	2,471,827	2,184,821
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	3,244,559	2,960,300
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (f)(g)	1,700	1,532
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (f)(g)	837,427	777,522
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	15,349,278	14,059,347
TOTAL PRIVATE SPONSOR		60,971,892
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (f)(g)	2,716	2,731
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (f)(g)	5,106	5,172
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (f)(g)	5,879	5,947
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (f)(g)	7,118	7,202
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (f)(g)	2,598	2,609
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (f)(m)(n)	99,625	15,402
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (f)(m)(n)	69,868	7,059
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	5,869	5,855
Series 1996-28 Class PK, 6.5% 7/25/25	2,628	2,622
Series 1999-17 Class PG, 6% 4/25/29	29,117	29,512
Series 1999-32 Class PL, 6% 7/25/29	34,233	34,757
Series 1999-33 Class PK, 6% 7/25/29	25,236	25,611
Series 2001-52 Class YZ, 6.5% 10/25/31	3,956	4,084
Series 2003-28 Class KG, 5.5% 4/25/23	852	854
Series 2005-102 Class CO 11/25/35 (o)	17,605	14,973
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (f)(n)	4,068	4,207
Series 2005-81 Class PC, 5.5% 9/25/35	50,475	51,782
Series 2006-12 Class BO 10/25/35 (o)	80,316	68,954
Series 2006-15 Class OP 3/25/36 (o)	96,891	81,576
Series 2006-37 Class OW 5/25/36 (o)	9,709	7,650
Series 2006-45 Class OP 6/25/36 (o)	30,104	23,914
Series 2006-62 Class KP 4/25/36 (o)	47,003	38,466
Series 2012-149:
Class DA, 1.75% 1/25/43	925,691	842,996
Class GA, 1.75% 6/25/42	995,573	900,708
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5,721	5,851
Series 1999-25 Class Z, 6% 6/25/29	28,432	28,559
Series 2001-20 Class Z, 6% 5/25/31	32,464	33,035
Series 2001-31 Class ZC, 6.5% 7/25/31	17,377	17,633
Series 2002-16 Class ZD, 6.5% 4/25/32	12,598	13,034
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (f)(m)(n)	33,074	1,373
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	81,047	2,865
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (f)(m)(n)	46,868	6,402
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (f)(m)(n)	25,192	3,105
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (f)(n)	259	259
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (f)(m)(n)	6,255	786
Series 2005-72 Class ZC, 5.5% 8/25/35	387,041	392,901
Series 2005-79 Class ZC, 5.9% 9/25/35	301,611	306,058
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (f)(n)	21,491	28,478
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (f)(n)	32,495	44,555
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (f)(n)	10,035	11,873
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 2.5289% 8/25/37 (f)(m)(n)	974,726	111,179
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (f)(m)(n)	163,917	17,453
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (f)(m)(n)	168,081	14,330
Class ZA, 4.5% 12/25/40	493,884	495,258
Series 2010-139 Class NI, 4.5% 2/25/40 (m)	44,915	1,243
Series 2010-150 Class ZC, 4.75% 1/25/41	883,663	877,972
Series 2010-95 Class ZC, 5% 9/25/40	2,097,296	2,123,683
Series 2011-39 Class ZA, 6% 11/25/32	114,892	118,142
Series 2011-4 Class PZ, 5% 2/25/41	291,983	282,024
Series 2011-67 Class AI, 4% 7/25/26 (m)	14,890	431
Series 2011-83 Class DI, 6% 9/25/26 (m)	151	2
Series 2012-100 Class WI, 3% 9/25/27 (m)	460,461	21,347
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (f)(m)(n)	54,563	454
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (f)(m)(n)	40,022	501
Series 2013-133 Class IB, 3% 4/25/32 (m)	154,927	5,087
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (f)(m)(n)	143,283	15,612
Series 2013-51 Class GI, 3% 10/25/32 (m)	610,469	38,879
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (f)(m)(n)	137,891	11,994
Series 2015-42 Class IL, 6% 6/25/45 (m)	937,991	165,976
Series 2015-70 Class JC, 3% 10/25/45	822,460	778,813
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	555,800	100,535
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	24,678	4,118
Series 343 Class 16, 5.5% 5/25/34 (m)	23,095	3,882
Series 348 Class 14, 6.5% 8/25/34 (f)(m)	15,773	3,170
Series 351:
Class 12, 5.5% 4/25/34 (f)(m)	9,921	1,717
Class 13, 6% 3/25/34 (m)	14,402	2,703
Series 359 Class 19, 6% 7/25/35 (f)(m)	8,408	1,616
Series 384 Class 6, 5% 7/25/37 (m)	97,330	16,830
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (f)(g)	2,000	2,012
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (f)(g)	3,118	3,145
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (f)(g)	2,765	2,797
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (f)(g)	5,251	5,292
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (f)(g)	1,693	1,707
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (f)(g)	122,579	121,918
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	36,781	37,389
Series 2101 Class PD, 6% 11/15/28	3,005	3,054
Series 2121 Class MG, 6% 2/15/29	14,916	15,155
Series 2131 Class BG, 6% 3/15/29	106,860	108,704
Series 2137 Class PG, 6% 3/15/29	16,848	17,133
Series 2154 Class PT, 6% 5/15/29	28,642	29,135
Series 2162 Class PH, 6% 6/15/29	5,765	5,851
Series 2520 Class BE, 6% 11/15/32	49,287	50,864
Series 2693 Class MD, 5.5% 10/15/33	463,154	467,567
Series 2802 Class OB, 6% 5/15/34	40,795	41,592
Series 3002 Class NE, 5% 7/15/35	116,267	116,829
Series 3110 Class OP 9/15/35 (o)	30,274	27,582
Series 3119 Class PO 2/15/36 (o)	114,945	92,341
Series 3121 Class KO 3/15/36 (o)	17,801	14,596
Series 3123 Class LO 3/15/36 (o)	63,595	51,430
Series 3145 Class GO 4/15/36 (o)	68,389	55,623
Series 3189 Class PD, 6% 7/15/36	96,812	100,597
Series 3225 Class EO 10/15/36 (o)	34,279	27,180
Series 3258 Class PM, 5.5% 12/15/36	43,091	44,154
Series 3415 Class PC, 5% 12/15/37	46,873	46,707
Series 3806 Class UP, 4.5% 2/15/41	218,536	217,247
Series 3832 Class PE, 5% 3/15/41	440,985	443,196
Series 4135 Class AB, 1.75% 6/15/42	728,762	663,236
sequential payer:
Series 2135 Class JE, 6% 3/15/29	7,347	7,475
Series 2274 Class ZM, 6.5% 1/15/31	10,697	10,848
Series 2281 Class ZB, 6% 3/15/30	20,615	20,946
Series 2303 Class ZV, 6% 4/15/31	10,935	11,140
Series 2357 Class ZB, 6.5% 9/15/31	84,291	86,559
Series 2502 Class ZC, 6% 9/15/32	19,989	20,618
Series 2519 Class ZD, 5.5% 11/15/32	30,465	31,150
Series 2546 Class MJ, 5.5% 3/15/23	656	657
Series 2601 Class TB, 5.5% 4/15/23	309	310
Series 2998 Class LY, 5.5% 7/15/25	10,613	10,858
Series 3871 Class KB, 5.5% 6/15/41	719,131	748,043
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (f)(m)(n)	33,549	3,130
Series 2013-4281 Class AI, 4% 12/15/28 (m)	107,960	2,408
Series 2017-4683 Class LM, 3% 5/15/47	1,288,790	1,220,808
Series 2933 Class ZM, 5.75% 2/15/35	611,773	630,583
Series 2935 Class ZK, 5.5% 2/15/35	489,253	504,240
Series 2947 Class XZ, 6% 3/15/35	195,661	202,602
Series 2996 Class ZD, 5.5% 6/15/35	419,955	431,917
Series 3237 Class C, 5.5% 11/15/36	546,431	552,570
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (f)(m)(n)	146,086	17,570
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (f)(m)(n)	221,254	30,401
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (f)(m)(n)	310,064	38,956
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (f)(m)(n)	100,389	11,155
Series 3949 Class MK, 4.5% 10/15/34	81,636	81,083
Series 4055 Class BI, 3.5% 5/15/31 (m)	155,470	4,847
Series 4149 Class IO, 3% 1/15/33 (m)	329,245	27,391
Series 4314 Class AI, 5% 3/15/34 (m)	47,645	1,690
Series 4427 Class LI, 3.5% 2/15/34 (m)	484,325	30,976
Series 4471 Class PA 4% 12/15/40	416,205	406,816
target amortization class Series 2156 Class TC, 6.25% 5/15/29	13,837	14,218
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (f)(g)	1,578	1,578
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	12,158	12,332
Series 2056 Class Z, 6% 5/15/28	29,440	29,902
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,041,995	1,020,106
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (f)(m)(n)	61,206	6,910
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (f)(g)(p)	723,973	718,345
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (f)(g)(p)	116,008	114,438
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (f)(g)(p)	148,022	146,120
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (f)(g)(p)	115,553	114,051
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (f)(g)(p)	304,940	301,308
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (f)(g)(p)	289,542	287,017
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (f)(g)(p)	257,300	254,829
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (f)(g)(p)	373,577	370,034
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (f)(g)(p)	263,917	261,381
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (f)(g)(p)	421,699	417,923
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (f)(g)(p)	312,740	309,819
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (f)(g)(p)	362,156	359,144
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (f)(g)(p)	720,011	714,684
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (f)(g)(p)	404,201	401,668
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (f)(g)(p)	234,202	232,828
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (f)(g)(p)	363,315	360,580
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (f)(g)(p)	175,904	174,286
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (f)(g)(p)	8,445	8,339
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.6627% 10/20/62 (f)(g)(p)	166,571	165,028
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 3.5027% 3/20/63 (f)(g)(p)	317,395	313,601
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (f)(g)(p)	228,575	226,913
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (f)(g)(p)	1,115,400	1,109,229
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (f)(g)(p)	1,371,809	1,359,591
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 3.6427% 9/20/64 (f)(g)(p)	4,663,672	4,620,402
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (f)(g)(p)	17,659	17,295
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.3386% 1/20/49 (f)(g)	2,334,386	2,310,980
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.4386% 10/20/49 (f)(g)	716,676	702,806
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (f)(g)	1,449,238	1,433,550
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (f)(n)	860,504	745,656
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	22,727	1,650
Series 2016-69 Class WA, 3% 2/20/46	751,668	702,675
Series 2017-134 Class BA, 2.5% 11/20/46	1,050,938	950,235
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	172,535	170,547
Series 2010-160 Class DY, 4% 12/20/40	1,682,926	1,641,123
Series 2010-170 Class B, 4% 12/20/40	375,043	365,724
Series 2017-139 Class BA, 3% 9/20/47	3,470,005	3,140,181
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (f)(m)(n)	36,192	2,960
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (f)(m)(n)	35,216	4,262
Series 2010-116 Class QB, 4% 9/16/40	3,840,024	3,749,028
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (f)(g)(p)	363,933	359,395
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (f)(m)(n)	145,044	14,566
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (f)(m)(n)	134,624	13,953
Series 2013-149 Class MA, 2.5% 5/20/40	1,369,324	1,307,365
Series 2014-2 Class BA, 3% 1/20/44	2,112,377	1,945,652
Series 2014-21 Class HA, 3% 2/20/44	772,722	713,284
Series 2014-25 Class HC, 3% 2/20/44	1,323,800	1,220,725
Series 2014-5 Class A, 3% 1/20/44	1,147,558	1,057,642
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)	12,050	11,312
Series 2017-186 Class HK, 3% 11/16/45	1,905,708	1,759,777
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (f)(g)(p)	3,041,448	3,025,549
TOTAL U.S. GOVERNMENT AGENCY		58,052,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,574,025)		119,024,529

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 6.975% 4/15/35 (d)(f)(g)	397,000	360,613
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 6.175% 6/15/35 (d)(f)(g)	172,000	159,469
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 7.075% 3/15/34 (d)(f)(g)	567,000	522,228
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 5.825% 4/15/36 (d)(f)(g)	1,045,000	998,988
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 7.625% 9/15/38 (d)(f)(g)	627,000	559,021
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (d)(f)(g)	9,488,000	9,139,437
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (d)(f)(g)	1,792,000	1,707,624
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (d)(f)(g)	1,279,000	1,205,332
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	6,400,000	5,921,628
Class ANM, 3.112% 11/5/32 (d)	7,809,000	7,221,802
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)	455,000	370,179
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	1,753,000	1,546,725
Class CNM, 3.8425% 11/5/32 (d)(f)	725,000	605,314
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,169,451
Series 2021-BN35 Class A5, 2.285% 6/15/64	27,000	21,682
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	531,000	313,762
Class E, 2.5% 6/15/55 (d)	416,000	221,837
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	782,000	558,219
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	455,000	332,817
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	960,000	646,186
Class E, 2.8% 11/15/50 (d)	609,000	346,521
Series 2018-BN12 Class D, 3% 5/15/61 (d)	487,000	329,681
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	430,000	295,676
Class E, 3% 11/15/61 (d)	430,000	273,434
Series 2019-BN18 Class D, 3% 5/15/62 (d)	648,000	450,689
Series 2019-BN19 Class D, 3% 8/15/61 (d)	946,000	641,889
Series 2020-BN25 Class C, 3.4674% 1/15/63 (f)	775,000	584,539
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	243,000	156,937
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	252,000	146,220
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	294,000	168,954
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	189,000	104,390
Class MCDG, 3.0155% 12/15/53 (f)	2,104,000	1,263,052
Series 2021-BN38 Class C, 3.3243% 12/15/64 (f)	146,000	105,129
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	994,000	594,490
Series 2022-BNK44 Class C, 5.7462% 11/15/32 (f)	819,000	685,946
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	347,000	298,528
Class D, 3.25% 2/15/50 (d)	675,000	509,066
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	1,180,000	907,072
Class XA, 1.9064% 7/15/49 (f)(m)	9,132,198	403,857
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	188,000	123,294
BBCMS Series 2022-C15 Class C, 3.9588% 4/15/55 (f)	129,000	96,108
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (d)	830,000	470,199
Series 2022-C14 Class A5, 2.946% 2/15/55	589,000	495,431
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)	483,000	385,369
Class E, 3.7292% 8/14/36 (d)(f)	363,000	272,644
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	225,523
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	348,000	208,276
Series 2020-C7 Class D, 3.7169% 4/15/53 (d)(f)	210,000	138,721
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,108,000	1,064,740
Class B, 4.6% 6/15/55	441,000	373,555
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	530,852
Series 2022-C18 Class B, 6.1482% 12/15/55 (f)	756,000	758,288
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,455,084
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	399,000	330,821
Class 225E, 3.4041% 12/15/62 (d)(f)	269,000	223,926
Series 2020-B20 Class E, 2% 10/15/53 (d)	588,000	324,384
Series 2018-B6 Class D, 3.2587% 10/10/51 (d)(f)	613,000	442,775
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	351,000	250,757
Class E, 3% 5/15/53 (d)(f)	351,000	234,246
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	383,330
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	672,000	440,037
Series 2019-B14 Class XA, 0.9039% 12/15/62 (f)(m)	16,792,065	543,148
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)	1,113,000	896,049
Class D, 2.25% 7/15/53 (d)	777,000	485,993
Series 2020-B21:
Class D, 2% 12/17/53 (d)	446,000	262,022
Class E, 2% 12/17/53 (d)	420,000	220,824
Series 2020-B22 Class E, 2% 1/15/54 (d)	502,000	273,415
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)	315,000	188,398
Class D, 3.4028% 9/15/48 (d)(f)	1,503,000	761,205
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	789,000	557,465
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)	850,000	589,565
Class 300E, 3.094% 4/15/54 (d)(f)	282,000	190,369
Series 2022-B35:
Class C, 4.5935% 5/15/55 (f)	719,000	553,001
Class D, 2.5% 5/15/55 (d)	949,000	548,001
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	712,000	389,079
Series 2022-B37 Class C, 5.9431% 11/15/55	823,000	728,572
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (d)(f)(g)	6,971,000	6,874,734
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 6.813% 8/15/36 (d)(f)(g)	319,900	294,647
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (d)(f)	441,000	281,782
Class 360E, 4.0699% 2/15/42 (d)(f)	546,000	348,707
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	361,000	199,709
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (d)(f)(g)	32,831,000	31,946,362
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (d)(f)(g)	10,615,000	9,943,249
Class D, CME Term SOFR 1 Month Index + 3.690% 7.4893% 4/15/37 (d)(f)(g)	1,327,000	1,208,947
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 6.275% 6/15/35 (d)(f)(g)	168,000	153,664
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 7.765% 10/15/38 (d)(f)(g)	1,934,981	1,771,337
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG Class E, 1 month U.S. LIBOR + 2.100% 5.9753% 10/15/37 (d)(f)(g)	262,500	242,729
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 7.844% 12/15/38 (d)(f)(g)	998,000	860,760
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 6.9618% 4/15/34 (d)(f)(g)	397,500	338,459
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (d)(f)(g)	18,877,000	18,013,519
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (d)(f)(g)	2,565,000	2,408,686
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (d)(f)(g)	3,433,000	3,198,040
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (d)(f)(g)	3,333,000	3,064,261
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (d)(f)(g)	11,589,000	10,647,338
Class G, 1 month U.S. LIBOR + 2.940% 6.8221% 10/15/36 (d)(f)(g)	798,000	716,699
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 7.8273% 5/15/38 (d)(f)(g)	1,980,000	1,803,303
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (d)(f)(g)	26,684,050	25,598,153
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (d)(f)(g)	6,745,952	6,366,022
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (d)(f)(g)	6,745,952	6,308,225
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (d)(f)(g)	6,745,952	6,236,791
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (d)(f)(g)	582,243	568,778
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)	2,936,000	2,153,152
Class E, 3.667% 3/11/44 (d)(f)	2,839,000	1,985,330
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 7.9001% 2/15/39 (d)(f)(g)	1,804,150	1,663,374
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 8.25% 7/15/34 (d)(f)(g)	594,556	581,489
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (d)(f)(g)	2,781,800	2,401,273
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 6.1116% 10/15/36 (d)(f)(g)	546,000	503,411
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (d)(f)(g)	6,526,000	6,270,551
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (d)(f)(g)	4,315,000	4,102,740
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (d)(f)(g)	4,529,000	4,225,030
Class G, 1 month U.S. LIBOR + 3.600% 7.473% 4/15/34 (d)(f)(g)	861,000	792,475
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (d)(f)(g)	7,544,600	7,364,204
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (d)(f)(g)	6,706,500	6,522,918
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (d)(f)(g)	15,080,700	14,529,316
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (d)(f)(g)	21,532,200	20,759,999
Class F, CME Term SOFR 1 Month Index + 2.110% 5.9087% 10/15/36 (d)(f)(g)	1,955,000	1,876,281
Class J, CME Term SOFR 1 Month Index + 2.760% 6.5587% 10/15/36 (d)(f)(g)	4,038,350	3,810,277
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 7.885% 10/15/36 (d)(f)(g)	422,422	373,264
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.171% 11/15/38 (d)(f)(g)	672,000	617,817
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 6.4685% 10/15/36 (d)(f)(g)	1,385,000	1,212,344
Class G, 1 month U.S. LIBOR + 3.140% 7.0171% 10/15/36 (d)(f)(g)	2,109,000	1,826,062
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.2245% 10/15/26 (d)(f)(g)	1,869,000	1,641,189
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 6.276% 2/15/36 (d)(f)(g)	331,000	292,731
Class FV, 1 month U.S. LIBOR + 2.400% 6.276% 2/15/36 (d)(f)(g)	1,094,000	967,515
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 6.8753% 1/15/34 (d)(f)(g)	2,119,000	1,958,077
Class G, 1 month U.S. LIBOR + 3.900% 7.7753% 1/15/34 (d)(f)(g)	114,000	103,184
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 5.812% 9/15/34 (d)(f)(g)	441,000	406,736
Series 2021-SOAR:
Class F, 6.226% 6/15/38 (d)(f)	1,316,031	1,220,350
Class G, 6.676% 6/15/38 (d)(f)	312,632	286,650
Class J, 7.626% 6/15/38 (d)(f)	815,820	747,967
Series 2021-VOLT:
Class E, 1 month U.S. LIBOR + 2.000% 5.8753% 9/15/36 (d)(f)(g)	714,000	664,340
Class F, 1 month U.S. LIBOR + 2.400% 6.2753% 9/15/36 (d)(f)(g)	230,000	212,058
Class G, 1 month U.S. LIBOR + 2.850% 6.7253% 9/15/36 (d)(f)(g)	1,440,000	1,315,944
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (d)(f)(g)	9,932,000	9,888,437
Class D, CME Term SOFR 1 Month Index + 4.060% 7.8553% 10/15/39 (d)(f)(g)	1,441,000	1,421,140
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (d)(f)(g)	19,014,196	18,472,057
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (d)(f)(g)	8,559,521	8,182,821
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (d)(f)(g)	1,931,233	1,825,351
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (d)(f)(g)	1,616,957	1,516,659
Class F, CME Term SOFR 1 Month Index + 4.780% 8.5969% 4/15/37 (d)(f)(g)	2,216,076	2,063,360
Series 2022-LBA6:
Class C, CME Term SOFR 1 Month Index + 1.600% 5.3942% 1/15/39 (d)(f)(g)	577,000	538,420
Class F, CME Term SOFR 1 Month Index + 3.350% 7.1443% 1/15/39 (d)(f)(g)	1,160,000	1,056,571
Class G, CME Term SOFR 1 Month Index + 4.200% 7.9943% 1/15/39 (d)(f)(g)	378,000	344,254
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.0933% 1/15/39 (d)(f)(g)	91,000	82,561
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.068% 10/15/36 (d)(f)(g)	345,000	300,259
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (d)(f)(g)	8,333,000	8,110,251
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (d)(f)(g)	12,577,087	12,355,491
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	84,000	66,926
Class E, 4.0755% 12/9/41 (d)(f)	3,415,000	2,640,560
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(f)	189,000	110,017
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.124% 3/15/35 (d)(f)	1,534,000	1,422,519
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	976,000	678,496
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 6.423% 12/15/37 (d)(f)(g)	100,000	93,906
Class G, 1 month U.S. LIBOR + 3.250% 7.123% 12/15/37 (d)(f)(g)	2,992,000	2,731,313
Camb Commercial Mortgage Trust Series 2021-CX2 Class D, 2.8636% 11/10/46 (d)(f)	294,000	201,803
CD Mortgage Trust Series 2017-CD3:
Class C, 4.6983% 2/10/50 (f)	813,000	664,814
Class D, 3.25% 2/10/50 (d)	735,000	488,692
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 7.4078% 2/15/39 (d)(f)(g)	2,211,000	1,915,864
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	18,147,756	15,633,772
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (d)(f)(g)	5,780,000	5,612,808
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (d)(f)(g)	1,600,000	1,539,636
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (d)(f)(g)	15,924,750	15,614,074
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (d)(f)(g)	3,135,325	3,032,399
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (d)(f)(g)	3,541,260	3,390,497
Class E, 1 month U.S. LIBOR + 2.350% 6.225% 6/15/34 (d)(f)(g)	1,646,567	1,544,268
Class F, 1 month U.S. LIBOR + 2.600% 6.4832% 6/15/34 (d)(f)(g)	2,125,947	1,945,106
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (d)(f)(g)	162,932	151,413
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (d)(f)(g)	2,245,500	2,061,331
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)	715,000	594,370
Series 2013-GC15 Class D, 5.3345% 9/10/46 (d)(f)	1,200,000	1,126,036
Series 2015-GC29 Class XA, 1.1557% 4/10/48 (f)(m)	18,411,637	345,454
Series 2015-GC33 Class XA, 1.0252% 9/10/58 (f)(m)	29,557,463	570,982
Series 2016-C3 Class D, 3% 11/15/49 (d)	829,000	518,699
Series 2016-P4 Class D, 4.0985% 7/10/49 (d)(f)	965,000	757,274
Series 2016-P6 Class XA, 0.7018% 12/10/49 (f)(m)	21,410,102	384,476
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	546,000	365,302
Class E, 3% 8/10/56 (d)	462,000	294,406
Series 2019-GC43 Class E, 3% 11/10/52 (d)	651,000	415,445
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)	567,000	398,650
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	673,000	441,867
Class E, 2.6% 2/15/53 (d)	76,000	46,112
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)	1,029,000	594,179
Class E, 2.5% 6/15/55 (d)	840,000	441,184
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.023% 9/15/33 (d)(f)(g)	267,000	222,351
Class G, 1 month U.S. LIBOR + 5.150% 9.0293% 9/15/33 (d)(f)(g)	300,000	244,703
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	3,375,249	3,343,860
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	527,000	451,027
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,518,020
Series 2012-CR1:
Class C, 5.4718% 5/15/45 (f)	426,000	383,398
Class D, 5.4718% 5/15/45 (d)(f)	1,160,000	851,145
Class G, 2.462% 5/15/45 (c)(d)	425,000	118,624
Series 2012-LC4 Class C, 5.4749% 12/10/44 (f)	94,000	83,815
Series 2013-CR10 Class D, 5.0312% 8/10/46 (d)(f)	825,000	777,955
Series 2013-CR9 Class C, 4.4327% 7/10/45 (d)(f)	190,538	180,980
Series 2013-LC6 Class D, 4.4286% 1/10/46 (d)(f)	909,000	886,402
Series 2014-CR15 Class D, 4.8183% 2/10/47 (d)(f)	173,000	163,691
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (f)(m)	33,902,521	473,442
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (f)(m)	21,172,947	198,263
Series 2014-UBS2 Class D, 5.1457% 3/10/47 (d)(f)	542,000	477,957
Series 2014-UBS6 Class XA, 0.9848% 12/10/47 (f)(m)	40,567,518	517,524
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)	845,000	694,966
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	1,230,000	1,043,568
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	971,000	727,727
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	739,000	615,651
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	202,000	147,378
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1132% 11/10/49 (f)	352,000	287,649
Class D, 2.8632% 11/10/49 (f)	299,000	167,532
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.0709% 8/15/45 (d)(f)	210,000	195,090
Class E, 5.0709% 8/15/45 (d)(f)	1,009,000	854,068
Class F, 4.25% 8/15/45 (d)	1,110,000	828,546
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	286,000	157,130
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 5.775% 12/15/31 (d)(f)(g)	655,200	594,587
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (d)(f)	714,000	485,312
Class F, 3.0967% 11/13/39 (d)(f)	651,000	417,602
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.0922% 6/15/34 (d)(g)	636,000	574,173
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)	2,119	2,118
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (d)(f)(g)	9,047,000	8,877,747
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (d)(f)(g)	5,191,000	5,046,975
Class F, 1 month U.S. LIBOR + 2.650% 6.525% 5/15/36 (d)(f)(g)	378,000	362,081
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 7.7615% 11/15/23 (d)(f)(g)	2,667,000	2,508,076
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 7.9853% 9/9/24 (d)(f)(g)	1,610,000	1,571,425
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	3,999,190	3,569,535
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	7,384,000	7,003,406
Class B, 4.5349% 4/15/36 (d)	2,263,000	2,127,456
Class C, 4.9414% 4/15/36 (d)(f)	1,523,000	1,425,944
Class D, 4.9414% 4/15/36 (d)(f)	3,047,000	2,800,553
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)	525,000	349,041
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 7.3677% 5/15/23 (d)(f)(g)	929,160	864,425
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 7.38% 4/15/36 (d)(f)(g)	231,000	205,060
Class G, 1 month U.S. LIBOR + 4.500% 8.38% 4/15/36 (d)(f)(g)	126,000	111,753
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5867% 6/15/50 (d)(f)	701,000	513,057
Series 2017-CX9 Class D, 4.1944% 9/15/50 (d)(f)	284,000	212,000
Series 2018-CX11 Class C, 5.0049% 4/15/51 (f)	282,000	244,039
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	630,000	509,878
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 8.225% 7/15/32 (d)(f)(g)	732,000	657,877
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)	255,000	234,212
Class E, 5.099% 1/10/34 (d)(f)	818,000	722,024
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 6.355% 5/15/35 (d)(f)(g)	652,427	612,440
Series 2018-C1:
Class C, 4.7807% 10/15/51 (f)	189,000	161,086
Class D, 3.0307% 10/15/51 (d)(f)	840,000	600,418
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)	665,000	440,634
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	212,000	130,871
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5405% 8/10/44 (d)(f)	394,739	363,160
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)	250,000	164,715
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.614% 8/10/49 (f)	218,000	183,313
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (d)(f)(g)	23,453,000	22,372,952
Class F, 1 month U.S. LIBOR + 2.660% 6.543% 11/15/38 (d)(f)(g)	1,326,000	1,201,403
Class G, 1 month U.S. LIBOR + 3.110% 6.992% 11/15/38 (d)(f)(g)	100,000	88,694
Class J, 1 month U.S. LIBOR + 3.610% 7.4909% 11/15/38 (d)(f)(g)	1,201,000	1,051,225
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (d)(f)(g)	7,387,823	7,105,357
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (d)(f)(g)	4,207,388	3,996,426
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (d)(f)(g)	3,101,363	2,945,860
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (d)(f)(g)	13,524,167	12,812,185
Class F, 1 month U.S. LIBOR + 3.700% 7.576% 7/15/38 (d)(f)(g)	1,868,432	1,757,197
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	4,500,000	4,240,420
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	52,755	51,846
Class X, 0.5769% 8/10/43 (d)(f)(m)	227,415	545
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 6.525% 10/15/36 (d)(f)(g)	1,717,000	1,550,914
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 5.4012% 8/15/36 (d)(f)(g)	963,000	927,221
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (d)(f)(g)	12,090,272	11,853,295
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (d)(f)(g)	10,353,000	9,760,629
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (d)(f)(g)	13,201,000	12,286,935
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (d)(f)(g)	1,550,000	1,433,460
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (d)(f)(g)	1,277,000	1,170,321
Series 2011-GC5:
Class C, 5.299% 8/10/44 (d)(f)	505,077	388,681
Class D, 5.299% 8/10/44 (d)(f)	342,592	141,243
Class E, 5.299% 8/10/44 (c)(d)(f)	424,043	36,556
Class F, 4.5% 8/10/44 (c)(d)	733,782	2,574
Series 2012-GCJ9:
Class D, 4.6339% 11/10/45 (d)(f)	1,059,000	1,047,775
Class E, 4.6339% 11/10/45 (d)(f)	510,000	435,589
Series 2013-GC10 Class D, 4.5609% 2/10/46 (d)(f)	334,000	304,718
Series 2013-GC12 Class D, 4.5614% 6/10/46 (d)(f)	138,482	133,635
Series 2013-GC16:
Class C, 5.4881% 11/10/46 (f)	241,000	231,777
Class D, 5.4881% 11/10/46 (d)(f)	634,000	593,582
Class F, 3.5% 11/10/46 (d)	536,000	481,673
Series 2014-GC20 Class XA, 1.1766% 4/10/47 (f)(m)	35,514,300	326,863
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (f)(m)	9,115,059	250,800
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	386,000	298,400
Series 2016-GS4 Class C, 4.0792% 11/10/49 (f)	264,000	224,744
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	950,000	715,146
Series 2018-GS9 Class D, 3% 3/10/51 (d)	476,000	333,911
Series 2019-GC38 Class D, 3% 2/10/52 (d)	543,000	382,722
Series 2019-GC39 Class D, 3% 5/10/52 (d)	672,000	465,423
Series 2019-GC40 Class D, 3% 7/10/52 (d)	525,000	367,183
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	727,000	492,474
Class E, 2.8% 9/1/52 (d)	609,000	386,297
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	651,000	542,136
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	395,000	249,365
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	525,000	351,014
Class SWD, 3.3258% 12/13/39 (d)(f)	399,000	257,031
Series 2020-GC47 Class D, 3.5696% 5/12/53 (d)(f)	189,000	132,208
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 9.6386% 11/21/35 (d)(f)(g)	1,725,126	1,549,128
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)	1,881,000	1,609,235
Class F, 4.3333% 11/5/38 (d)(f)	1,113,000	940,470
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	399,000	374,383
Class F, 6.1552% 11/5/35 (d)	846,000	783,767
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	322,977	275,445
Class F, 4.101% 9/17/39 (d)	80,947	69,261
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)	483,000	342,532
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)	378,000	256,568
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 7.9863% 10/15/39 (d)(f)(g)	630,000	616,212
Class E, CME Term SOFR 1 Month Index + 5.940% 9.7343% 10/15/39 (d)(f)(g)	777,000	765,622
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	592,000	519,003
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 8.8254% 8/15/39 (d)(f)(g)	614,000	594,453
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (d)(f)(g)	17,389,000	17,214,689
J.P. Morgan Chase Commercial Mortgage Securities floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 7.9233% 8/15/39 (d)(f)(g)	934,000	926,970
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7761% 4/15/47 (f)(m)	3,401,684	19,326
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	106,000	77,834
Series 2014-C26 Class D, 4.0155% 1/15/48 (d)(f)	2,126,000	1,795,169
Series 2015-C30 Class XA, 0.5754% 7/15/48 (f)(m)	22,089,421	210,024
Series 2015-C32 Class C, 4.8052% 11/15/48 (f)	1,368,000	989,913
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5203% 12/15/49 (d)(f)	696,000	518,924
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1955% 12/15/49 (f)	343,000	284,468
Class D, 3.1955% 12/15/49 (d)(f)	681,000	489,907
Series 2017-C7 Class D, 3% 10/15/50 (d)	1,388,000	994,516
Series 2018-C8 Class D, 3.4712% 6/15/51 (d)(f)	223,000	151,273
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	315,000	211,037
Class E, 2.5% 11/13/52 (d)	609,000	379,992
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	399,000	236,232
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 6.035% 7/15/36 (d)(f)(g)	567,000	530,331
Class F, 1 month U.S. LIBOR + 3.000% 6.875% 7/15/36 (d)(f)(g)	189,000	173,464
Series 2011-C3:
Class E, 5.709% 2/15/46 (d)(f)	637,000	275,407
Class G, 4.409% 2/15/46 (d)(f)	202,000	16,029
Class H, 4.409% 2/15/46 (c)(d)(f)	453,000	43,678
Series 2012-CBX:
Class E, 4.8344% 6/15/45 (d)(f)	534,936	457,798
Class F, 4% 6/15/45 (c)(d)	615,000	231,788
Class G 4% 6/15/45 (d)	674,000	163,386
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	584,000	552,235
Class D, 4.3719% 4/15/46 (f)	907,000	752,727
Class F, 3.25% 4/15/46 (c)(d)(f)	1,014,000	205,234
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (c)(d)(f)	516,000	1,290
Class E, 3.9314% 6/10/27 (c)(d)(f)	830,000	2,069
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	409,000	329,988
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	4,763,000	4,448,281
Class CFX, 4.9498% 7/5/33 (d)	1,323,000	1,152,726
Class DFX, 5.3503% 7/5/33 (d)	2,354,000	2,029,455
Class EFX, 5.5423% 7/5/33 (d)(f)	2,783,000	2,373,209
Class XAFX, 1.2948% 7/5/33 (d)(f)(m)	19,961,000	75,443
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)	588,000	448,935
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	401,000	339,880
Class FFX, 4.6254% 1/16/37 (d)	642,000	526,479
Class GFX, 4.8445% 1/16/37 (d)(f)	252,000	202,961
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 5.873% 5/15/36 (d)(f)(g)	924,000	886,993
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 7.825% 8/15/38 (d)(f)(g)	1,105,014	975,467
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 9.7818% 3/15/39 (d)(f)(g)	519,750	490,932
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)	213,000	183,957
Class E, 4.8035% 2/10/36 (d)(f)	523,000	434,911
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (d)(f)(g)	33,586,000	32,575,824
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (d)(f)(g)	16,119,000	15,513,006
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (d)(f)(g)	9,032,000	8,669,812
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (d)(f)(g)	8,027,000	7,644,775
Class E, CME Term SOFR 1 Month Index + 3.240% 7.0343% 5/15/39 (d)(f)(g)	1,302,000	1,233,479
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (d)(f)(g)	21,552,603	20,714,664
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (d)(f)(g)	3,263,461	3,091,567
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (d)(f)(g)	2,053,425	1,934,968
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (d)(f)(g)	2,855,528	2,683,642
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (d)(f)(g)	2,494,778	2,338,354
Class F, 1 month U.S. LIBOR + 2.350% 6.225% 3/15/38 (d)(f)(g)	1,421,375	1,328,693
Class G, 1 month U.S. LIBOR + 2.950% 6.825% 3/15/38 (d)(f)(g)	3,679,257	3,430,130
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)	455,000	249,147
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 7.876% 11/15/38 (d)(f)(g)	1,079,000	987,080
Class G, 1 month U.S. LIBOR + 5.250% 9.126% 11/15/38 (d)(f)(g)	2,533,000	2,231,335
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 6.625% 7/15/38 (d)(f)(g)	189,000	172,892
Class J, 1 month U.S. LIBOR + 3.950% 7.825% 7/15/38 (d)(f)(g)	173,000	155,222
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)	399,000	280,024
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 6.476% 4/15/38 (d)(f)(g)	105,000	98,162
Class G, 1 month U.S. LIBOR + 3.200% 7.076% 4/15/38 (d)(f)(g)	2,520,000	2,310,917
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 6.275% 5/15/38 (d)(f)(g)	1,028,000	945,521
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.0535% 1/15/27 (d)(f)(g)	208,907	191,103
Class G, CME Term SOFR 1 Month Index + 3.950% 7.7518% 1/15/27 (d)(f)(g)	612,145	555,826
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)	263,000	175,120
Class E, 3.5926% 2/10/42 (d)(f)	194,000	121,903
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	327,381
Series 2012-C5 Class E, 4.7919% 8/15/45 (d)(f)	159,000	146,853
Series 2012-C6 Class D, 4.6472% 11/15/45 (d)(f)	811,000	748,499
Series 2012-C6, Class F, 4.6472% 11/15/45 (d)(f)	378,000	304,454
Series 2013-C12 Class D, 4.9148% 10/15/46 (d)(f)	713,000	637,434
Series 2013-C13:
Class D, 5.0587% 11/15/46 (d)(f)	970,000	887,090
Class E, 5.0587% 11/15/46 (d)(f)	435,919	373,170
Series 2013-C7 Class C, 4.1743% 2/15/46 (f)	175,000	173,363
Series 2013-C8 Class D, 4.2065% 12/15/48 (d)(f)	273,000	257,421
Series 2013-C9:
Class C, 4.1466% 5/15/46 (f)	502,000	483,228
Class D, 4.2346% 5/15/46 (d)(f)	938,000	856,602
Class E, 4.2346% 5/15/46 (d)(f)	402,000	356,811
Series 2014-C17 Class XA, 1.1844% 8/15/47 (f)(m)	32,986,424	335,795
Series 2015-C25 Class XA, 1.1949% 10/15/48 (f)(m)	14,666,079	297,239
Series 2016-C30:
Class C, 4.2323% 9/15/49 (f)	151,000	127,846
Class D, 3% 9/15/49 (d)	138,000	88,957
Series 2016-C31 Class C, 4.4082% 11/15/49 (f)	343,000	278,722
Series 2016-C32 Class C, 4.417% 12/15/49 (f)	236,000	196,653
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	520,000	388,601
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 4.825% 12/15/36 (d)(f)(g)	5,100,000	4,753,724
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	16,898,000	15,684,617
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	1,387	1,371
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)	634,621	596,176
Class F, 5.385% 6/15/44 (c)(d)(f)	407,000	262,165
Class XB, 0.4878% 6/15/44 (d)(f)(m)	1,487,182	5,906
Series 2011-C3:
Class C, 5.2525% 7/15/49 (d)(f)	79,745	78,433
Class D, 5.2525% 7/15/49 (d)(f)	1,176,000	1,129,207
Class E, 5.2525% 7/15/49 (c)(d)(f)	666,000	588,615
Class F, 5.2525% 7/15/49 (c)(d)(f)	182,000	121,303
Class G, 5.2525% 7/15/49 (c)(d)(f)	616,400	317,045
Series 2012-C4 Class D, 5.3359% 3/15/45 (d)(f)	126,391	116,910
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)	238,000	205,012
Class F, 4.4382% 9/9/32 (d)(f)	401,000	301,235
Series 2015-MS1:
Class C, 4.1581% 5/15/48 (f)	266,000	232,372
Class D, 4.1581% 5/15/48 (d)(f)	751,000	617,558
Series 2016-BNK2:
Class C, 3% 11/15/49 (c)(d)	798,000	593,343
Class D, 4.0182% 11/15/49 (f)	343,000	284,718
Series 2017-H1:
Class C, 4.281% 6/15/50	640,000	549,379
Class D, 2.546% 6/15/50 (d)	1,912,000	1,359,895
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,518,199
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)	730,000	524,248
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)	2,441,000	2,203,353
Class C, 3.283% 11/10/36 (d)(f)	2,343,000	2,040,250
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)	252,000	160,436
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	420,000	265,880
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	87,661
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 6.923% 10/15/37 (d)(f)(g)	443,228	415,524
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	170,000	117,597
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)	170,000	133,183
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 7.026% 11/15/34 (d)(f)(g)	138,000	129,528
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)	231,000	177,640
Class F, 4.2724% 5/15/39 (d)(f)	768,000	538,747
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)	399,000	346,797
Class AMZ3, 3.6167% 1/15/37 (d)(f)	189,000	162,844
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 6.875% 12/15/35 (d)(f)(g)	775,000	633,280
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.273% 10/15/36 (d)(f)(g)	359,821	329,163
Class J, 1 month U.S. LIBOR + 3.340% 7.221% 10/15/36 (d)(f)(g)	377,641	338,488
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 7.226% 7/15/38 (d)(f)(g)	553,000	495,670
Class NR, 1 month U.S. LIBOR + 6.000% 9.876% 7/15/38 (d)(f)(g)	157,000	139,302
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	1,705,000	1,259,637
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (d)(f)(g)	4,268,000	4,167,562
Class C, 1 month U.S. LIBOR + 2.350% 6.2886% 12/15/37 (d)(f)(g)	1,785,000	1,668,174
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (d)(f)(g)	853,710	847,363
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	105,911	108,706
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 7.525% 5/15/38 (d)(f)(g)	539,000	459,987
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)	747,000	527,512
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)	1,326,000	1,134,864
Class G, 3.8518% 3/15/37 (d)(f)	483,000	396,640
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	2,113,000	1,308,769
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 6.495% 1/15/39 (d)(f)(g)	1,154,000	1,055,651
Class F, CME Term SOFR 1 Month Index + 3.350% 7.145% 1/15/39 (d)(f)(g)	903,000	823,782
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (d)(f)	618,000	413,049
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (d)(f)(g)	4,281,000	4,021,887
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (d)(f)(g)	2,226,000	2,075,437
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.1408% 10/15/38 (d)(f)(g)	840,000	742,767
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (d)(f)(g)	15,989,000	15,277,725
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (d)(f)(g)	9,157,000	8,675,079
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (d)(f)(g)	5,687,000	5,359,204
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (d)(f)(g)	3,737,000	3,512,240
Class E, 1 month U.S. LIBOR + 2.020% 5.9021% 11/15/38 (d)(f)(g)	1,298,000	1,216,682
Class F, 1 month U.S. LIBOR + 2.620% 6.5002% 11/15/38 (d)(f)(g)	552,000	514,653
Class G, 1 month U.S. LIBOR + 2.970% 6.8491% 11/15/38 (d)(f)(g)	2,415,000	2,190,846
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 6.8425% 11/15/36 (d)(f)(g)	615,000	568,769
Class J, 1 month U.S. LIBOR + 3.910% 7.7905% 11/15/36 (d)(f)(g)	1,795,000	1,649,860
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 7.4911% 10/15/34 (d)(f)(g)	441,000	395,269
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 6.778% 11/15/36 (d)(f)(g)	1,281,000	1,174,911
Class F, 1 month U.S. LIBOR + 3.550% 7.426% 11/15/36 (d)(f)(g)	550,000	502,757
Class G, 1 month U.S. LIBOR + 4.200% 8.075% 11/15/36 (d)(f)(g)	294,000	268,865
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (d)(f)	104,000	66,024
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 6.23% 6/15/26 (d)(f)(g)	1,391,000	1,272,103
Class G, 1 month U.S. LIBOR + 3.850% 7.73% 6/15/26 (d)(f)(g)	252,000	231,926
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	1,407,000	1,327,702
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.6606% 5/10/45 (c)(d)(f)	75,137	68,374
Class E, 5% 5/10/45 (c)(d)(f)	325,000	126,750
Class F, 5% 5/10/45 (c)(d)(f)	418,000	21,659
Series 2017-C7 Class XA, 1.1862% 12/15/50 (f)(m)	27,292,091	970,433
Series 2018-C8 Class C, 4.8664% 2/15/51 (f)	189,000	163,390
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(f)	201,000	180,879
Series 2012-WRM Class E, 4.3793% 6/10/30 (c)(d)(f)	478,000	372,931
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 8.875% 7/15/39 (d)(f)(g)	168,000	152,941
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 7.775% 7/15/39 (d)(f)(g)	767,000	700,082
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	12,891,000	10,019,562
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	800,000	612,471
Class X, 0.5162% 10/10/42 (d)(f)(m)	19,300,000	524,645
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 8.4386% 1/18/37 (d)(f)(g)	2,478,000	2,285,768
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (d)(f)(g)	8,949,000	8,437,297
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 6.375% 2/15/40 (d)(f)(g)	197,258	173,826
Class E, 1 month U.S. LIBOR + 3.650% 7.525% 2/15/40 (d)(f)(g)	140,898	123,033
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	581,000	372,610
Series 2015-C31 Class XA, 1.1084% 11/15/48 (f)(m)	11,634,108	255,917
Series 2015-NXS4 Class D, 3.8415% 12/15/48 (f)	483,000	409,910
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	197,624
Class D, 3% 8/15/49 (d)	266,000	159,124
Series 2016-C34 Class XA, 2.2294% 6/15/49 (f)(m)	9,542,726	423,900
Series 2016-LC25 Class C, 4.4874% 12/15/59 (f)	328,000	282,923
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	733,000	554,839
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	326,000	235,706
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	191,372
Series 2018-C44 Class D, 3% 5/15/51 (d)	1,512,000	1,041,836
Series 2018-C46 Class XA, 1.1006% 8/15/51 (f)(m)	29,080,248	798,904
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,008,626
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	203,000	14,496
Series 2011-C3:
Class D, 5.4196% 3/15/44 (d)(f)	736,257	294,503
Class E, 5% 3/15/44 (c)(d)	409,000	2,045
Class F, 5% 3/15/44 (c)(d)	239,015	21
Series 2011-C4:
Class D, 4.9882% 6/15/44 (d)(f)	258,000	230,508
Class E, 4.9882% 6/15/44 (d)(f)	183,000	146,524
Series 2011-C5:
Class E, 5.7043% 11/15/44 (d)(f)	432,623	410,992
Class F, 5.25% 11/15/44 (d)(f)	733,000	667,088
Class G, 5.25% 11/15/44 (d)(f)	205,000	178,374
Series 2012-C7:
Class C, 4.806% 6/15/45 (c)(f)	559,854	398,896
Class E, 4.806% 6/15/45 (d)(f)	464,226	35,467
Series 2013-C11:
Class D, 4.4052% 3/15/45 (d)(f)	443,749	409,044
Class E, 4.4052% 3/15/45 (d)(f)	976,128	811,479
Series 2013-C13 Class D, 4.2887% 5/15/45 (d)(f)	321,000	308,787
Series 2013-C16 Class D, 5.148% 9/15/46 (d)(f)	115,000	103,439
Series 2013-UBS1 Class D, 5.1916% 3/15/46 (d)(f)	455,375	436,689
Series 2014-C21 Class XA, 1.1633% 8/15/47 (f)(m)	25,270,359	341,109
Series 2014-C24 Class XA, 0.9868% 11/15/47 (f)(m)	10,142,106	124,699
Series 2014-LC14 Class XA, 1.416% 3/15/47 (f)(m)	14,385,586	135,548
WFCM Series 2022-C62:
Class C, 4.4956% 4/15/55 (f)	1,077,000	793,367
Class D, 2.5% 4/15/55 (d)	756,000	431,658
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)	198,000	117,986
Class F, 3.7154% 11/10/36 (d)(f)	1,082,000	609,987
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	289,000	228,819
Class PR2, 3.6332% 6/5/35 (d)(f)	755,000	560,119
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $986,267,783)		911,311,784

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	10,015,000	12,350,202
7.35% 11/1/39	960,000	1,189,628
7.55% 4/1/39	6,805,000	8,744,687
Series 2010, 7.625% 3/1/40	3,670,000	4,703,957
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,065,000	5,573,588
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,398,636	2,397,897
5.1% 6/1/33	22,880,000	22,055,558
Series 2010-1, 6.63% 2/1/35	4,335,000	4,427,417
Series 2010-3:
6.725% 4/1/35	6,465,000	6,636,555
7.35% 7/1/35	2,753,214	2,922,718
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,838,000	16,036,338
TOTAL MUNICIPAL SECURITIES (Cost $91,022,697)		87,038,545

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		945,000	877,669
8.75% 4/14/32 (d)		430,000	384,313
9.375% 5/8/48 (d)		125,000	103,594
9.5% 11/12/25 (d)		2,040,000	2,078,250
Arab Republic of Egypt:
5.8% 9/30/27 (d)		540,000	444,825
7.0529% 1/15/32 (d)		210,000	155,505
7.5% 1/31/27 (d)		3,378,000	3,019,088
7.5% 2/16/61 (d)		605,000	384,175
7.6003% 3/1/29 (d)		560,000	457,800
7.903% 2/21/48 (d)		534,000	343,095
8.5% 1/31/47 (d)		904,000	601,160
8.7002% 3/1/49 (d)		930,000	620,775
Argentine Republic:
0.5% 7/9/30 (q)		11,215,675	2,966,546
1% 7/9/29		1,021,922	265,700
1.5% 7/9/35 (q)		4,793,814	1,162,500
3.5% 7/9/41 (q)		1,920,000	536,640
3.875% 1/9/38 (q)		4,159,773	1,257,811
Bahamian Republic 6% 11/21/28 (d)		525,000	388,763
Bahrain Kingdom 5.625% 5/18/34 (d)		310,000	264,275
Barbados Government 6.5% 10/1/29 (d)		965,000	894,012
Bermuda Government:
2.375% 8/20/30 (d)		280,000	229,303
3.375% 8/20/50 (d)		230,000	154,071
3.717% 1/25/27 (d)		1,185,000	1,119,677
4.75% 2/15/29 (d)		520,000	505,310
5% 7/15/32 (d)		390,000	375,448
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,338,616
7.125% 1/20/37		840,000	891,450
8.25% 1/20/34		1,976,000	2,244,366
Buenos Aires Province 5.25% 9/1/37 (d)(q)		775,000	247,661
Cameroon Republic 9.5% 11/19/25 (d)		740,000	716,320
Chilean Republic:
2.45% 1/31/31		1,895,000	1,602,223
2.75% 1/31/27		425,000	393,975
3.25% 9/21/71		250,000	159,000
3.5% 1/31/34		280,000	243,040
4% 1/31/52		245,000	193,550
4.34% 3/7/42		360,000	307,980
Colombian Republic:
3% 1/30/30		1,800,000	1,354,500
3.125% 4/15/31		785,000	580,900
3.25% 4/22/32		400,000	286,000
4.125% 5/15/51		325,000	191,425
5% 6/15/45		1,760,000	1,178,980
5.2% 5/15/49		900,000	605,250
6.125% 1/18/41		60,000	47,100
7.375% 9/18/37		205,000	189,625
8% 4/20/33		680,000	675,580
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	545,700
6.125% 2/19/31 (d)		300,000	290,250
7% 4/4/44 (d)		75,000	70,031
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		345,000	105,263
6.825% 7/18/26 (d)(e)		125,000	38,696
7.55% 3/28/30 (d)(e)		335,000	100,563
7.85% 3/14/29 (d)(e)		865,000	258,851
Dominican Republic:
4.5% 1/30/30 (d)		420,000	356,554
4.875% 9/23/32 (d)		1,460,000	1,208,880
5.875% 1/30/60 (d)		570,000	421,800
5.95% 1/25/27 (d)		1,164,000	1,131,845
6% 7/19/28 (d)		549,000	528,413
6.4% 6/5/49 (d)		230,000	186,271
6.5% 2/15/48 (d)		300,000	247,125
6.85% 1/27/45 (d)		1,012,000	880,314
6.875% 1/29/26 (d)		1,378,000	1,392,469
7.45% 4/30/44 (d)		401,000	373,381
Ecuador Republic:
2.5% 7/31/35 (d)(q)		1,350,000	587,925
5.5% 7/31/30 (d)(q)		2,115,000	1,280,633
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	42,938
7.1246% 1/20/50 (d)		405,000	146,306
7.625% 2/1/41 (d)		120,000	43,500
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,090,000	897,411
3% 9/15/51 (d)		1,015,000	717,986
3.125% 9/30/49 (d)		3,170,000	2,298,844
3.875% 4/16/50 (d)		9,890,000	8,207,464
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,350,000	940,191
5.25% 1/30/43 (Reg. S)		560,000	494,480
Gabonese Republic 7% 11/24/31 (d)		880,000	724,515
Georgia Republic 2.75% 4/22/26 (d)		890,000	792,545
German Federal Republic:
0% 2/15/32 (Reg. S)	EUR	3,370,000	2,945,029
0% 5/15/35 (Reg. S) (i)	EUR	7,075,000	5,776,875
Ghana Republic:
7.75% 4/7/29 (d)		810,000	295,296
8.627% 6/16/49 (d)		605,000	198,629
10.75% 10/14/30 (d)		525,000	359,625
Guatemalan Republic:
4.9% 6/1/30 (d)		325,000	305,561
5.375% 4/24/32 (d)		490,000	473,095
6.125% 6/1/50 (d)		335,000	306,693
Hungarian Republic:
2.125% 9/22/31 (d)		285,000	212,022
5.25% 6/16/29 (d)		610,000	585,714
5.5% 6/16/34 (d)		425,000	405,822
Indonesian Republic:
3.5% 2/14/50		515,000	385,606
3.85% 10/15/30		460,000	431,250
4.1% 4/24/28		705,000	689,138
4.2% 10/15/50		24,000,000	19,772,640
4.35% 1/11/48		655,000	555,185
4.4% 6/6/27 (d)		480,000	471,690
5.125% 1/15/45 (d)		1,660,000	1,577,183
5.25% 1/17/42 (d)		485,000	475,300
5.95% 1/8/46 (d)		560,000	585,900
6.75% 1/15/44 (d)		380,000	418,992
7.75% 1/17/38 (d)		1,317,000	1,582,046
8.5% 10/12/35 (d)		1,910,000	2,400,989
Islamic Republic of Pakistan:
6% 4/8/26 (d)		955,000	391,655
6.875% 12/5/27 (d)		180,000	71,120
8.25% 4/15/24 (d)		339,000	186,487
Israeli State:
3.375% 1/15/50		1,090,000	830,632
3.8% 5/13/60 (Reg. S)		515,000	402,782
Ivory Coast:
6.125% 6/15/33 (d)		1,680,000	1,484,700
6.375% 3/3/28 (d)		2,030,000	1,946,263
Jamaican Government:
6.75% 4/28/28		275,000	289,661
7.875% 7/28/45		250,000	273,875
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,230,000	1,185,259
7.375% 10/10/47 (d)		155,000	129,425
7.75% 1/15/28 (d)		445,000	455,569
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,240,000	999,750
3.25% 10/22/30 (d)		5,890,000	5,381,988
3.45% 2/2/61 (d)		1,055,000	755,182
3.625% 3/4/28 (d)		425,000	404,813
3.75% 1/21/55 (d)		975,000	754,406
4.5% 10/26/46 (d)		1,150,000	1,004,813
4.5% 4/22/60 (d)		4,190,000	3,681,963
4.625% 10/4/47 (d)		425,000	375,594
Korean Republic 1% 9/16/30		855,000	677,237
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	66,224
6.375% 12/31/49 (e)		977,000	58,288
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		400,000	156,000
5.1% 3/28/35(Reg. S) (e)		600,000	252,000
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,630,000	1,407,709
4% 12/15/50 (d)		200,000	137,100
5.5% 12/11/42 (d)		100,000	85,425
Panamanian Republic:
2.252% 9/29/32		580,000	437,284
3.298% 1/19/33		615,000	506,453
3.87% 7/23/60		1,055,000	702,103
4.5% 5/15/47		350,000	275,625
4.5% 4/16/50		1,090,000	839,845
6.4% 2/14/35		840,000	873,600
Peruvian Republic:
2.783% 1/23/31		3,110,000	2,627,950
3% 1/15/34		610,000	494,405
3.3% 3/11/41		700,000	522,200
Philippine Republic:
2.65% 12/10/45		665,000	445,623
2.95% 5/5/45		270,000	193,080
5.609% 4/13/33		520,000	546,707
5.95% 10/13/47		830,000	892,341
Polish Government 5.75% 11/16/32		725,000	763,019
Province of Santa Fe 7% 3/23/23 (d)		570,500	540,192
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,645,009	1,303,670
6.99% 6/1/27 (d)		640,167	412,828
Republic of Armenia 3.6% 2/2/31 (d)		560,000	428,155
Republic of Iraq 5.8% 1/15/28 (Reg. S)		374,000	334,800
Republic of Kenya:
6.3% 1/23/34 (d)		415,000	325,256
6.875% 6/24/24 (d)		600,000	553,500
7% 5/22/27 (d)		485,000	433,469
Republic of Nigeria:
6.125% 9/28/28 (d)		1,095,000	841,781
6.375% 7/12/23 (d)		235,000	231,475
6.5% 11/28/27 (d)		315,000	250,031
7.143% 2/23/30 (d)		920,000	709,550
7.625% 11/21/25 (d)		1,040,000	956,800
7.696% 2/23/38 (d)		480,000	333,600
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	253,260
4.95% 4/28/31 (d)		1,050,000	1,009,838
5.4% 3/30/50 (d)		330,000	277,468
Republic of Senegal 6.25% 5/23/33 (d)		590,000	491,286
Republic of Serbia 2.125% 12/1/30 (d)		1,200,000	879,225
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	321,012
3.9% 10/19/31 (d)		565,000	454,754
4.75% 2/20/24 (d)		315,000	306,200
Republic of Zambia 8.97% 7/30/27 (d)		620,000	282,100
Romanian Republic:
3% 2/27/27 (d)		652,000	585,496
3% 2/14/31 (d)		1,222,000	973,629
3.625% 3/27/32 (d)		652,000	526,409
4% 2/14/51 (d)		335,000	222,524
Rwanda Republic 5.5% 8/9/31 (d)		1,085,000	796,661
South African Republic:
4.85% 9/27/27		480,000	456,990
4.85% 9/30/29		335,000	302,714
5% 10/12/46		670,000	478,757
5.75% 9/30/49		765,000	581,400
5.875% 4/20/32		480,000	440,400
State of Qatar:
3.75% 4/16/30 (d)		3,631,000	3,485,760
4% 3/14/29 (d)		775,000	757,563
4.4% 4/16/50 (d)		17,470,000	15,875,863
4.625% 6/2/46 (d)		960,000	897,600
4.817% 3/14/49 (d)		975,000	940,875
5.103% 4/23/48 (d)		1,090,000	1,090,000
9.75% 6/15/30 (d)		413,000	551,355
Sultanate of Oman:
4.75% 6/15/26 (d)		385,000	369,600
5.375% 3/8/27 (d)		170,000	165,538
5.625% 1/17/28 (d)		2,470,000	2,417,513
6% 8/1/29 (d)		720,000	711,000
6.25% 1/25/31 (d)		520,000	518,050
6.5% 3/8/47 (d)		300,000	267,750
6.75% 1/17/48 (d)		1,661,000	1,521,891
Turkish Republic:
4.25% 3/13/25		1,510,000	1,408,075
4.25% 4/14/26		1,685,000	1,491,225
4.75% 1/26/26		1,500,000	1,357,500
4.875% 10/9/26		1,395,000	1,241,550
4.875% 4/16/43		1,500,000	975,000
5.125% 2/17/28		755,000	649,300
5.75% 5/11/47		542,000	368,560
6% 3/25/27		235,000	215,025
6% 1/14/41		490,000	356,475
6.125% 10/24/28		510,000	451,350
6.35% 8/10/24		245,000	243,898
6.375% 10/14/25		220,000	210,100
9.875% 1/15/28		570,000	594,681
Ukraine Government:
0% 8/1/41 (d)(f)		530,000	155,621
6.876% 5/21/31 (d)		245,000	51,037
7.253% 3/15/35 (d)		1,495,000	310,026
7.375% 9/25/34 (d)		420,000	88,541
7.75% 9/1/24 (d)		955,000	259,521
7.75% 9/1/25 (d)		1,640,000	408,770
7.75% 9/1/26 (d)		2,420,000	544,198
7.75% 9/1/28 (d)		820,000	191,470
7.75% 9/1/29 (d)		170,000	39,929
United Arab Emirates 4.05% 7/7/32 (d)		615,000	600,394
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	4,355,000	5,087,395
2.25% 9/7/23	GBP	10,645,000	12,713,116
United Mexican States:
2.659% 5/24/31		665,000	551,618
3.25% 4/16/30		1,145,000	1,021,913
3.5% 2/12/34		1,095,000	912,683
3.75% 1/11/28		820,000	785,150
3.75% 4/19/71		1,230,000	821,025
4.5% 4/22/29		485,000	471,905
4.875% 5/19/33		560,000	528,360
5.75% 10/12/2110		1,520,000	1,315,085
6.05% 1/11/40		980,000	982,634
Uruguay Republic 5.1% 6/18/50		1,230,000	1,223,850
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	398,038
11.95% 8/5/31 (Reg. S) (e)		938,300	82,070
12.75% 12/31/49 (e)		199,600	13,972
Vietnamese Socialist Republic 5.5% 3/12/28		1,988,667	1,926,894
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $257,892,844)			221,438,967

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,294,798)	15,300,000	15,089,778

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (c)(r)	149,986	2
Media - 0.0%
Altice U.S.A., Inc. Class A (r)	75,200	342,912
TOTAL COMMUNICATION SERVICES		342,914
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (r)	49,200	2,499,852
CEC Entertainment, Inc. (c)(r)	40,185	779,753
		3,279,605
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(r)	295	0
TOTAL CONSUMER DISCRETIONARY		3,279,605
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(r)	55,600	1
Jonah Energy Parent LLC (c)(r)	36,493	2,283,367
		2,283,368
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	81,331	3,690,801
California Resources Corp. warrants 10/27/24 (r)	3,601	48,073
Chesapeake Energy Corp.	55,352	5,728,932
Chesapeake Energy Corp. (b)(r)	351	36,329
Denbury, Inc. (r)	15,462	1,387,869
EP Energy Corp. (c)(r)	3,729	31,212
EQT Corp.	62,000	2,629,420
Mesquite Energy, Inc. (c)(r)	66,231	4,096,411
		17,649,047
TOTAL ENERGY		19,932,415
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	5,205	520,500
Lime Tree Bay Ltd. (c)	464	15,651
		536,151
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(r)	47,366	319,247
TNT Crane & Rigging LLC warrants 10/31/25 (c)(r)	2,081	708
		319,955
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(r)	163,660	163,660
TOTAL COMMON STOCKS (Cost $12,697,555)		24,574,700

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	279,728

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	2,980	1,788,000

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	37,320	807,605
Arbor Realty Trust, Inc. Series F, 6.25% (f)	22,800	453,492
Dynex Capital, Inc. Series C 6.90% (f)	11,400	247,266
Franklin BSP Realty Trust, Inc. 7.50%	18,900	355,131
MFA Financial, Inc. Series B, 7.50%	13,700	269,753
		2,133,247
TOTAL FINANCIALS		3,921,247

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	7,865
Series C, 6.50%	14,300	160,875
DiamondRock Hospitality Co. 8.25%	7,100	175,370
iStar Financial, Inc. Series G, 7.65%	19,500	479,895
National Storage Affiliates Trust Series A, 6.00%	6,925	158,340
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	374,787
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	229,704
		1,586,836
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	238,802
Series I, 7.15%	17,100	322,677
		561,479
TOTAL REAL ESTATE		2,148,315

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,069,562
TOTAL PREFERRED STOCKS (Cost $5,566,378)		6,349,290

Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1231% 11/30/27 (f)(g)(s)	697,432	679,997
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.26% 12/12/26 (f)(g)(s)	1,031,397	1,017,215
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3125% 10/2/27 (f)(g)(s)	888,936	776,334
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (f)(g)(s)	7,513,895	7,200,189
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 3/1/27 (f)(g)(s)	1,530,621	1,454,565
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (f)(g)(s)	2,453,946	2,391,370
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (f)(g)(s)	2,210,000	1,762,475
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (f)(g)(s)	3,705,119	3,098,888
3 month U.S. LIBOR + 8.250% 12.6647% 11/1/25 (f)(g)(s)	2,659,000	1,958,247
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.0039% 9/21/27 (f)(g)(s)	2,466,115	2,249,097
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 3/9/27 (f)(g)(s)	7,691,809	5,780,241
		28,368,618
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.2032% 2/10/27 (f)(g)(s)	4,971,824	4,115,725
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.5714% 9/1/27 (f)(g)(s)	698,250	617,951
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.5714% 9/1/27 (f)(g)(s)	2,850,000	2,519,885
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 13.8947% 9/9/23 (f)(g)(s)	1,860,065	1,791,484
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(s)	2,860,397	608,721
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(s)	487,491	101,520
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 3/11/28 (f)(g)(s)	1,542,540	1,501,570
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.375% 8/5/28 (c)(f)(g)(s)	1,978,973	1,830,550
		13,087,406
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.284% 10/28/27 (f)(g)(s)	5,000,382	4,011,557
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.8291% 1/31/26 (f)(g)(s)	1,409,646	1,374,405
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.83% 2/1/27 (f)(g)(s)	8,570,673	8,348,778
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.1231% 1/31/28 (f)(g)(s)	4,180,000	4,045,195
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.3731% 4/15/27 (f)(g)(s)	2,552,813	2,387,952
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.1231% 1/15/26 (f)(g)(s)	1,408,497	1,340,270
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.8939% 5/25/26 (f)(g)(s)	2,429,077	2,286,976
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1439% 8/24/26 (f)(g)(s)	8,477,530	1,340,552
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.0714% 8/2/27 (f)(g)(s)	2,074,522	1,983,990
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.844% 12/1/28 (f)(g)(s)	4,050,272	3,503,485
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 6.5436% 11/17/24 (f)(g)(s)	855,669	630,876
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7677% 12/1/28 (f)(g)(s)	1,037,163	1,008,080
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.6231% 9/25/28 (f)(g)(s)	950,000	931,000
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 1/28/29 (f)(g)(s)	1,263,650	1,220,218
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 6.1231% 7/17/25 (f)(g)(s)	2,324,042	2,221,784
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 9/19/26 (f)(g)(s)	2,489,159	2,466,856
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.1647% 7/31/25 (f)(g)(s)	4,367,673	4,182,047
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 7.7666% 1/31/26 (f)(g)(s)	6,283,230	6,008,339
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (f)(g)(s)	1,876,332	1,807,527
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.019% 8/29/25 (f)(g)(s)	235,231	231,114
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/7/28 (f)(g)(s)	1,069,450	1,037,752
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.58% 9/30/26 (f)(g)(s)	1,285,250	1,226,617
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 8/14/26 (f)(g)(s)	1,636,183	1,623,404
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (f)(g)(s)	673,313	663,213
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.0039% 3/24/26 (f)(g)(s)	2,320,616	2,277,104
1 month U.S. LIBOR + 3.250% 7.3214% 1/31/29 (f)(g)(s)	3,790,950	3,680,368
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.3731% 1/31/28 (f)(g)(s)	2,000,000	1,947,180
		63,786,639
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.5177% 4/27/27 (f)(g)(s)	1,552,226	1,512,458
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (f)(g)(s)	14,058,351	13,562,794
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 5.83% 4/11/25 (f)(g)(s)	1,085,647	1,078,047
		16,153,299
TOTAL COMMUNICATION SERVICES		121,395,962
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.5787% 3/5/28 (f)(g)(s)	1,586,378	1,416,842
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 3/16/29 (f)(g)(s)	810,925	795,380
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 4/30/26 (f)(g)(s)	1,868,801	1,836,490
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (f)(g)(s)	1,901,138	1,858,362
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6963% 12/22/28 (f)(g)(s)	999,975	899,978
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 12/17/28 (f)(g)(s)	1,533,413	1,236,958
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4849% 1/26/29 (f)(g)(s)	1,009,925	747,345
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 7/28/28 (f)(g)(s)	730,750	680,328
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 1/29/28 (f)(g)(s)	1,546,450	1,303,657
		10,775,340
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 5/23/27 (f)(g)(s)	682,715	661,380
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.3884% 6/3/28 (f)(g)(s)	3,973,180	3,580,829
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.1607% 3/1/25 (f)(g)(s)	1,853,103	1,825,769
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.125% 2/1/26 (f)(g)(s)	305,990	302,930
		6,370,908
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 7.7539% 6/11/26 (f)(g)(s)	2,333,380	2,264,102
CME Term SOFR 1 Month Index + 4.620% 8.4537% 6/11/26 (f)(g)(s)	1,263,650	1,224,843
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 6/11/26 (f)(g)(s)	203,463	196,850
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 1/6/28 (f)(g)(s)	655,024	594,978
		4,280,773
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0161% 8/12/28 (f)(g)(s)	1,478,666	1,458,335
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (f)(g)(s)	3,774,516	3,712,387
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.3214% 8/22/25 (f)(g)(s)	363,000	348,349
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 2/21/25 (f)(g)(s)	2,601,138	2,488,561
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.6092% 10/1/28 (f)(g)(s)	679,863	661,166
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 12.9559% 3/13/25 (c)(f)(g)(s)	1,104,575	1,065,915
3 month U.S. LIBOR + 3.250% 7.5859% 3/13/25 (f)(g)(s)	1,014,410	944,041
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7372% 3/10/29 (f)(g)(s)	1,154,200	1,109,475
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/12/28 (f)(g)(s)	1,101,675	1,083,497
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 4/3/28 (f)(g)(s)	2,024,375	1,279,688
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(s)	13,355,908	11,914,539
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.9241% 7/30/25 (f)(g)(s)	598,093	582,070
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.18% 5/3/28 (f)(g)(s)	1,154,012	962,157
		27,610,180
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.8939% 2/7/29 (f)(g)(s)	2,648,363	2,416,631
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/17/28 (f)(g)(s)	2,377,331	2,341,671
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 3/11/25 (f)(g)(s)	1,446,000	1,421,895
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 1/15/27 (f)(g)(s)	1,314,825	1,285,518
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/24/28 (f)(g)(s)	975,100	955,598
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1286% 10/1/28 (f)(g)(s)	3,285,175	3,118,649
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.9036% 9/9/26 (f)(g)(s)	1,613,416	1,579,809
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8999% 11/19/26 (f)(g)(s)	1,701,875	1,667,838
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/20/25 (f)(g)(s)	6,213,434	6,165,031
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.8214% 12/22/24 (f)(g)(s)	8,595,010	8,529,774
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (f)(g)(s)	1,863,684	1,789,715
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(s)	4,498,787	4,215,724
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.08% 3/17/28 (f)(g)(s)	985,000	967,763
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4567% 7/21/28 (f)(g)(s)	10,553,782	9,894,171
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.1875% 6/29/29 (f)(g)(s)	1,062,338	1,052,511
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/15/30 (g)(s)(t)	3,785,000	3,764,902
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 10.6741% 9/8/24 (f)(g)(s)	455,000	288,202
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 3/8/24 (f)(g)(s)	1,962,629	1,452,345
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0865% 1/27/29 (f)(g)(s)	15,877,884	15,120,032
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.0427% 7/4/28 (f)(g)(s)	1,980,000	1,964,041
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/22/28 (f)(g)(s)	565,725	534,610
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.7539% 11/30/23 (f)(g)(s)	2,734,914	2,729,799
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 11/30/29 (g)(s)(t)	445,000	444,168
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.05% 10/20/24 (f)(g)(s)	3,665,371	3,628,717
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.5056% 10/31/29 (f)(g)(s)	1,260,000	1,245,195
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.1741% 3/16/27 (f)(g)(s)	1,086,250	1,069,283
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.88% 8/27/28 (f)(g)(s)	697,950	687,481
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 8/2/28 (f)(g)(s)	7,582,405	7,501,880
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.7661% 6/21/26 (f)(g)(s)	1,646,634	1,633,296
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 4/26/28 (f)(g)(s)	1,044,698	1,000,957
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.125% 5/12/28 (f)(g)(s)	1,876,250	1,764,069
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 8/31/25 (f)(g)(s)	1,050,985	1,036,009
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 11.86% 6/23/26 (f)(g)(s)	918,375	794,394
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.3148% 10/20/28 (f)(g)(s)	1,159,221	1,088,705
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 5/29/26 (f)(g)(s)	1,484,314	1,463,904
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.5696% 3/1/26 (f)(g)(s)	1,828,870	1,597,207
Playa Resorts Holding BV:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 11/22/28 (g)(s)(t)	1,385,000	1,343,021
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.82% 4/27/24 (f)(g)(s)	153,836	153,484
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.1741% 5/10/26 (f)(g)(s)	448,029	341,622
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.8032% 4/1/29 (f)(g)(s)	860,675	844,537
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 6.08% 5/11/24 (f)(g)(s)	306,320	305,171
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.8958% 4/7/29 (f)(g)(s)	3,172,050	3,106,230
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (f)(g)(s)	3,585,000	3,419,194
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.125% 8/25/28 (f)(g)(s)	1,089,000	1,066,545
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.8919% 7/16/26 (f)(g)(s)	2,842,023	2,803,343
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.33% 2/7/27 (f)(g)(s)	4,209,196	4,109,228
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 5.170% 12.4241% 2/28/25 (f)(g)(s)	2,030,358	2,016,978
3 month U.S. LIBOR + 6.750% 10.4241% 5/30/26 (f)(g)(s)	2,174,171	1,461,043
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 12/30/26 (f)(g)(s)	4,265,236	3,614,787
2LN, term loan 3 month U.S. LIBOR + 8.500% 12.1741% 12/30/27 (f)(g)(s)	300,000	273,375
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.1741% 12/30/26 (c)(f)(g)(s)	436,100	407,754
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/21/28 (f)(g)(s)	4,786,599	4,546,503
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 5.8214% 5/30/25 (f)(g)(s)	753,977	750,071
		128,774,380
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.4327% 9/24/28 (f)(g)(s)	1,316,700	1,111,295
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.5439% 7/30/28 (f)(g)(s)	1,987,262	1,884,581
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (f)(g)(s)	925,350	647,745
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 6/29/28 (f)(g)(s)	687,300	550,101
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2679% 6/29/28 (f)(g)(s)(u)	90,625	72,534
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/30/27 (f)(g)(s)	1,145,116	957,317
		5,223,573
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (f)(g)(s)	41,637,833	39,961,911
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.239% 11/8/27 (f)(g)(s)	1,723,750	1,665,849
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5039% 10/19/27 (f)(g)(s)	3,282,386	3,110,750
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 11/8/24 (f)(g)(s)	1,878,080	1,856,951
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 12/17/26 (f)(g)(s)	8,184,740	7,591,346
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (f)(g)(s)	1,901,057	1,893,339
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (f)(g)(s)	4,228,205	4,217,635
		60,297,781
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.9904% 12/14/26 (c)(f)(g)(s)	1,450,000	1,341,250
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 8.5714% 12/21/25 (f)(g)(s)	965,000	655,515
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 5/12/28 (f)(g)(s)	1,477,500	1,446,103
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.5714% 1/4/26 (f)(g)(s)	1,820,452	1,815,336
		5,258,204
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8.6875% 3/10/26 (f)(g)(s)	1,722,069	1,655,339
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5177% 11/6/27 (f)(g)(s)	3,007,747	2,976,737
Adient U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 4/8/28 (f)(g)(s)	701,125	691,485
At Home Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7429% 7/24/28 (f)(g)(s)	910,800	721,354
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (f)(g)(s)	457,700	434,815
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.8786% 4/1/28 (f)(g)(s)	1,987,375	1,491,783
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.0769% 7/7/28 (f)(g)(s)	873,938	589,908
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (f)(g)(s)	4,894,340	4,200,225
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (f)(g)(s)	2,830,321	2,132,958
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.2139% 6/30/27 (f)(g)(s)	1,206,139	1,082,510
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (f)(g)(s)	1,108,125	1,072,576
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 10/20/28 (f)(g)(s)	1,687,950	1,586,673
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 10/20/28 (f)(g)(s)	4,125,000	3,889,091
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7606% 2/8/28 (f)(g)(s)	1,728,090	1,563,922
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3214% 4/14/28 (f)(g)(s)	3,565,957	3,308,923
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3941% 8/2/28 (f)(g)(s)	2,504,178	2,444,704
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.3153% 12/21/27 (f)(g)(s)	1,466,207	1,378,235
		29,565,899
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1419% 10/7/27 (f)(g)(s)	815,506	792,060
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6511% 2/17/29 (f)(g)(s)	7,330,962	7,065,215
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/25/25 (f)(g)(s)	1,260,174	1,244,422
		9,101,697
TOTAL CONSUMER DISCRETIONARY		288,914,074
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (f)(g)(s)	3,600,975	3,384,917
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6532% 1/24/30 (f)(g)(s)	700,000	608,125
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (f)(g)(s)	5,201,030	4,784,948
		8,777,990
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 11.5039% 10/1/26 (f)(g)(s)	98,000	77,175
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.5039% 10/1/25 (f)(g)(s)	278,163	234,352
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.8786% 2/3/24 (f)(g)(s)	886,425	885,955
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 8/1/29 (f)(g)(s)	990,000	975,566
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 1/29/27 (f)(g)(s)	1,671,525	1,622,566
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 10/22/25 (f)(g)(s)	319,343	317,248
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 9.9147% 11/20/25 (f)(g)(s)	2,414,612	1,741,539
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 9/23/27 (f)(g)(s)	2,193,850	2,083,060
United Natural Foods, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.4509% 10/22/25 (f)(g)(s)	418,750	416,334
		8,353,795
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 10/23/27 (f)(g)(s)	1,722,815	1,670,063
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.2606% 5/16/29 (f)(g)(s)	3,115,000	3,015,071
		4,685,134
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1631% 9/29/28 (f)(g)(s)	1,533,413	1,478,915
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.25% 12/16/27 (f)(g)(s)	1,197,275	1,171,330
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (f)(g)(s)	3,535,666	3,349,690
Resideo Funding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.723% 2/12/28 (f)(g)(s)	930,825	910,468
		6,910,403
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 5/17/28 (f)(g)(s)	1,970,100	1,652,421
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/21/25 (f)(g)(s)	2,447,516	2,354,706
		4,007,127
TOTAL CONSUMER STAPLES		32,734,449
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.9386% 5/21/25 (f)(g)(s)	1,083,802	1,076,573
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8949% 11/14/26 (f)(g)(s)	1,583,929	1,532,452
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.0532% 10/31/26 (f)(g)(s)	1,290,198	1,270,845
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 3/17/28 (f)(g)(s)	938,125	912,327
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 3/28/24 (f)(g)(s)	3,625,554	3,623,742
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 6/4/28 (f)(g)(s)	8,532,000	8,410,419
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6865% 11/10/29 (f)(g)(s)	3,095,000	2,966,031
EG America LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 7.9241% 3/10/26 (f)(g)(s)	1,133,632	1,035,618
3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(s)	6,518,045	5,940,611
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(s)	2,134,963	1,945,827
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 9/29/28 (f)(g)(s)	4,543,670	4,502,005
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.0039% 7/18/25 (f)(g)(s)	2,747,646	2,676,895
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8148% 2/15/24 (f)(g)(s)	2,667,241	1,851,839
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(s)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(s)	528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (f)(g)(s)	1,091,250	1,045,265
		37,713,876
TOTAL ENERGY		38,790,449
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	1,128,100	1,083,213
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	1,072,672	1,028,960
CME Term SOFR 1 Month Index + 4.250% 2/13/27 (g)(s)(t)	1,595,000	1,564,105
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 1/27/27 (f)(g)(s)	663,300	638,015
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.3432% 2/27/28 (f)(g)(s)	2,856,500	2,810,082
CME Term SOFR 1 Month Index + 3.000% 6.8432% 2/2/28 (f)(g)(s)	1,070,000	1,061,312
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.3214% 9/21/28 (f)(g)(s)	859,505	844,893
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 4/9/27 (f)(g)(s)	1,032,703	974,428
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 6.375% 8/3/25 (c)(f)(g)(s)	1,072,077	1,058,676
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.2776% 4/21/28 (f)(g)(s)	2,203,596	2,054,853
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/1/28 (f)(g)(s)	1,664,925	1,623,302
		14,741,839
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 20.3269% 9/16/25 (c)(f)(s)	73,404	73,404
Agellan Portfolio 9% 8/7/25 (c)(f)(s)	239,000	239,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 6/27/25 (f)(g)(s)	594,253	590,913
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.5865% 6/24/28 (f)(g)(s)	740,973	717,951
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6/30/28 (g)(s)(t)	2,280,000	2,241,536
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 9/24/27 (f)(g)(s)	1,051,315	944,869
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4375% 9/1/27 (c)(f)(g)(s)	1,216,544	1,201,338
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.9365% 2/18/29 (f)(g)(s)	2,736,250	2,206,102
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 8.7943% 1/9/24 (c)(f)(g)(s)	3,692,270	3,507,657
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 11/5/29 (f)(g)(s)	795,000	736,703
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/8/26 (f)(g)(s)	1,563,074	1,495,080
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 8.3085% 1/21/27 (c)(f)(g)(s)	2,258,104	2,258,104
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 11/16/26 (f)(g)(s)	1,545,737	1,502,951
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 12/1/28 (f)(g)(s)	1,665,357	1,635,797
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.11% 4/29/26 (f)(g)(s)	1,239,498	1,216,951
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 12.3753% 11/15/23 (c)(f)(g)(s)	3,069,200	2,946,432
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.3636% 2/9/27 (f)(g)(s)	1,880,288	1,793,324
		25,308,112
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/13/27 (f)(g)(s)	5,418,469	5,063,343
1 month U.S. LIBOR + 4.250% 8.3214% 2/15/27 (f)(g)(s)	2,614,429	2,506,584
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (f)(g)(s)	3,240,000	3,207,600
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/10/25 (f)(g)(s)	1,877,564	1,839,712
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 5/9/25 (f)(g)(s)	725,625	710,205
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4386% 11/12/27 (f)(g)(s)	1,856,250	1,799,412
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 2/19/28 (f)(g)(s)	2,889,806	2,827,415
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/25 (c)(g)(s)(t)	815,000	774,250
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.6532% 8/17/28 (f)(g)(s)	2,783,329	2,434,244
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 11/3/24 (f)(g)(s)	6,085,116	5,825,221
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/31/28 (f)(g)(s)	8,625,000	6,632,625
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/20/29 (f)(g)(s)	1,925,000	1,474,223
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/23/26 (f)(g)(s)	7,638,739	6,671,140
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/31/27 (f)(g)(s)	2,038,950	1,763,182
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.5268% 4/25/25 (f)(g)(s)	4,036,700	3,967,228
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (f)(g)(s)	1,020,000	1,003,425
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (f)(g)(s)	9,641,125	9,451,098
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.1865% 9/1/27 (f)(g)(s)	1,897,991	1,883,282
USI, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.9241% 12/2/26 (f)(g)(s)	729,396	716,763
CME Term SOFR 1 Month Index + 3.750% 11/16/29 (g)(s)(t)	825,000	810,711
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.4241% 5/16/24 (f)(g)(s)	3,779,011	3,768,392
		65,130,055
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.4365% 12/16/28 (c)(f)(g)(s)	1,296,780	1,274,086
TOTAL FINANCIALS		106,454,092
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 11/6/27 (f)(g)(s)	2,908,028	2,883,310
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 6.5532% 3/31/29 (f)(g)(s)	995,000	955,827
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.0067% 1/6/29 (f)(g)(s)	1,208,925	1,160,568
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/4/28 (f)(g)(s)	3,912,586	3,841,689
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.955% 10/19/27 (f)(g)(s)	2,748,444	2,696,911
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 10/23/28 (f)(g)(s)	2,676,550	2,539,002
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.1741% 11/30/27 (f)(g)(s)	1,250,950	1,203,514
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 3/31/27 (f)(g)(s)	1,560,799	1,368,493
		16,649,314
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9532% 2/2/29 (f)(g)(s)	1,660,838	1,402,577
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/23/28 (f)(g)(s)	1,251,066	1,216,136
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.0458% 2/12/28 (f)(g)(s)	890,000	842,536
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8236% 12/13/26 (f)(g)(s)	3,687,575	3,457,102
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 11/1/28 (f)(g)(s)	1,223,850	1,186,266
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (f)(g)(s)	15,330,468	14,931,875
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8125% 3/15/28 (f)(g)(s)	1,408,550	1,392,704
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(s)	4,609,442	4,583,767
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 8/31/26 (f)(g)(s)	1,297,191	1,100,342
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.3214% 8/30/27 (f)(g)(s)	485,000	361,325
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4658% 3/2/28 (f)(g)(s)	584,146	412,635
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (f)(g)(s)	5,925,225	5,690,468
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 8.7349% 6/20/26 (f)(g)(s)	1,333,125	986,513
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.63% 8/31/26 (f)(g)(s)	1,787,493	1,751,743
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 11.2677% 10/1/29 (c)(f)(g)(s)	285,000	262,200
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0177% 10/1/28 (f)(g)(s)	3,281,875	3,135,733
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0648% 11/20/26 (f)(g)(s)	3,126,590	2,821,747
		45,535,669
Health Care Technology - 0.2%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (f)(g)(s)	18,756,036	17,086,749
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(s)(u)	3,186,957	2,903,317
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/25/26 (f)(g)(s)	809,739	747,997
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 12/1/27 (f)(g)(s)	1,576,000	1,493,260
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (f)(g)(s)	788,000	774,210
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 4/6/28 (f)(g)(s)	2,644,789	2,243,654
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 9/30/26 (f)(g)(s)	2,768,842	2,731,767
		27,980,954
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(s)	1,148,445	1,142,048
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5177% 8/1/27 (f)(g)(s)	4,941,818	4,775,822
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/5/28 (f)(g)(s)	5,578,109	5,529,300
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (f)(g)(s)	4,432,605	4,383,846
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.6865% 4/20/29 (f)(g)(s)	882,788	868,442
		15,557,410
TOTAL HEALTH CARE		106,865,395
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.42% 12/31/27 (f)(g)(s)	927,785	902,967
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 6/9/29 (f)(g)(s)	1,271,813	1,222,326
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 5/30/25 (f)(g)(s)	725,301	714,472
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (f)(g)(s)	9,645,741	9,491,988
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 8/22/24 (f)(g)(s)	1,377,001	1,370,240
		13,701,993
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 4/8/26 (f)(g)(s)	1,023,054	981,917
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 4/4/26 (f)(g)(s)	550,029	527,912
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 11/23/28 (f)(g)(s)	1,915,375	1,759,272
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 3/24/28 (f)(g)(s)	950,225	897,963
		4,167,064
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (f)(g)(s)	5,395,000	5,357,451
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (f)(g)(s)	1,401,488	1,383,969
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.7771% 7/2/27 (f)(g)(s)	2,911,750	2,991,823
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (f)(g)(s)	3,020,000	3,060,015
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (f)(g)(s)	4,910,225	4,841,826
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.9386% 12/11/26 (f)(g)(s)	650,221	582,110
		18,217,194
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(s)	3,415,612	2,472,664
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.5714% 10/1/26 (f)(g)(s)	1,240,993	1,227,342
1 month U.S. LIBOR + 2.750% 6.8214% 1/3/29 (f)(g)(s)	2,564,482	2,535,632
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.451% 12/22/28 (f)(g)(s)	876,354	808,708
Foley Products Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.4532% 12/29/28 (f)(g)(s)	1,387,902	1,315,912
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0072% 1/24/29 (f)(g)(s)	1,918,900	1,881,731
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (f)(g)(s)	9,216,900	8,023,680
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.5787% 2/28/27 (f)(g)(s)	1,647,750	1,630,762
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (f)(g)(s)	3,505,000	3,224,600
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.2661% 10/15/28 (f)(g)(s)	721,375	635,935
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (f)(g)(s)	987,090	975,373
		24,732,339
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/27/24 (f)(g)(s)	2,825,000	2,797,937
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.1865% 12/20/29 (f)(g)(s)	880,000	809,600
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (f)(g)(s)	5,860,312	5,657,663
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 9.7661% 3/19/26 (f)(g)(s)	1,748,250	1,564,684
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (f)(g)(s)	595,500	577,635
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (f)(g)(s)	1,146,338	1,109,082
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 5/14/28 (f)(g)(s)	3,930,839	3,710,634
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.7365% 7/9/28 (f)(g)(s)	1,714,650	1,632,930
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.6441% 10/15/26 (f)(g)(s)	1,536,318	1,391,904
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (f)(g)(s)	11,528,865	10,141,251
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/17/28 (f)(g)(s)	496,912	436,040
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.7539% 10/8/28 (f)(g)(s)	511,138	508,265
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9942% 5/3/29 (f)(g)(s)	1,401,488	1,361,195
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(s)	1,462,546	1,432,081
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(s)	110,105	107,811
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 7/12/28 (f)(g)(s)	676,293	668,123
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9442% 8/1/26 (f)(g)(s)	1,671,109	1,619,589
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 10/21/28 (f)(g)(s)	994,975	968,359
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.7539% 3/29/25 (f)(g)(s)	2,041,257	2,012,434
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.5382% 6/30/28 (f)(g)(s)	641,759	603,253
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.1958% 6/16/26 (f)(g)(s)	1,088,838	784,649
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (f)(g)(s)	1,132,808	989,791
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (f)(g)(s)	1,602,571	1,463,676
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (f)(g)(s)	2,616,875	2,481,138
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (f)(g)(s)	2,150,500	2,118,243
CME Term SOFR 1 Month Index + 4.000% 7.3925% 2/16/29 (f)(g)(s)	2,827,913	2,780,206
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (f)(g)(s)	1,180,000	1,073,800
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.0714% 9/20/26 (f)(g)(s)	1,394,046	1,376,621
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 4/11/29 (g)(s)(t)	4,160,000	3,733,600
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1865% 8/4/28 (f)(g)(s)	4,054,300	3,991,783
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/6/25 (f)(g)(s)	1,745,692	1,425,357
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 7/8/28 (f)(g)(s)	1,017,313	956,701
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.625% 12/10/26 (f)(g)(s)	2,870,649	2,834,765
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/29/25 (f)(g)(s)	838,338	724,114
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3365% 4/14/29 (f)(g)(s)	1,420,539	1,364,896
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.2115% 3/23/27 (f)(g)(s)	644,325	644,125
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4365% 11/3/29 (f)(g)(s)	1,135,000	1,116,556
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.375% 4/1/28 (f)(g)(s)	597,438	589,223
		69,559,714
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.6039% 1/24/27 (f)(g)(s)	1,083,748	1,055,755
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.76% 1/21/28 (f)(g)(s)	1,198,630	1,174,094
CME Term SOFR 1 Month Index + 3.500% 7.5865% 1/21/28 (f)(g)(s)	1,050,000	1,036,224
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 1/23/27 (f)(g)(s)	1,935,929	1,888,751
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.2539% 6/4/28 (f)(g)(s)	3,829,093	3,671,143
CME Term SOFR 1 Month Index + 3.500% 7.6865% 6/2/28 (f)(g)(s)	994,987	950,521
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 8.4053% 9/27/24 (f)(g)(s)	813,969	807,864
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 5/7/28 (f)(g)(s)	1,331,550	1,274,400
		11,858,752
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4087% 10/8/27 (f)(g)(s)	529,623	516,515
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (f)(g)(s)	4,297,038	4,098,300
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.0787% 5/13/29 (f)(g)(s)	1,458,558	1,452,184
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5549% 3/2/27 (f)(g)(s)	3,570,961	3,477,224
		9,544,223
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.2009% 7/23/29 (f)(g)(s)	1,405,367	1,385,607
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 12.0177% 11/15/26 (f)(g)(s)	127,677	123,741
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.2677% 11/15/25 (f)(g)(s)	871,962	856,162
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 12.4929% 4/16/25 (c)(f)(g)(s)	418,990	391,755
		2,757,265
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 2/4/28 (f)(g)(s)	1,549,197	1,517,253
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.5714% 2/7/26 (f)(g)(s)	2,349,215	2,309,419
CME Term SOFR 1 Month Index + 3.750% 7.8365% 12/30/28 (f)(g)(s)	1,557,155	1,529,251
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/30/28 (f)(g)(s)	736,232	720,852
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.625% 6/2/28 (f)(g)(s)	5,685,331	4,676,184
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 8/16/28 (f)(g)(s)	630,238	606,490
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 7/19/28 (f)(g)(s)	2,692,054	2,175,529
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.8365% 4/29/29 (f)(g)(s)	1,120,000	1,020,600
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.83% 8/27/28 (f)(g)(s)	1,496,222	1,480,631
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.72% 1/21/29 (f)(g)(s)	769,188	733,136
		16,769,345
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.6741% 12/30/26 (f)(g)(s)	1,950,000	1,929,291
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.3214% 5/19/28 (f)(g)(s)	992,438	975,943
Transportation Infrastructure - 0.1%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4907% 4/6/28 (f)(g)(s)	2,178,549	1,982,479
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (c)(f)(g)(s)	295,000	197,650
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (f)(g)(s)	1,262,250	978,244
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.7412% 6/9/29 (f)(g)(s)	1,130,000	1,121,525
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.2113% 11/23/29 (c)(f)(g)(s)	780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (f)(g)(s)	1,554,941	1,459,219
CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (f)(g)(s)	1,168,831	1,122,078
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (f)(g)(s)	578,309	542,708
CME Term SOFR 1 Month Index + 4.000% 7.6532% 7/21/28 (f)(g)(s)	81,169	77,922
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/22/28 (f)(g)(s)	1,578,075	1,428,821
		9,686,746
TOTAL INDUSTRIALS		183,899,869
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (f)(g)(s)	3,578,482	2,636,268
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 4/4/26 (f)(g)(s)	5,998,833	5,757,020
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6123% 10/6/29 (f)(g)(s)	1,205,000	1,159,813
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 9/25/26 (f)(g)(s)	5,275,351	4,615,088
		14,168,189
Electronic Equipment & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6.5857% 7/1/29 (f)(g)(s)	4,420,000	4,367,535
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 10.8214% 3/31/29 (f)(g)(s)	315,000	277,200
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/31/28 (f)(g)(s)	1,367,733	1,307,895
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.0714% 8/10/27 (f)(g)(s)	1,832,813	1,814,484
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.2677% 9/28/24 (f)(g)(s)	2,347,994	2,332,333
		10,099,447
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (f)(g)(s)	1,312,500	1,287,182
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 9/7/28 (f)(g)(s)	774,150	760,602
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 12/4/27 (f)(g)(s)	1,270,056	1,152,309
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 10/31/26 (f)(g)(s)	3,289,219	3,232,677
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 10/31/26 (f)(g)(s)	1,950,608	1,915,009
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3365% 10/21/29 (f)(g)(s)	1,878,203	1,871,423
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (f)(g)(s)	6,139,144	3,622,095
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (f)(g)(s)	1,990,506	1,940,744
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 3/26/28 (f)(g)(s)	5,227,221	4,991,996
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.1865% 11/10/27 (f)(g)(s)	2,276,301	2,141,999
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 2/1/28 (f)(g)(s)	9,150,238	8,921,482
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/17/27 (f)(g)(s)	181,978	167,535
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 12/17/27 (f)(g)(s)	290,084	267,060
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.0865% 8/31/28 (f)(g)(s)	2,961,834	2,935,918
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 5/1/24 (f)(g)(s)	224,212	222,307
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 8/27/25 (f)(g)(s)	4,462,045	4,424,609
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.0106% 1/13/29 (f)(g)(s)	3,895,000	3,778,150
		43,633,097
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.8924% 7/6/29 (f)(g)(s)	4,785,000	4,740,452
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.7606% 8/17/29 (f)(g)(s)	3,795,000	3,696,975
		8,437,427
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (f)(g)(s)	1,648,661	1,599,201
Applied Systems, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/19/26 (g)(s)(t)	500,000	496,720
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 9/19/24 (f)(g)(s)	1,235,000	1,230,085
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 10/25/28 (f)(g)(s)	517,644	484,644
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 8/15/25 (f)(g)(s)	2,829,456	2,741,036
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9849% 4/23/26 (f)(g)(s)	1,131,356	1,078,556
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.8214% 12/10/29 (f)(g)(s)	440,380	373,222
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (f)(g)(s)	7,564,159	7,146,013
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 10.6897% 11/24/26 (f)(g)(s)	2,079,288	1,647,835
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (f)(g)(s)	6,490,000	6,406,668
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.5714% 4/30/25 (f)(g)(s)	2,282,007	2,227,331
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 9/30/28 (f)(g)(s)	2,367,113	2,268,877
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (f)(g)(s)	5,340,427	5,128,732
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (f)(g)(s)	1,330,000	1,204,488
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 7/31/27 (f)(g)(s)	2,830,036	2,729,796
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (f)(g)(s)	697,000	532,773
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (f)(g)(s)	2,149,437	1,940,361
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.83% 3/3/28 (f)(g)(s)	1,347,694	1,296,037
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 12/1/27 (f)(g)(s)	2,676,944	2,594,976
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.3214% 7/10/25 (f)(g)(s)	126,720	119,513
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.5714% 7/1/24 (f)(g)(s)	3,152,621	3,103,377
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.4179% 6/5/25 (f)(g)(s)	593,459	589,008
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.6363% 3/1/29 (f)(g)(s)	3,467,850	3,287,973
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/15/24 (f)(g)(s)	3,541,891	3,442,293
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.649% 2/23/29 (f)(g)(s)	1,660,000	1,487,775
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 9/15/24 (f)(g)(s)	4,288,083	4,168,359
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 12/10/28 (f)(g)(s)	606,950	571,292
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 11.08% 9/4/26 (f)(g)(s)	100,000	97,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.33% 9/5/25 (f)(g)(s)	719,550	710,405
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.1865% 9/12/29 (f)(g)(s)	4,600,000	4,517,568
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (g)(s)(t)	4,585,000	4,449,376
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (f)(g)(s)	9,482,135	8,643,535
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.5714% 5/30/26 (f)(g)(s)	1,717,392	1,657,644
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(s)	4,471,213	4,296,567
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (f)(g)(s)	3,985,658	2,667,641
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 4/22/28 (f)(g)(s)	4,021,912	3,843,460
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/30/28 (f)(g)(s)	1,345,107	802,585
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.2939% 3/17/29 (f)(g)(s)	922,688	887,515
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 5/31/25 (f)(g)(s)	1,615,492	1,544,814
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 10/7/27 (f)(g)(s)	6,960,031	6,697,289
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	1,237,924	1,214,193
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	1,034,204	1,014,378
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 5.5039% 4/16/25 (f)(g)(s)	3,810,498	3,736,422
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/31/27 (f)(g)(s)	665,216	652,464
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.8214% 5/4/26 (f)(g)(s)	5,869,944	5,710,986
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (f)(g)(s)	7,485,976	7,220,823
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (f)(g)(s)	2,665,000	2,438,475
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 2/28/27 (f)(g)(s)	3,212,227	3,147,983
		125,848,814
Technology Hardware, Storage & Peripherals - 0.0%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.0106% 3/1/27 (f)(g)(s)	5,164,283	5,073,909
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 6.8214% 6/21/24 (f)(g)(s)	4,360,868	4,306,357
		9,380,266
TOTAL INFORMATION TECHNOLOGY		211,567,240
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 9/30/28 (f)(g)(s)	2,733,400	2,439,068
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.0714% 9/22/29 (c)(f)(g)(s)	345,000	301,013
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(s)(u)	402,052	358,759
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.5439% 11/4/27 (f)(g)(s)	1,080,000	1,015,200
2LN, term loan 1 month U.S. LIBOR + 7.750% 11.7936% 11/24/28 (f)(g)(s)	485,000	438,115
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0436% 11/24/27 (f)(g)(s)	2,553,008	2,465,772
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (f)(g)(s)	711,538	707,760
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.669% 5/27/29 (f)(g)(s)	887,775	825,631
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3581% 5/7/25 (c)(f)(g)(s)	3,114,763	2,959,025
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.5714% 5/7/25 (f)(g)(s)	1,737,419	1,663,578
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 10/4/29 (g)(s)(t)	4,475,000	4,075,606
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3919% 5/27/28 (f)(g)(s)	1,422,796	1,124,009
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/3/28 (f)(g)(s)	1,653,279	1,514,404
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.9345% 3/15/29 (f)(g)(s)	3,960,075	3,377,944
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.4481% 2/9/30 (c)(f)(g)(s)	675,000	513,000
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 1/20/26 (f)(g)(s)	2,752,338	2,704,172
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.5532% 1/3/29 (f)(g)(s)	766,150	615,471
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.8467% 12/1/26 (f)(g)(s)	1,595,450	1,360,121
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 6.1741% 3/1/26 (f)(g)(s)	1,272,693	1,252,546
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(s)	2,869,796	2,740,655
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 7% 10/11/24 (f)(g)(s)	643,577	603,354
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (f)(g)(s)	2,396,725	2,333,212
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 5.83% 4/3/25 (f)(g)(s)	2,313,097	2,266,835
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (f)(g)(s)	1,557,155	1,526,012
		39,181,262
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.4365% 4/1/29 (c)(f)(g)(s)	573,563	562,091
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 3/27/28 (f)(g)(s)	2,121,024	2,102,996
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8365% 10/19/27 (f)(g)(s)	2,617,043	2,516,627
		5,181,714
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 3/3/28 (f)(g)(s)	2,735,942	2,605,985
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.515% 3/11/28 (f)(g)(s)	3,051,712	2,918,200
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.6286% 7/1/26 (f)(g)(s)	2,530,575	2,497,677
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 7.0177% 4/3/24 (f)(g)(s)	343,499	332,981
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.8214% 12/21/26 (f)(g)(s)	2,023,125	1,972,547
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 12/1/27 (f)(g)(s)	2,065,719	2,009,882
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (f)(g)(s)	11,628,100	11,209,721
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0714% 8/4/27 (f)(g)(s)	2,537,861	2,477,587
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(s)	1,068,725	948,942
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.0714% 8/1/26 (f)(g)(s)	742,500	709,088
1 month U.S. LIBOR + 4.000% 8.2009% 7/31/26 (f)(g)(s)	729,375	700,200
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8214% 1/30/27 (f)(g)(s)	2,241,193	2,213,806
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.0039% 2/5/26 (f)(g)(s)	994,937	979,475
1 month U.S. LIBOR + 3.500% 7.2539% 9/24/28 (f)(g)(s)	1,534,500	1,510,286
		33,086,377
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (f)(g)(s)	1,016,425	1,008,375
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 6/1/28 (f)(g)(s)	987,500	934,422
		1,942,797
Paper & Forest Products - 0.0%
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 3/1/28 (f)(g)(s)	618,734	442,395
TOTAL MATERIALS		79,834,545
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/21/25 (f)(g)(s)	4,379,539	4,266,941
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.4787% 1/30/27 (f)(g)(s)	1,776,142	1,616,290
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.4787% 1/30/27 (f)(g)(s)	100,458	91,416
		5,974,647
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (f)(g)(s)	1,830,000	1,815,708
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.8214% 8/1/25 (f)(g)(s)	5,763,105	5,650,840
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.24% 12/15/27 (f)(g)(s)	936,311	926,752
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/1/26 (f)(g)(s)	646,982	629,352
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (f)(g)(s)	14,315,049	14,079,423
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 5.5336% 12/31/25 (f)(g)(s)	3,994,414	3,959,024
		27,061,099
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (c)(f)(g)(s)	1,848,359	1,783,666
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.4241% 3/25/28 (f)(g)(s)	740,625	723,731
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7.625% 11/14/25 (f)(g)(s)	962,500	948,063
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.4032% 5/20/29 (f)(g)(s)	1,027,425	1,019,288
		4,474,748
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.2661% 6/17/28 (f)(g)(s)	109,723	103,237
TOTAL UTILITIES		31,639,084
TOTAL BANK LOAN OBLIGATIONS (Cost $1,267,568,071)		1,208,069,806

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	5,039,000	4,853,325
KeyBank NA 6.95% 2/1/28	718,000	756,943
Regions Bank 6.45% 6/26/37	8,935,000	9,300,566
TOTAL BANK NOTES (Cost $15,953,593)		14,910,834

Fixed-Income Funds - 0.2%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (v)	508,800	18,036,960
iShares iBoxx $ High Yield Corporate Bond ETF (v)	177,800	13,452,348
TOTAL FIXED-INCOME FUNDS (Cost $31,847,397)		31,489,308

Preferred Securities - 0.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		1,000,000	695,000
Telefonica Europe BV 3.875% (Reg. S) (f)(h)	EUR	2,100,000	2,002,244
			2,697,244
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(h)	EUR	2,500,000	2,464,921
3.748% (Reg. S) (f)(h)	EUR	800,000	722,385
3.875% (Reg. S) (f)(h)	EUR	9,400,000	8,241,032
4.625% (Reg. S) (f)(h)	EUR	5,150,000	5,096,026
			16,524,364
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		1,486,000	1,434,733
Danone SA 1.75% (Reg. S) (f)(h)	EUR	2,600,000	2,665,556
Grupo Bimbo S.A.B. de CV 5.95% (d)(f)(h)		840,000	829,500
			4,929,789
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(h)	EUR	9,510,000	7,938,260
TOTAL CONSUMER STAPLES			12,868,049
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(h)		910,000	409,500
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (f)(h)	EUR	1,780,000	1,761,970
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(h)	EUR	1,800,000	1,819,229
Banco Do Brasil SA 6.25% (d)(f)(h)		805,000	723,091
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		1,240,000	1,185,440
7.625% (d)(f)(h)		352,000	317,856
Bank of America Corp. 5.125% (f)(h)		530,000	500,797
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 6.5671% (f)(g)(h)		2,677,000	2,476,225
4.9% (f)(h)		1,100,000	1,047,750
Barclays PLC:
5.875% (Reg. S) (f)(h)	GBP	1,000,000	1,097,501
7.125% (f)(h)	GBP	250,000	287,000
8.875% (f)(h)	GBP	1,000,000	1,191,809
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	416,154
5.35% 11/12/29 (d)(f)		265,000	253,456
BNP Paribas SA 6.625% (Reg. S) (f)(h)		2,230,000	2,146,375
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		980,000	955,684
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		200,000	193,000
HSBC Holdings PLC 6.375% (f)(h)		2,550,000	2,428,875
Itau Unibanco Holding SA 6.125% (d)(f)(h)		1,140,000	1,083,713
Lloyds Banking Group PLC 5.125% (f)(h)	GBP	220,000	242,500
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		850,000	770,568
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		340,000	291,720
Societe Generale 7.875% (Reg. S) (f)(h)		900,000	886,140
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(h)	EUR	1,545,650	1,588,298
Tinkoff Credit Systems 6% (d)(f)(h)		390,000	161,119
			23,826,270
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (f)(h)		7,755,000	6,397,875
UBS Group AG 7% (Reg. S) (f)(h)		644,000	637,560
			7,035,435
Insurance - 0.0%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(h)		4,059,000	3,531,329
5.875% (d)(f)(h)		2,110,000	1,935,800
			5,467,129
TOTAL FINANCIALS			36,328,834
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	7,200,000	6,818,011
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		1,015,000	1,004,850
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(h)	GBP	900,000	878,953
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,243,730
TOTAL INDUSTRIALS			5,127,533
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(h)		350,000	298,441
5.65% (d)(f)(h)		1,015,000	962,322
			1,260,763
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		2,015,000	1,773,200
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(h)	EUR	6,000,000	3,184,236
AT Securities BV 5.25% (Reg. S) (f)(h)		5,250,000	2,908,500
Citycon Oyj 4.496% (Reg. S) (f)(h)	EUR	1,555,000	992,048
CPI Property Group SA 3.75% (Reg. S) (f)(h)	EUR	3,955,000	2,085,608
Grand City Properties SA 1.5% (Reg. S) (f)(h)	EUR	6,000,000	2,747,683
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(h)	EUR	5,790,000	4,644,127
3.625% (Reg. S) (f)(h)	EUR	1,410,000	889,738
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(h)	EUR	2,605,000	1,074,140
			18,526,080
UTILITIES - 0.1%
Electric Utilities - 0.1%
Electricite de France SA:
5.25% (Reg. S) (f)(h)		9,240,000	9,124,500
5.625% (Reg. S) (f)(h)		2,370,000	2,227,800
Enel SpA 2.5% (Reg. S) (f)(h)	EUR	3,760,000	3,824,621
SSE PLC:
3.74% (Reg. S) (f)(h)	GBP	1,920,000	2,092,877
4% (Reg. S) (f)(h)	EUR	2,760,000	2,613,571
			19,883,369
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (f)(h)	EUR	705,000	698,776
Veolia Environnement SA 2% (Reg. S) (f)(h)	EUR	3,500,000	2,977,417
			3,676,193
TOTAL UTILITIES			23,559,562
TOTAL PREFERRED SECURITIES (Cost $165,151,753)			125,893,140

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (w)	1,850,958,511	1,851,328,702
Fidelity Securities Lending Cash Central Fund 3.86% (w)(x)	15,352,240	15,353,775
TOTAL MONEY MARKET FUNDS (Cost $1,866,680,280)		1,866,682,477

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.875% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	19,250,000	224,768
Option with an exercise rate of 5.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	1/18/23	EUR	19,550,000	143,588
Option with an exercise rate of 6.50% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	12/21/22	EUR	24,700,000	10,504

TOTAL PURCHASED SWAPTIONS (Cost $1,142,270)				378,860
TOTAL INVESTMENT IN SECURITIES - 116.1% (Cost $24,249,507,714)	22,285,525,161
NET OTHER ASSETS (LIABILITIES) - (16.1)%	(3,091,457,139)
NET ASSETS - 100.0%	19,194,068,022

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(31,050,000)	(26,364,794)
2% 12/1/52	(12,800,000)	(10,868,579)
2% 12/1/52	(31,350,000)	(26,619,526)
2% 12/1/52	(22,700,000)	(19,274,745)
2% 12/1/52	(19,250,000)	(16,345,323)
2% 12/1/52	(46,700,000)	(39,653,330)
2% 12/1/52	(15,550,000)	(13,203,625)
2% 12/1/52	(15,400,000)	(13,076,259)
2.5% 12/1/52	(15,300,000)	(13,423,862)
2.5% 12/1/52	(30,800,000)	(27,023,199)
2.5% 12/1/52	(30,800,000)	(27,023,199)
2.5% 12/1/52	(15,300,000)	(13,423,862)
2.5% 12/1/52	(19,200,000)	(16,845,631)
2.5% 12/1/52	(19,400,000)	(17,021,106)
2.5% 12/1/52	(30,900,000)	(27,110,937)
3% 12/1/52	(34,050,000)	(30,710,907)
3% 12/1/52	(20,350,000)	(18,354,389)
3.5% 12/1/52	(46,700,000)	(43,324,276)
4% 12/1/52	(10,900,000)	(10,403,340)

TOTAL GINNIE MAE		(410,070,889)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(9,100,000)	(7,953,289)
1.5% 12/1/37	(36,300,000)	(31,725,757)
1.5% 12/1/52	(45,050,000)	(34,994,894)
2% 12/1/37	(9,500,000)	(8,533,970)
2% 12/1/37	(30,900,000)	(27,757,859)
2% 12/1/37	(51,500,000)	(46,263,099)
2% 12/1/37	(15,450,000)	(13,878,930)
2% 12/1/52	(47,550,000)	(39,106,903)
2% 12/1/52	(95,100,000)	(78,213,806)
2% 12/1/52	(23,800,000)	(19,574,013)
2% 12/1/52	(23,800,000)	(19,574,013)
2% 12/1/52	(4,750,000)	(3,906,578)
2% 12/1/52	(23,750,000)	(19,532,891)
2% 12/1/52	(95,700,000)	(78,707,269)
2% 12/1/52	(95,700,000)	(78,707,269)
2% 12/1/52	(77,475,000)	(63,718,345)
2% 12/1/52	(47,350,000)	(38,942,416)
2% 12/1/52	(3,900,000)	(3,207,506)
2% 12/1/52	(10,775,000)	(8,861,764)
2.5% 12/1/37	(10,500,000)	(9,697,735)
2.5% 12/1/37	(27,600,000)	(25,491,189)
2.5% 12/1/37	(10,500,000)	(9,697,735)
2.5% 12/1/37	(27,600,000)	(25,491,189)
2.5% 12/1/52	(70,700,000)	(60,415,356)
2.5% 12/1/52	(23,550,000)	(20,124,210)
2.5% 12/1/52	(17,000,000)	(14,527,030)
2.5% 12/1/52	(23,550,000)	(20,124,210)
2.5% 12/1/52	(23,200,000)	(19,825,124)
2.5% 12/1/52	(9,500,000)	(8,118,046)
3% 12/1/52	(9,900,000)	(8,763,821)
3% 12/1/52	(12,700,000)	(11,242,477)
3% 12/1/52	(11,800,000)	(10,445,766)
3% 12/1/52	(23,550,000)	(20,847,270)
3.5% 12/1/52	(15,400,000)	(14,110,250)
3.5% 12/1/52	(3,300,000)	(3,023,625)
4.5% 12/1/52	(26,150,000)	(25,455,404)
5% 12/1/52	(1,200,000)	(1,194,749)
5% 12/1/52	(6,700,000)	(6,670,684)
5% 12/1/52	(3,550,000)	(3,534,467)
5% 12/1/52	(8,800,000)	(8,761,496)
5% 12/1/52	(6,250,000)	(6,222,653)
5% 12/1/52	(8,800,000)	(8,761,496)
5% 12/1/52	(1,200,000)	(1,194,749)
5% 12/1/52	(10,000,000)	(9,956,245)
5.5% 12/1/52	(18,950,000)	(19,166,147)
5.5% 12/1/52	(3,750,000)	(3,792,773)
6% 12/1/52	(5,025,000)	(5,140,418)
6% 12/1/52	(1,050,000)	(1,074,117)
6% 12/1/52	(5,925,000)	(6,061,090)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,012,092,092)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,402,960,905)		(1,422,162,981)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	38	Dec 2022	3,112,112	13,920	13,920
Eurex Euro-Bund Contracts (Germany)	142	Dec 2022	20,817,161	(258,465)	(258,465)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	57	Dec 2022	9,389,438	48,749	48,749
TME 10 Year Canadian Note Contracts (Canada)	177	Mar 2023	16,545,352	102,574	102,574

TOTAL BOND INDEX CONTRACTS					(93,222)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,139	Mar 2023	233,904,328	622,704	622,704
CBOT 5-Year U.S. Treasury Note Contracts (United States)	494	Mar 2023	53,633,734	321,784	321,784
CBOT Long Term U.S. Treasury Bond Contracts (United States)	343	Mar 2023	43,561,000	562,229	562,229

TOTAL TREASURY CONTRACTS					1,506,717

TOTAL PURCHASED					1,413,495

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	67	Dec 2022	8,368,516	101,031	101,031
ICE Long Gilt Contracts (United Kingdom)	125	Mar 2023	15,817,400	132,857	132,857

TOTAL BOND INDEX CONTRACTS					233,888

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	672	Mar 2023	76,272,000	(610,142)	(610,142)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,028	Mar 2023	130,556,000	(1,261,888)	(1,261,888)

TOTAL TREASURY CONTRACTS					(1,872,030)

TOTAL SOLD					(1,638,142)

TOTAL FUTURES CONTRACTS					(224,647)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	2,625,681	EUR	2,539,000	Brown Brothers Harriman & Co	12/01/22	(16,402)
USD	33,485	AUD	50,000	State Street Bank and Trust Co	12/02/22	(453)
CAD	197,000	USD	147,663	Bank of America, N.A.	12/08/22	(1,193)
CAD	410,000	USD	305,051	Brown Brothers Harriman & Co	12/08/22	(215)
EUR	1,406,000	USD	1,442,205	Bank of America, N.A.	12/08/22	21,708
EUR	1,193,000	USD	1,234,312	Brown Brothers Harriman & Co	12/08/22	7,827
EUR	3,925,000	USD	4,078,428	Goldman Sachs Bank USA	12/08/22	8,242
EUR	509,000	USD	529,817	JPMorgan Chase Bank, N.A.	12/08/22	149
EUR	125,000	USD	129,484	JPMorgan Chase Bank, N.A.	12/08/22	664
EUR	2,269,000	USD	2,353,620	JPMorgan Chase Bank, N.A.	12/08/22	8,840
EUR	2,276,000	USD	2,339,631	JPMorgan Chase Bank, N.A.	12/08/22	30,118
EUR	408,000	USD	423,336	JPMorgan Chase Bank, N.A.	12/08/22	1,469
GBP	393,000	USD	470,559	Brown Brothers Harriman & Co	12/08/22	3,224
USD	33,917	AUD	50,000	BNP Paribas S.A.	12/08/22	(30)
USD	25,453	AUD	38,000	State Street Bank and Trust Co	12/08/22	(347)
USD	326,474	CAD	442,000	JPMorgan Chase Bank, N.A.	12/08/22	(2,153)
USD	333,595	CAD	443,000	JPMorgan Chase Bank, N.A.	12/08/22	4,224
USD	3,175,472	EUR	3,083,000	BNP Paribas S.A.	12/08/22	(34,517)
USD	206,082,591	EUR	198,693,000	BNP Paribas S.A.	12/08/22	(794,573)
USD	1,411,611	EUR	1,353,000	Brown Brothers Harriman & Co	12/08/22	2,881
USD	369,049	GBP	312,000	Bank of America, N.A.	12/08/22	(7,084)
USD	564,279	GBP	473,000	Bank of America, N.A.	12/08/22	(5,948)
USD	618,193	GBP	514,000	HSBC Bank	12/08/22	(1,462)
USD	1,397,535	GBP	1,174,000	JPMorgan Chase Bank, N.A.	12/08/22	(17,786)
USD	112,902,432	GBP	94,949,000	Royal Bank of Canada	12/08/22	(1,563,772)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,356,589)

Unrealized Appreciation						89,346
Unrealized Depreciation						(2,445,935)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		24,350,000	241,810	(317)	241,493
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,060,000	123,946	(27,737)	96,209
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,000,000	123,125	(123,021)	104
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,900,000	25,993	(16,485)	9,508
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,770,000	51,576	(41,737)	9,839
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		560,000	7,661	(5,022)	2,639
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	91,660	(138,575)	(46,915)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,070,000	41,999	13,690	55,689
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		3,760,000	51,439	(44,817)	6,622
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		5,620,000	76,885	(107,580)	(30,695)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		580,000	7,935	(866)	7,069
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,050,000	28,045	(28,715)	(670)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,950,000	40,358	(11,793)	28,565
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		10,660,000	145,835	(183,013)	(37,178)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,840,000	25,172	(31,323)	(6,151)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,740,000	51,165	(52,169)	(1,004)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,000,000	54,722	(27,492)	27,230
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,390,000	32,697	(17,097)	15,600
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,500,000	34,202	(13,480)	20,722
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,890,000	25,856	(17,927)	7,929
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	5,000,000	7,583	(31,045)	(23,462)

TOTAL CREDIT DEFAULT SWAPS							1,289,664	(906,521)	383,143

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	27,295,000	(247,988)	0	(247,988)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	14,268,000	(117,690)	0	(117,690)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2032	214,000	(2,601)	0	(2,601)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	783,000	(23,560)	0	(23,560)
TOTAL INTEREST RATE SWAPS							(391,839)	0	(391,839)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,430,628 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,067,552,964 or 21.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,503,553.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $967,759.
(k)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $1,356,407.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,656,977 and $3,316,477, respectively.

(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	521,057

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,357,368,977	1,807,675,435	1,313,715,710	13,245,226	-	-	1,851,328,702	3.8%
Fidelity Securities Lending Cash Central Fund 3.86%	534,738,895	2,736,500,081	3,255,885,201	305,831	-	-	15,353,775	0.0%
Total	1,892,107,872	4,544,175,516	4,569,600,911	13,551,057	-	-	1,866,682,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.